                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 033-00442
                                                              File No. 811-04413

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/

     Pre-Effective Amendment No.                                         / /

     Post-Effective Amendment No.   39                                   /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/

     Amendment No.   39

                         DELAWARE GROUP EQUITY FUNDS IV
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public offering:                          September 28, 2007

It is proposed that this filing will become effective:

    / /     immediately upon filing pursuant to paragraph (b)
-----------
    /X/     on September 28, 2007 pursuant to paragraph (b)
-----------
    / /     60 days after filing pursuant to paragraph (a) (1)
-----------
    / /     on (date) pursuant to paragraph (a)(1)
-----------
    / /     75 days after filing pursuant to paragraph (a) (2)
-----------
    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
-----------

If appropriate:

     / /  This post-effective  amendment designates a  new  effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding two new  series  of  shares,  designated  as the  Delaware  Global  Real  Estate
Securities Fund and the Delaware Healthcare Fund, respectively. The prospectuses and  statement  of  additional  information  relating to the other series of the
Registrant are not amended or superseded hereby.

                             --- C O N T E N T S ---

     This  Post-Effective  Amendment No. 39 to Registration  File No.  033-00442
includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Part A - Prospectuses

     4.   Part B - Statement of Additional Information

     5.   Part C - Other Information

     6.   Signatures

     7.   Exhibits

INTERNATIONAL                                            Delaware Investments(R)
                                             A Member of Lincoln Financial Group

Prospectus        September 28, 2007

                  DELAWARE GLOBAL REAL ESTATE SECURITIES FUND
                  CLASS A |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page         3
Delaware Global Real Estate Securities Fund                       3

How we manage the Fund                               page         8
Our investment strategies                                         8
The securities we typically invest in                             9
The risks of investing in the Fund                                12
Disclosure of portfolio holdings information                      15

Who manages the Fund                                 page         16
Investment manager                                                16
Portfolio managers                                                16
Manager of managers structure                                     16
Who's who?                                                        17

About your account                                   page         19
Investing in the Fund                                             19
 Choosing a share class                                           19
 Dealer compensation                                              21
Payments to intermediaries                                        21
How to reduce your sales charge                                   22
Waivers of Contingent Deferred Sales Charges                      24
How to buy shares                                                 26
Fair valuation                                                    27
Retirement plans                                                  27
Document delivery                                                 27
How to redeem shares                                              28
Account minimums                                                  29
Special services                                                  29
Frequent trading of Fund shares                                   30
Dividends, distributions, and taxes                               32
Certain management considerations                                 34

Financial highlights                                 page         35

Glossary                                             page         36

Additional information                               page         39

                                       2

Profile: Delaware Global Real Estate Securities Fund

Delaware  Global  Real  Estate  Securities  Fund is  available  only to  certain residents of certain states.

What is the Fund's investment objective?
The Delaware Global Real Estate  Securities  Fund seeks maximum  long-term total return  through a  combination  of  current  income  and  capital  appreciation.
Although  the Fund will  strive to meet its  investment  objective,  there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S.  companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market  capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances,  the Fund will invest at least 40% of its total  assets in  securities  of  non-U.S.  issuers,  unless market conditions are not deemed favorable by the investment  manager,  in which case the Fund  would  invest at least 30% of its net  assets  in  securities  of
non-U.S.  issuers.  This policy is in  addition  to the 80%  policy.  The Fund's investment  objective and 80% policy will be non-fundamental  and can be changed without shareholder approval. However, Fund shareholders would be given at least
60 days' notice prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the global real estate  industry,  the
Fund may be subject to certain risks  associated  with direct  ownership of real estate and with the real estate industry in general  (although the Fund does not intend to own real estate directly).  Its investments may tend to fluctuate more in value than a fund that invests in a broader range of industries.  If the Fund holds real estate directly,  as a result of defaults,  or receives rental income from its real estate holdings,  its tax status as a regulated investment company could be  jeopardized.  The Fund is also  affected  by  interest  rate  changes, particularly  if the  companies we invest in use  floating  rate debt to finance their ongoing operations.

REITs are subject to substantial  cash flow  dependency,  defaults by borrowers, self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the U.S.  Internal  Revenue Code, as amended  (Code),  and/or to maintain  exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate  share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies  and involve  certain  risks not typically  associated  with investing in U.S. companies.  Investments in foreign securities may be adversely affected by political  instability,  foreign economic conditions,  or inadequate regulatory and accounting  standards.  In addition,  there is the possibility of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign nations, or other taxes imposed with respect to investments in foreign  nations.  The Fund may be  adversely  affected  by changes in  currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations,  and may incur costs in connection with conversions between currencies.  If, and to the extent that, we invest in options,  futures, forward foreign currency  exchange  contracts,  or other  derivatives,  the Fund will be subject to the special risks  associated  with those  activities.  To the extent that the Fund holds a large  portion of its  assets in cash or  short-term  debt obligations, it may be unable to achieve its investment objective.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 12.

Who should invest in the Fund
     o    Investors seeking a high level of long-term total return
     o    Investors  willing to invest in  securities  of companies  principally engaged in the real estate industry
     o    Investors  seeking  to  diversify  their  equity  holdings  by  adding exposure to real estate and foreign markets

Who should not invest in the Fund
     o    Investors  unwilling to accept risks of investing in a non-diversified fund that  focuses  on the real  estate  industry,  as well as foreign markets
     o    Investors  who are  unwilling  to  accept  that  the  value  of  their investment may fluctuate, sometimes significantly, over the short term

                                       3

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

The Fund is considered  "non-diversified"  as defined in the Investment  Company
Act of 1940, as amended (1940 Act). That means the Fund may allocate more of its net assets to investments in single securities than a "diversified"  fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       4

How has Delaware Global Real Estate Securities Fund performed?
There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

                                       5

What are the Fund's fees and expenses?

------------------------------------- -------------------------------------------------- ----------- ----------- ----------
Sales charges are fees paid
directly from your investments when
you buy or sell shares of the
Fund.  You do not pay sales charges
when you buy or sell Class R shares.  CLASS                                                       A           C         R
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum sales charge (load) imposed on purchases        5.75%        none       none
                                      as a percentage of offering price
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum contingent deferred sales charge (load)       none(1)    1.00%(2)       none
                                      as a percentage of original purchase price or
                                      redemption price, whichever is lower
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum sales charge (load) imposed on                   none        none       none
                                      reinvested dividends
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Redemption fees                                          none        none       none
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Exchange fees(3)                                         none        none       none
------------------------------------- -------------------------------------------------- ----------- ----------- ----------

-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
Annual fund operating expenses are
deducted from the Fund's assets.       CLASS                                                      A           C          R
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Management fees(4)                                     0.99%       0.99%      0.99%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Distribution and service (12b-1) fees(4)               0.30%       1.00%      0.60%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Other expenses(5)                                      1.63%       1.63%      1.63%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Total annual fund operating expenses                   2.92%       3.62%      3.22%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------

-------------------------------------- ---------------- ----------- ----------- ------------------ ------------
This example is intended to help you   CLASS                     A           C                  C            R
compare the cost of investing in the                                                 (if redeemed)
Fund to the cost of investing in
other mutual funds with similar
investment objectives. We show the
cumulative amount of Fund expenses
on a hypothetical investment of
$10,000 with an annual 5% return
over the time shown.  The Fund's
actual rate of return may be greater
or less than the hypothetical 5%
return we use here. This example
does not reflect voluntary expense
waivers and assumes that the Fund's
total operating expenses remain
unchanged in each of the periods
shown. This is an example only, and
does not represent future expenses,
which may be greater or less than
those shown here.
-------------------------------------- ---------------- ----------- ----------- ------------------ ------------
                                       1 year                $ 853       $ 365              $ 465        $ 325
-------------------------------------- ---------------- ----------- ----------- ------------------ ------------
                                       3 years             $ 1,427     $ 1,109            $ 1,109        $ 992
-------------------------------------- ---------------- ----------- ----------- ------------------ ------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission,  a contingent deferred sales charge (CDSC) will apply to  redemptions  made  within  two years of  purchase.  Additional  Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     CDSC.
(3)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(4)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from  exceeding  1.15% of the Fund's  average daily net assets and the  Fund's  distributor  Delaware  Distributors,  L.P.  (Distributor)  has
     voluntarily  agreed to waive all 12b-1  fees.  These  expense  waivers  and reimbursements  may be discontinued at any time because they are voluntary, and they apply only to expenses  paid  directly  by the Fund.  The fees and expenses  shown in the table above do not reflect the voluntary  caps.  The following  table  shows the Fund's  operating  expenses  and  reflects  the
     Manager's and the Distributor's voluntary fee waivers.

                                       6

------------------------------------------------------------------------- ---------------- --------------- ----------------
CLASS                                                                                   A               C                R
------------------------------------------------------------------------- ---------------- --------------- ----------------
Management fees                                                                     0.00%           0.00%            0.00%
------------------------------------------------------------------------- ---------------- --------------- ----------------
Distribution and service (12b-1) fees                                               0.00%           0.00%            0.00%
------------------------------------------------------------------------- ---------------- --------------- ----------------
Other expenses                                                                      1.15%           1.15%            1.15%
------------------------------------------------------------------------- ---------------- --------------- ----------------
Total annual fund operating expenses                                                1.15%           1.15%            1.15%
------------------------------------------------------------------------- ---------------- --------------- ----------------

(5)  "Other expenses" are based on estimates for the current fiscal year.

                                       7

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment objective.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

We strive to achieve  maximum  long-term  total return  through a combination of current income and capital appreciation.  Under normal  circumstances,  the Fund will  invest at least 80% of its net  assets in  securities  issued by U.S.  and
non-U.S. companies in the real estate and real estate-related sectors. A company in the real estate sector (such as real estate  operating or service  companies)
generally  derives at least 50% of its revenue  from real estate or has at least
50% of its assets in real estate.

The Manager will allocate the Fund's assets among  companies in various  regions
and  countries   throughout  the  world,   including  the  U.S.  and  developed,
developing, and emerging market non-U.S.  countries.  Therefore, the Fund may at times have a  significant  investment  in real  estate  companies  organized  or located  outside the U.S.  Conversely,  under  certain  market  conditions,  the
Manager may shift more of the Fund's investments to U.S. companies.  The Manager may invest in securities issued in any currency and may hold foreign currency.

Our investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific markets. From a top-down perspective, we consider each region's  economy,  including current economic  conditions,  interest rates, job growth,  and  capital  flows.  Our  bottom-up  analysis  is based on a  relative valuation  methodology  that is  focused  on both  real  estate  valuations  and security-level  research  with  disciplined  portfolio  management.  Real estate factors  that are  important  to our analysis  would be  supply/demand,  vacancy rates, and rental growth in a particular market. This market-by-market  research is coupled  with an  overview  of a company's  financials,  cash flow,  dividend growth  rates,  and  management  strategy.  In addition,  we consider  selling a security based generally on the following  disciplines:  a security reaching our targeted price ranges;  relative  pricing of a security versus other  investment opportunities; or a negative change in how we view a security's fundamentals.

We do not normally acquire securities for short-term  purposes;  however, we may take advantage of short-term  opportunities  that are consistent with the Fund's investment objectives.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees (Board) may change the Fund's objective without  obtaining  shareholder approval.  If the objective were changed,  we would notify shareholders at least
60 days before the change in the objective became effective.

                                       8

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

----------------------------------------------------------------- ------------------------------------------------------------
                           Securities                                                   How we use them
----------------------------------------------------------------- ------------------------------------------------------------
 Common or ordinary stocks: Securities that represent shares      Under normal circumstances, we will generally invest the
 of ownership in a corporation. Stockholders participate in       Fund's assets in common or ordinary stocks, some of which
 the corporation's profits proportionate to the number of         may be dividend-paying stocks.
 shares they own.
----------------------------------------------------------------- ------------------------------------------------------------
 Real estate investment trusts (REITs): A company, usually        We may invest without limitation in shares of U.S. and
 traded publicly, that manages a portfolio of real estate or      non-U.S. REITs.
 real estate mortgages to earn profits for shareholders.

 REITs are generally classified as equity REITs, mortgage
 REITs, or a combination of equity and mortgage REITs. Equity
 REITs typically invest the majority of their assets directly in real property, derive income primarily from the collection of rents and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs typically
 invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
 By investing in REITs indirectly through a fund, a
 shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.
 Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are
 considering adopting, similar REIT and REIT-like structures.
----------------------------------------------------------------- ------------------------------------------------------------
 American Depositary Receipts (ADRs), European Depositary         We may invest in sponsored and unsponsored ADRs, EDRs and
 Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs     GDRs, generally focusing on those whose underlying
 are receipts issued by a U.S. depositary (usually a U.S.         securities are issued by foreign entities. Sponsored
 bank) and EDRs and GDRs are receipts issued by a depositary      depositary receipts are issued jointly by the issuer of
 outside of the U.S. (usually a non-U.S. bank or trust company    the underlying security and the depositary, and
 or a foreign branch of a U.S. bank). Depositary receipts         unsponsored depositary receipts are issued by the
 represent an ownership interest in an underlying security        depositary without the participation of the issuer of the
 that is held by the depositary. Generally, the underlying        underlying security.
 security represented by an ADR is issued by a foreign issuer
 and the underlying security represented by an EDR or GDR may     To determine whether to purchase a security in a foreign
 be issued by a foreign or U.S. issuer.  Generally, the holder    market or through a depositary receipt, we evaluate the
 of the depositary receipt is entitled to all payments of         price levels, the transaction costs, taxes, and
 interest, dividends, or capital gains that are made on the       administrative costs or other relevant factors involved
 underlying security.                                             with each security to try to identify the most efficient
                                                                  choice.
------------------------------------------------------------------ ------------------------------------------------------------

Options and futures: Options represent a right to buy or sell    If we have stocks that have unrealized gains, we may
 a security or a group of securities at an agreed upon price      want to protect those gains when we anticipate adverse
 at a future date. The purchaser of an option may or may not      conditions. We might use options or futures to
 choose to go through with the transaction. The seller of an      neutralize the effect of any price declines, without
 option, however, must go through with the transaction if its     selling the security. We might also use options or
 purchaser exercises the option.                                  futures to gain exposure to a particular market segment
                                                                  without purchasing individual securities in that
 Writing a call option on a security obligates the owner of       segment. We might use this approach if we had excess
 the security to sell it at an agreed upon price on an agreed     cash that we wanted to invest quickly.
 upon date (usually no more than nine months in the future).
 The owner of the security receives a premium payment from the    We might use covered call options if we believe that
 purchaser of the call, but if the security appreciates to a      doing so would help the Fund to meet its investment
 price greater than the agreed upon selling price, a fund         objectives.
 would lose out on those gains. A call option written by a
 fund is "covered" if a fund owns the security underlying the     Use of these strategies can increase the operating costs
 option or has an absolute and immediate right to acquire that    of the Fund and can lead to loss of principal. Despite the
 security                                                         ability to utilize options and futures as

                                       9

 without additional cash consideration.                           described above, we do not currently intend to use such
                                                                  transactions often and may determine not to use options
 Futures contracts are agreements for the purchase or sale of     and futures at all.
 a security or a group of securities at a specified price, on
 a specified date. Unlike purchasing an option, a futures         The Fund has claimed an exclusion from the definition of
 contract must be executed unless it is sold before the           the term "commodity pool operator" under the Commodity
 settlement date.                                                 Exchange Act (CEA) and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator
 Options and futures are generally considered to be               under the CEA.
 derivative securities.

----------------------------------------------------------------- ------------------------------------------------------------

 Repurchase agreements: An agreement between a buyer of           Typically, we use repurchase agreements as a short-term
 securities, such as a fund, and a seller of securities in        investment for the Fund's cash position. In order to
 which the seller agrees to buy the securities back within a      enter into repurchase agreements, the Fund must have
 specified time at the same price the buyer paid for them,        collateral of at least 102% of the repurchase price.
 plus an amount equal to an agreed upon interest rate.            Except when we believe a temporary defensive approach
 Repurchase agreements are often viewed as equivalent to cash.    is appropriate, we will not hold more than 10% of the
                                                                  Fund's total assets in cash or other short-term
                                                                  investments. All short-term investments will be rated
                                                                  AAA by Standard & Poor's(R) (S&P) or Aaa by Moody's
                                                                  Investors Service (Moody's) or if unrated, be of
                                                                  comparable quality, based on our evaluation. We will
                                                                  only enter into repurchase agreements in which the
                                                                  collateral, is comprised of U.S. government securities.

----------------------------------------------------------------- ------------------------------------------------------------
 Investment company securities: In some countries, investments    We may hold investment company securities if the
 by U.S. mutual funds are generally made by purchasing shares     portfolio managers believe the country offers good
 of investment companies that in turn invest in the securities    investment opportunities. Such investment companies
 of such countries.                                               may be open-end or closed-end investment companies.
                                                                  These investments involve an indirect payment by the
                                                                  Fund's shareholders of a portion of the expenses of
                                                                  the other investment companies, including their
                                                                  advisory fees.
----------------------------------------------------------------- ------------------------------------------------------------
 Foreign currency transactions: A forward foreign currency        Although we value the Fund's assets daily in U.S.
 exchange contract involves an obligation to purchase or sell     dollars, we do not intend to convert the Fund's holdings
 a specific currency on a fixed future date at a price that is    of foreign currencies into U.S. dollars on a daily basis.
 set at the time of the contract. The future date may be any      We are permitted to, however, from time to time, purchase
 number of days from the date of the contract as agreed by the    or sell foreign currencies and/or engage in forward
 parties involved.                                                foreign currency exchange transactions. We may conduct
                                                                  the Fund's foreign currency transactions on a cash basis
                                                                  at the rate prevailing in the foreign currency exchange
                                                                  market or through a forward foreign currency exchange
                                                                  contract or forward contract.

                                                                  We may use forward contracts for defensive hedging
                                                                  purposes to attempt to protect the value of the Fund's
                                                                  current security or currency holdings. We may also use
                                                                  forward contracts if we have agreed to sell a security
                                                                  and want to "lock-in" the price of that security, in
                                                                  terms of U.S. dollars. Investors should be aware of the
                                                                  costs of currency conversion. We will not use forward
                                                                  contracts for speculative purposes. Despite the ability
                                                                  to utilize foreign currency transactions as described
                                                                  above, we do not currently intend to use such
                                                                  transactions often and may determine not to use foreign
                                                                  currency transactions at all.
----------------------------------------------------------------- ------------------------------------------------------------
 Restricted securities: Privately placed securities whose          We may invest in privately placed securities,
 resale is restricted under U.S. securities laws.                 including those that are eligible for resale only
                                                                  among certain institutional buyers without
                                                                  registration, which are commonly known as "Rule 144A
                                                                  Securities." Restricted securities that are

                                       10

                                                                  determined to be illiquid may not exceed the Fund's 15%
                                                                  limit on illiquid securities.   We may invest without
                                                                  limitation in Rule 144A Securities that are deemed to
                                                                  be liquid.
----------------------------------------------------------------- ------------------------------------------------------------

Illiquid securities: Securities that do not have a ready         We may invest up to 15% of the Fund's net assets in
 market and cannot be readily sold within seven days at           illiquid securities.
 approximately the price at which a fund has valued them.

----------------------------------------------------------------- ------------------------------------------------------------

We may also invest in rights and warrants to purchase common stocks, convertible
securities,   including  enhanced  convertible  securities,   preferred  stocks,
mortgage-backed  securities,  U.S. government  securities and zero coupon bonds.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of these securities, as well as those listed in the table above.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency purposes or to facilitate redemptions though we normally do not do so.
We  will be  required  to pay  interest  to the  lending  banks  on the  amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in high-quality,  fixed income securities,  cash or cash equivalents,  or other  high-quality,  short-term  instruments.  These  investments  may  not  be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds  these  instruments,  the Fund may be unable  to  achieve  its  investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       11

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks and  consider  the Fund in light of your  overall investment  plan.  Because of the nature of the Fund,  you should  consider your investment to be a long-term investment that typically provides the best results when held for a number of years.  The table below  describes the principal risks you  assume  when  investing  in the  Fund.  Please  see the  SAI for a  further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------

Market risk is the risk that all or a          We maintain a long-term investment approach and focus on securities that we
 majority of the securities in a certain        believe can appreciate over an extended period of time regardless of interim
 market--like the stock or bond market--will    market fluctuations. We do not try to predict overall market movements.
 decline in value because of economic           Although we may hold securities for any amount of time, we generally do not
 conditions, future expectations, or investor   trade for short-term purposes.
 confidence.
                                                We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

---------------------------------------------------------------------------------------------------------------------------------
 Industry and security risk: Industry risk is   We intend to hold a number of different individual securities, seeking to
 the risk that the value of securities in a     manage security risk. However, we do concentrate on the real estate industry.
 particular industry will decline because of    As a consequence, the share price of the Fund may fluctuate in response to
 changing expectations for the performance of   factors affecting that industry, and may fluctuate more widely than a fund that
 that industry.                                 invests in a broader range of industries. The Fund may be more susceptible to any single economic political or regulatory occurrence affecting the real
 Security risk is the risk that the value of    estate industry.
 an individual stock or bond will decline
 because of changing expectations for the
 performance of the individual company
 issuing the stock or bond.
---------------------------------------------------------------------------------------------------------------------------------

 Interest rate risk is the risk that            The Fund is subject to interest rate risk. If we invest in REITs or other
 securities will decrease in value if           companies that hold fixed rate obligations, we would expect the value of
 interest rates rise.  The risk is              those investments to decrease if interest rates rise and increase if interest
 generally associated with bonds,               rates decline. However, lower interest rates also tend to increase the
 however, because small- and medium-size        chances that a bond will be refinanced, which can hurt the returns of REITs
 companies often borrow money to finance        or other companies that hold fixed rate obligations. We strive to manage this
 their operations, they may be adversely        risk by monitoring interest rates and evaluating their potential impact on
 affected by rising interest rates.             securities already in the portfolio or those we are considering for purchase.

                                       12

---------------------------------------------------------------------------------------------------------------------------------
 Real estate industry risks include among       Since we invest principally in companies in the real estate and real
 others:                                        estate-related sectors, the Fund is subject to the risks associated with the
 |X|   possible declines in the value           real estate industry. We will strive to manage these risks through careful
       of real estate;                          selection of individual securities; however, investors should carefully
 |X|   risks related to economic                consider these risks before investing in the Fund.
       conditions;
 |X|   possible shortage of mortgage funds;
 |X|   overbuilding and extended
       vacancies;
 |X|   increased competition;
 |X|   changes in property taxes,
       operating expenses or zoning
       laws;
 |X|   costs of environmental clean-up,
       or damages from natural
       disasters;
 |X|   limitations or fluctuations in
       rent payments;
 |X|   cashflow fluctuations; and
 |X|   defaults by borrowers.

 REITs are also subject to the risk of
 failing to qualify for tax-free
 pass-through of income under the Code
 and/or failing to qualify for an exemption
 from registration as an investment company
 under the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------------

 Foreign risk is the risk that foreign           We plan on investing the Fund's assets in foreign securities, and we strive
 securities may be adversely affected by         to manage the risks involved with investing in foreign securities as
 political instability, changes in currency      detailed below and in the SAI.
 exchange rates, foreign economic conditions,
 inadequate regulatory, and accounting
 standards, or other risks as described in
 more detail below.
---------------------------------------------------------------------------------------------------------------------------------
 Emerging markets risk is the possibility        We may invest in emerging market securities. Striving to manage this risk,
 that the risks associated with international    we carefully screen securities within emerging markets and attempt to
 investing will be greater in emerging           consider material risks associated with an individual company or issuer.
 markets than in more developed foreign
 markets because, among other things,
 emerging markets may have less stable
 political and economic environments. In
 addition, in many emerging markets, there is
 substantially less publicly available
 information about issuers and the
 information that is available tends to be of
 a lesser quality. Economic structures and
 markets tend to be less mature and diverse
 and the securities markets which are subject
 to less government regulation or supervision
 may also be smaller, less liquid, and
 subject to greater price volatility.

                                       13

---------------------------------------------------------------------------------------------------------------------------------
 Political risk is the risk that countries or    We evaluate the political situations in the countries where we invest and
 an entire region may experience political       take into account any potential risks before we select securities for the
 instability. This may cause greater             Fund. However, there is no way to eliminate political risk when investing
 fluctuation in the value and liquidity of       internationally. In emerging markets political risk is typically more likely
 investments due to changes in currency          to affect the economy and share prices than in developed markets.
 exchange rates, governmental seizures or
 nationalization of assets.
---------------------------------------------------------------------------------------------------------------------------------

 Currency risk is the risk that the value of     We may try to hedge the Fund's currency risk by purchasing foreign currency
 a fund's investments may be negatively          exchange contracts. If we agree to purchase or sell foreign securities at a
 affected by changes in foreign currency         pre-set price on a future date, we may attempt to protect the value of a
 exchange rates. Adverse changes in exchange     security the Fund owns from future changes in currency rates. If we have
 rates may reduce or eliminate any gains         agreed to purchase or sell a security, the Fund may also use foreign
 produced by investments that are                currency exchange contracts to "lock-in" the security's price in terms of
 denominated in foreign currencies and may       U.S. dollars or another applicable currency. We may use forward currency
 increase any losses.                            exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.
                                                 Hedging is typically less practical in emerging markets.
---------------------------------------------------------------------------------------------------------------------------------

 Information risk is the risk that foreign       We conduct fundamental research on the companies we invest in rather than
 companies may be subject to different           relying solely on information available through financial reporting. As part
 accounting, auditing and financial reporting    of our worldwide research process, we emphasize meetings or direct contact
 standards than U.S. companies. There may be     with company officials. We believe this will help to better uncover any
 less information available about foreign        potential weaknesses in individual companies.
 issuers than domestic issuers. Furthermore,
 regulatory oversight of foreign issuers may
 be less stringent or less consistently
 applied than in the U.S.

---------------------------------------------------------------------------------------------------------------------------------
 Inefficient market risk is the risk that        We will attempt to reduce these risks by investing in a number of different
 foreign markets may be less liquid, have        countries, noting trends in the economy, industries, and financial markets.
 greater price volatility, less regulation,
 and higher transaction costs than U.S.
 markets.
---------------------------------------------------------------------------------------------------------------------------------
 Small company risk is the risk that prices     We may invest in small companies and would be subject to this risk. Although
 of smaller companies may be more volatile      we typically hold a number of different stocks in order to reduce the impact
 than larger companies because of limited       that one small company stock would have on the Fund, because this is a
 financial resources or dependence on narrow    non-diversified Fund, it is possible that a single small company stock could
 product lines.                                 be a significant holding and subject the Fund to greater risk and volatility.
---------------------------------------------------------------------------------------------------------------------------------
 Transaction costs risk relates to the costs    The Fund is subject to this risk. We strive to monitor transaction costs and
 of buying, selling, and holding foreign        to choose an efficient trading strategy for the Fund.
 securities, including brokerage, tax, and
 custody costs, which may be higher than
 those involved in U.S. securities
 transactions.

                                       14

---------------------------------------------------------------------------------------------------------------------------------
 Non-diversified funds: Non-diversified         The Fund is a non-diversified fund and is subject to this risk. Nevertheless,
 investment companies have the flexibility to   we typically hold securities from a variety of different issuers,
 invest as much as 50% of their assets in as    representing different sectors of the real estate industry. We also perform
 few as two issuers with no single issuer       extensive analysis on all securities. We are particularly diligent in
 accounting for more than 25% of the fund.      reviewing securities that represent a larger percentage of portfolio assets.
 The remaining 50% of the fund must be
 diversified so that no more than 5% of a
 fund's assets are invested in the securities
 of a single issuer. Because a
 non-diversified fund may invest its assets
 in fewer issuers, the value of fund shares
 may increase or decrease more rapidly than
 if the fund were fully diversified.
---------------------------------------------------------------------------------------------------------------------------------

 Liquidity risk is the possibility that          We limit exposure to illiquid securities to no more than 15% of the
 securities cannot be readily sold within        Fund's net assets.
 seven days at approximately the price at
 which a fund has valued them.

 The high yield secondary market is
 particularly susceptible to liquidity
 problems when institutional investors, such
 as mutual funds and certain other financial
 institutions, temporarily stop buying bonds
 for regulatory, financial, or other reasons.
---------------------------------------------------------------------------------------------------------------------------------
 Futures and options risk is the possibility     We may use futures contracts and options on futures contracts, as well as
 that a fund may experience a loss if it         options on securities for hedging purposes. We limit the amount of the Fund's
 employs an options or futures strategy          assets that may be committed to these strategies. Our obligations related to
 related to a security or a market index and     futures and options transactions will not exceed 20% of the Fund's total
 that security or index moves in the opposite    assets and we will not enter into additional futures contracts or options on
 direction from what the Manager anticipated.    them if more than 5% of the Fund's assets would be required as margin
 Futures and options also involve additional     deposits or premiums on the options. There is no assurance that such
 expenses, which could reduce any benefit or     strategies will be successful or that the Fund will necessarily utilize such
 increase any loss that the fund experiences     strategies.
 from using the strategy.
---------------------------------------------------------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       15

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager is entitled to be paid a fee of:

        0.99% of average daily net assets up to $100 million,
        0.90% of average daily net assets from $100 million to $250 million, and
        0.80% of average daily net assets thereafter.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers
Babak  Zenouzi  has  primary  responsibility  for making  day-to-day  investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Zenouzi regularly consults with Damon J. Andres.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware  Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently,  he leads the firm's REIT group,  including the team, its process,  and its  institutional and retail  products,  which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm's Dividend Income products,  which he helped create in the 1990s.  Most  recently,  Mr. Zenouzi worked at Chartwell
Investment  Partners  from  1999 to 2006,  where  he was a  partner  and  senior portfolio manager on Chartwell's Small-Cap Value portfolio.  He began his career with The Boston  Company,  where he held  several  positions in  accounting  and financial analysis.  Mr. Zenouzi earned a master's degree in finance from Boston
College  and a  bachelor's  degree from  Babson  College.  He is a member of the
National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Mr.  Andres,  who joined  Delaware  Investments in 1994,  currently  serves as a portfolio  manager for REIT  investments and  convertibles.  He also serves as a portfolio manager for the firm's Dividend Income products. From 1991 to 1994, he
performed   investment-consulting   services  as  a  consulting  associate  with
Cambridge  Associates.  Mr.  Andres  earned  a  bachelor's  degree  in  business administration with an emphasis in finance and accounting from the University of
Richmond.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors,  enter into  sub-advisory  agreements,  and  materially  amend and terminate  sub-advisory  agreements  on behalf of the Fund  without  shareholder approval  (Manager  of  Managers  Structure).  Under  the  Manager  of  Managers
Structure, the Manager has ultimate responsibility,  subject to oversight by the
Fund's Board,  for overseeing the Fund's  sub-advisors  and  recommending to the
Board their hiring, termination, or replacement. The SEC order does not apply to any  sub-advisor  that is  affiliated  with the Fund or the  Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager  may, in the future,  recommend  to the Fund's
Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors  to manage  all or a portion  of the  Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       16

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                              Board of Trustees

     Investment manager                                                           Custodian
Delaware Management Company                        The Fund                   Mellon Bank, N.A.
    2005 Market Street                                                        One Mellon Center
Philadelphia, Pa 19103-7094                                                  Pittsburgh, PA 15285

                               Distributor
                       Delaware Distributors, L.P.
                           2005 Market Street
                        Philadelphia, PA 19103-7094                 Service agent
                                                             Delaware Service Company, Inc.
    Portfolio managers                                            2005 Market Street
(see page 16 for details)                                     Philadelphia, PA 19103-7094

                     Financial intermediary wholesaler
                   Lincoln Financial Distributors, Inc.
                           2001 Market Street
                       Philadelphia, PA 19103-7055

                                             Financial advisors

                                                 Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

                                       17

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       18

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for other  reduced  sales  charges,  and,  under  certain circumstances,  the sales  charge may be waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of the average  daily net  assets,  which is lower than the 12b-1 fee for  Class C, and  Class R  shares.  See  "Dealer  compensation"  below for further information. The Fund's Distributor has voluntarily agreed to waive the 12b-1 fee.  This waiver is voluntary  and may be terminated or modified at any time.

o    Class A shares  generally  are not  subject to a CDSC except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

--------------------------------------- ---------------------------------------- ------------------------------------------------
           Amount of purchase              Sales charge as % of offering price      Sales charge as % of net amount invested
--------------------------------------- ---------------------------------------- ------------------------------------------------
             Less than $50,000                             5.75%                                      6.54%
---------------------------------------------------------------------------------------------------------------------------------
        $50,000 but under $100,000                         4.75%                                      5.41%
---------------------------------------------------------------------------------------------------------------------------------
        $100,000 but under $250,000                        3.75%                                      4.31%
---------------------------------------------------------------------------------------------------------------------------------
        $250,000 but under $500,000                        2.50%                                      3.00%
---------------------------------------------------------------------------------------------------------------------------------
       $500,000 but under $1 million                       2.00%                                      2.44%
---------------------------------------------------------------------------------------------------------------------------------
            $1 million or more                None (Limited CDSC may apply)*              None (Limited CDSC may apply)*
---------------------------------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you  redeem  these  shares  within  the first  year  after your purchase  and 0.50% if you redeem  them  within the second  year,  unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed on an amount  equal to the lesser of:  (1)  the NAV at the  time  the  Class A  shares  being  redeemed  were purchased; or (2) the NAV of such Class A shares at the time of redemption.
     For purposes of this formula, the "NAV at the time of purchase" will be the
     NAV at  purchase  of the  Class A shares  even if those  shares  are  later exchanged  for shares of another  Delaware  Investments(R) Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

                                       19

CLASS C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of Contingent Deferred Sales Charges-- Class C" below.

o    Under certain circumstances, the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers,  or others for  providing  services and  maintaining shareholder  accounts.  The Fund's  Distributor has  voluntarily  agreed to waive the 12b-1  fee.  The waiver is  voluntary  and may be  terminated  or modified at any time.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Class C shares do not automatically convert to another class.

o    You may purchase  only up to  $1,000,000 of Class C shares at any one time.
     Orders that exceed  $1,000,000 will be rejected.  The limitation on maximum purchases varies for retirement plans.

CLASS R

o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.00%) of average  daily net assets,  which is lower than  the  12b-1  fee for  Class  C  shares.  The  Fund's  Distributor  has voluntarily  agreed to waive the 12b-1 fee. The waiver is voluntary and may be terminated or modified at any time.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Class R shares do not automatically convert to another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered  for purchase) of $10 million or less;  and (ii)  individual
     retirement   account  (IRA)  rollovers  from  plans  that  were  previously maintained on the Delaware Investments'(R) retirement  recordkeeping system or BISYS's retirement recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class C shares of the

                                       20

Fund,  even if those shares are later  exchanged for shares of another  Delaware
Investments(R) Fund. In the event of an exchange of the shares, the "NAV of such shares  at the  time of  redemption"  will be the NAV of the  shares  that  were acquired in the exchange.

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------------------------ ---------------- ----------------- ---------------
                                                 Class A(1)          Class C(2)       Class R(3)
------------------------------------------------ ---------------- ----------------- ---------------
Commission (%)                                          -              1.00%              -
------------------------------------------------ ---------------- ----------------- ---------------
  Investment less than $50,000                        5.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $50,000 but less than $100,000                      4.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $100,000 but less than $250,000                     3.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $250,000 but less than $500,000                     2.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $500,000 but less than $1,000,000                   1.60%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $1,000,000 but less than $5,000,000                 1.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $5,000,000 but less than $25,000,000                0.50%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $25,000,000 or more                                 0.25%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
12b-1 Fee to Dealer                                   0.30%            1.00%            0.60%
------------------------------------------------ ---------------- ----------------- ---------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable to Class A shares is 0.30% of average daily net assets, however, the  Distributor  is  presently  waiving  the  12b-1  fee.  This  waiver is voluntary and may be terminated or modified at any time.
(2)  On sales of Class C shares,  the Distributor may pay your securities dealer an  up-front  commission  of 1.00%.  The  up-front  commission  includes an advance of the first  year's 12b-1  service fee of up to 0.25%.  During the first 12  months,  the  Distributor  retains  the full  1.00%  12b-1 fee to partially offset the up-front  commission and the prepaid 0.25% service fee advanced at the time of purchase.  The maximum 12b-1 fee applied to Class C shares is 1.00% of average daily net assets,  however,  the  Distributor is presently  waiving  the 12b-1  fee.  This  waiver is  voluntary  and may be terminated or waived at any time.
(3)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets,  however,  the  Distributor is presently  waiving  the 12b-1  fee.  This  waiver is  voluntary  and may be terminated or modified at any time.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       21

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such  information  may  include  your  Delaware  Investments(R)  Funds holdings in any other account,  including retirement accounts held indirectly or through an  intermediary  and the names of qualifying  family  members and their holdings.  Class R shares have no up-front  sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

-------------------------- ----------------------------------- ---------------------------------------------
Program                               How it works                              Share class

-------------------------- ----------------------------------- --------------------- -----------------------
                                                                        A                           C
-------------------------- ----------------------------------- --------------------- -----------------------
Letter of Intent           Through a Letter of Intent, you              X            Although the Letter
                           agree to invest a certain amount                          of Intent and Rights
                           in Delaware Investments(R) Funds                          of Accumulation do
                           (except money market funds with                           not apply to the
                           no sales charge) over a 13-month                          purchase of Class C
                           period to qualify for reduced                             shares, you can
                           front-end sales charges.                                  combine your purchase
                                                                                     of Class A shares
                                                                                     with your purchase of
                                                                                     Class C shares to
                                                                                     fulfill your Letter
                                                                                     of Intent or qualify
                                                                                     for Rights of
                                                                                     Accumulation.
-------------------------- ----------------------------------- ---------------------
Rights of Accumulation     You can combine your holdings or             X
                           purchases of all Delaware
                           Investments(R) Funds (except money
                           market funds with no sales
                           charge), as well as the holdings
                           and purchases of your spouse and
                           children under 21 to qualify for
                           reduced front-end sales charges.
-------------------------- ----------------------------------- --------------------- -----------------------
Reinvestment of Redeemed   Up to 12 months after you redeem    For Class A, you      Not available.
Shares                     shares, you can reinvest the        will not have to
                           proceeds without paying a sales     pay an additional
                           charge.                             front-end sales
                                                               charge.
-------------------------- ----------------------------------- --------------------- -----------------------
SIMPLE IRA, SEP IRA,       These investment plans may                   X            There is no reduction
SAR/SEP, Profit Sharing,   qualify for reduced sales charges                         in sales charges for
Pension, 401(k), SIMPLE    by combining the purchases of all                         Class C shares for
401(k), 403(b)(7), and     members of the group. Members of                          group purchases by
457 Retirement Plans       these groups may also qualify to                          retirement plans.
                           purchase shares without a
                           front-end sales charge and may
                           qualify for a waiver of any CDSCs
                           on Class A shares.
-------------------------- ----------------------------------- --------------------- -----------------------

                                       22

Buying Class A shares at Net Asset Value

Class  A  shares  of the  Fund  may be  purchased  at NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R) Dividend Reinvestment
     Plan and,  under  certain  circumstances,  the exchange  privilege  and the
     12-month reinvestment privilege.

o    Purchases  by: (i) current  and former  officers,  Trustees/Directors,  and employees of any Delaware Investments(R) Fund,  the Manager,  or any of the
     Manager's  current  affiliates and those that may in the future be created;
     (ii)  legal  counsel  to  the  Delaware  Investments(R) Funds;   and  (iii)
     registered representatives and employees of broker/dealers who have entered into dealer's  agreements with the Distributor.  Family members (regardless of age) of such persons at their  direction,  and any employee benefit plan established by any of the foregoing  entities,  counsel,  or broker/dealers may also purchase shares at NAV.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into
     Class A shares of another Delaware Investments(R) Fund at NAV.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of the Delaware Investments(R) Funds.

o    Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

o    Purchases  for  the  benefit  of  the  clients  of  brokers,  dealers,  and registered  investment  managers if such  brokers,  dealers,  or investment managers  have  entered into an agreement  with the  Distributor  providing specifically  for the purchase of Class A shares in connection with special investment  products,  such as wrap accounts or similar fee-based programs.
     Investors  may be  charged  a fee when  effecting  transactions  in Class A shares  through a broker or agent  that  offers  these  special  investment products.

o    Purchases by  financial  institutions  investing  for the accounts of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class, if applicable.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firms have entered into a Class A NAV agreement  with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       23

Waivers of Contingent Deferred Sales Charges

The Fund's applicable CDSCs may be waived under the following circumstances:

--------------------------------------------------------- ------------------------- -------------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- -------------------------
                        Category                                     A*                        C
--------------------------------------------------------- ------------------------- -------------------------
Redemptions in accordance with a Systematic Withdrawal               X                         X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions that result from the Fund's right to                     X                         X
liquidate a shareholder's account if the aggregate NAV
of the shares held in the account is less than the
then-effective minimum account size.
--------------------------------------------------------- ------------------------- -------------------------
Distributions to participants or beneficiaries from a                X                   Not available.
retirement plan qualified under Section 401(a) of the
Code.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions pursuant to the direction of a participant               X                   Not available.
or beneficiary of a retirement plan qualified under
Section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------------- -------------------------
Periodic distributions from an IRA (i.e., IRA, Roth                  X                         X
IRA, Coverdell Education Savings Account, SIMPLE IRA,
SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan, or 401(k) Defined
Contribution Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Treas. Reg.ss.1.401(k)-1(d)(3) and Section
457(d)(1)(A)(iii) of the Code.
--------------------------------------------------------- ------------------------- -------------------------
Returns of excess contributions due to any regulatory                X                         X
limit from an IRA (i.e., IRA, Roth IRA, Coverdell
Education Savings Account, SIMPLE IRA, SAR/SEP, or
SEP/IRA) or a qualified plan (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money
Purchase Plan, or 401(k) Defined Contribution Plan).
--------------------------------------------------------- ------------------------- -------------------------
Distributions by other employee benefit plans to pay                 X                   Not available.
benefits.
--------------------------------------------------------- ------------------------- -------------------------
Systematic withdrawals from a retirement account or                  X                         X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.  The systematic withdrawal may be pursuant to
Delaware Investments(R) Funds' Systematic Withdrawal Plan
or a systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------------- -------------------------
Distributions from an account of a redemption resulting              X                         X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform

                                       24

Transfers to Minors Act or trust accounts, the waiver
applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions by certain legacy retirement assets that                 X                         X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions by the classes of shareholders who are                   X                   Not available.
permitted to purchase shares at NAV, regardless of the
size of the purchase.  See "Buying Class A shares at
Net Asset Value" above.
--------------------------------------------------------- ------------------------- -------------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge on the Delaware Investments(R )Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the Fund's SAI, which is available upon request.

                                       25

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds  for shares of other Delaware Investments(R)  Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education Savings Account  (formerly,  an "Education IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs, or Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily available at their market value. For a fund that invests  significantly  in foreign  securities,  the NAV may change on days when the  shareholders  will not be able to purchase or redeem Fund  shares.  We price fixed income  securities on the basis of  valuations  provided to us by an

                                       26

independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another member  of your  household,  we  send  your  household  one  copy of the  Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish to receive individual  materials.  If you wish to receive individual  materials,  please call our Shareholder Service Center at
800 523-1918 or your  financial  advisor.  We will begin sending you  individual copies of these documents 30 days after receiving your request.

                                       27

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       28

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform Transfers to Minors Act accounts,  or accounts with automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  the Fund may redeem your account after 60 days'
written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit,  you can  make  additional  investments  through  payroll deductions,  recurring government or private payments,  such as Social Security, or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R) Funds' Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth Builder  Option,  you can arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R) Funds. Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R) Fund.   The  shares  that  you  purchase   through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under some  circumstances,  you may reinvest dividends only into like classes of shares.

                                       29

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another  Delaware Investments(R) Fund  without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds,  your new  shares  will be  subject  to the same CDSC as the  shares  you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original  shares being credited toward the holding  period of your new shares.  You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange.  When you exchange shares,  you are purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying shares through an exchange.  We may refuse the purchase side of any exchange  request if in the  Manager's  judgment,  the Fund would be unable to invest  effectively in accordance  with its  investment  objective and policies or would otherwise potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLine(SM)  On Demand  Service  has a minimum  transfer  of $25 and a maximum transfer of $100,000,  except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine(SM) Direct Deposit Service.

The  applicable  Limited CDSC for Class A shares and the CDSC for Class C Shares redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all  redemptions  under the Plan will be subject to the applicable
CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R) Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

                                       30

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange; asset-allocation or dollar cost averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or

                                       31

redeemed Fund shares and similar restrictions. The Fund's ability to impose such restrictions  with  respect to  accounts  traded  through  particular  financial
intermediaries   may  vary   depending  on  systems   capabilities,   applicable
contractual  and  legal   restrictions,   and  cooperation  of  those  financial
intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions.  The Fund has qualified,  or intends to continue to qualify,  as a  regulated  investment  company  under the Code.  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The
Fund will also distribute net realized capital gains, if any, at least annually, usually in December.  The Fund may distribute such income  dividends and capital gains more  frequently,  if necessary,  in order to reduce or eliminate  federal excise or income taxes on the Fund.  The amount of any  distribution  will vary, and there is no  guarantee  the Fund will pay  either  an income  dividend  or a capital  gains  distribution.  We  automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R) Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your  shares.  The Fund  also  must  withhold  if the
Internal  Revenue Service  instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

Receipt of Excess Inclusion  Income by the Fund.  Income received by a Fund from equity  interests  of certain  mortgage  pooling  vehicles,  either  directly or through an  investment  in a REIT that holds such  interests  or  qualifies as a taxable mortgage pool, is treated as "excess inclusion income." In general, this income is  required  to be  allocated  to Fund  shareholders  in  proportion  to dividends  paid  with  the same  consequences  as if the  shareholders  directly received the

                                       32

excess inclusion income. Excess inclusion income: (1) may not be offset with net operating losses; (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt  shareholder  that is not a disqualified  organization (as defined below);  and (3) is subject to a 30% U.S.  withholding tax to the extent such income is  allocable to a  shareholder  who is not a U.S.  person,  without regard to otherwise applicable exemptions or rate reductions.  The Fund must pay the tax on its  excess  inclusion  income  that is  allocable  to  "disqualified organizations," which are generally certain cooperatives,  governmental entities and  tax-exempt  organizations  that are exempt from tax on  unrelated  business taxable  income.  To the extent  that the Fund shares  owned by a  "disqualified organization"  are held in record name by a broker/dealer or other nominee,  the
Fund must  inform the  broker/dealer  or other  nominee of the excess  inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund's excess inclusion income allocable to them on behalf of the "disqualified organizations."

Non-U.S.  Investors - Fund Distributions as FIRPTA Gain. The Fund will invest in equity  securities of companies that may invest in U.S real property,  including
REITs.  The Foreign  Investment in Real Property Tax Act of 1980 (FIRPTA)  makes
non-U.S.  persons  subject to U.S. tax on  disposition  of a U.S.  real property interest as if he or she were a U.S. person.  Under a look-through  rule, if the
Fund is classified as a "qualified  investment  entity," Fund distributions from short- or long-term  capital gains that are  attributable to gain from a sale or disposition  of a U.S.  real  property  interest  and which are paid to non-U.S.
investors that own more than 5% of a class of Fund shares at any time during the one-year  period ending on the date of the  distribution  may be subject to U.S.
withholding  tax at a rate of 35%. You might also,  in this case, be required to file a nonresident  U.S. income tax return.  Even if you do not own more than 5%
of a class of Fund  shares,  in this case,  Fund  distributions  to you that are attributable to gain from a sale or disposition of a U.S. real property interest will  be  taxable  as  ordinary  dividends  (rather  than as a  capital  gain or short-term  capital  gain  dividend)  subject to  withholding  at a 30% or lower treaty rate. The Fund will be classified as a "qualified  investment entity" if, in general,  more than 50% of its assets  consists  of  interests  in U.S.  real estate investment trusts (REITs) and U.S. real property holding corporations.  A
U.S. real property  holding  corporation is a U.S.  corporation more than 50% of the assets of which are interests in U.S. real estate.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax,  and are subject to special U.S. tax  certification  requirements  to avoid backup withholding and claim any treaty benefits.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

                                       33

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware Investments(R) Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       34

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

                                       35

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed  (sold back to a fund)
within a set number of years; an alternative  method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

                                       36

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed  as an  annual  percentage  of a fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Real estate investment trusts (REITs)
A real estate  investment  trust is a company that is usually  traded  publicly, that manages a portfolio of real estate to make profits for shareholders.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                       37

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 1500 Index
The S&P 1500 Healthcare is an unmanaged  capitalization-weighted  index tracking the  performance of health care stocks within the S&P 500 Index,  S&P MidCap 400
Index and S&P 600 Index.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       38

Delaware Global Real Estate Securities Fund

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight courier service or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094. The
Fund's SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund's Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       39

Contact information

Web site
www.delawareinvestments.com

Email
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:
o    For fund information, literature, price, yield, and performance figures.
o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND SYMBOLS

                                                CUSIP          NASDAQ
Class A                                      24610D 103        DLHAX
Class C                                      24610D 202        NA
Class R                                      24610D 400        NA

Investment Company Act file number: 811-04413

                                       40

INTERNATIONAL                                            Delaware Investments(R)
                                             A Member of Lincoln Financial Group

Prospectus        September 28, 2007

                  DELAWARE GLOBAL REAL ESTATE SECURITIES FUND
                  INSTITUTIONAL CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                         page         2
Delaware Global Real Estate Securities Fund                       2

How we manage the Fund                               page         6
Our investment strategies                                         6
The securities we typically invest in                             7
The risks of investing in the Fund                                10
Disclosure of portfolio holdings information                      12

Who manages the Fund                                 page         13
Investment manager                                                13
Portfolio managers                                                13
Manager of managers structure                                     13
Who's who?                                                        14

About your account                                   page         16
Investing in the Fund                                             16
Payments to intermediaries                                        16
How to buy shares                                                 17
Fair valuation                                                    18
Document delivery                                                 18
How to redeem shares                                              19
Account minimum                                                   19
Exchanges                                                         19
Frequent trading of Fund shares                                   20
Dividends, distributions, and taxes                               21
Certain management considerations                                 23

Financial highlights                                 page         24

Glossary                                             page         25

Additional information                               page         28

                                       1

Profile: Delaware Global Real Estate Securities Fund

Delaware  Global  Real  Estate  Securities  Fund is  available  only to  certain residents of certain states.

What is the Fund's investment objective?
The Delaware Global Real Estate  Securities  Fund seeks maximum  long-term total return  through a  combination  of  current  income  and  capital  appreciation.
Although  the Fund will  strive to meet its  investment  objective,  there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal circumstances,  the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S.  companies in the real estate and real estate-related sectors (the 80% policy). The Fund may invest in companies across all market  capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances,  the Fund will invest at least 40% of its total  assets in  securities  of  non-U.S.  issuers,  unless market conditions are not deemed favorable by the investment  manager,  in which case the Fund  would  invest at least 30% of its net  assets  in  securities  of
non-U.S.  issuers. This policy is in  addition  to the 80%  policy.  The  Fund's investment  objective and 80% policy will be non-fundamental  and can be changed without shareholder approval. However, Fund shareholders would be given at least
60 days' notice prior to any such change.

This policy is in addition to the 80% policy.  The Fund's  investment  objective and 80% policy will be  non-fundamental  and can be changed without  shareholder approval.  However,  Fund  shareholders  would be given at least 60 days' notice prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the global real estate  industry,  the
Fund may be subject to certain risks  associated  with direct  ownership of real estate and with the real estate industry in general  (although the Fund does not intend to own real estate directly).  Its investments may tend to fluctuate more in value than a fund that invests in a broader range of industries.  If the Fund holds real estate directly,  as a result of defaults,  or receives rental income from its real estate holdings,  its tax status as a regulated investment company could be  jeopardized.  The Fund is also  affected  by  interest  rate  changes, particularly  if the  companies we invest in use  floating  rate debt to finance their ongoing operations.

REITs are subject to substantial  cash flow  dependency,  defaults by borrowers, self-liquidation,  and the risk of failing to qualify for tax-free  pass-through of income under the U.S.  Internal  Revenue Code, as amended  (Code),  and/or to maintain  exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate  share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies  and involve  certain  risks not typically  associated  with investing in U.S. companies.  Investments in foreign securities may be adversely affected by political  instability,  foreign  economic  conditions or inadequate regulatory and accounting  standards.  In addition,  there is the possibility of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign nations, or other taxes imposed with respect to investments in foreign  nations.  The Fund may be  adversely  affected  by changes in  currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations,  and may incur costs in connection with conversions between currencies.  If, and to the extent that, we invest in options,  futures, forward foreign currency  exchange  contracts,  or other  derivatives,  the Fund will be subject to the special risks  associated  with those  activities.  To the extent that the Fund holds a large  portion of its  assets in cash or  short-term  debt obligations, it may be unable to achieve its investment objective.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 10.

Who should invest in the Fund
     o    Investors seeking a high level of long-term total return
     o    Investors  willing to invest in  securities  of companies  principally engaged in the real estate industry
     o    Investors  seeking  to  diversify  their  equity  holdings  by  adding exposure to real estate and foreign markets

Who should not invest in the Fund
     o    Investors  unwilling to accept risks of investing in a non-diversified fund that  focuses  on the real  estate  industry,  as well as foreign markets
     o    Investors  who are  unwilling  to  accept  that  the  value  of  their investment may

                                       2

          fluctuate, sometimes significantly, over the short term

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

The Fund is considered  "non-diversified"  as defined in the Investment  Company
Act of 1940, as amended (1940 Act). That means the Fund may allocate more of its net assets to investments in single securities than a "diversified"  fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Global Real Estate Securities Fund performed?

There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

                                       4

What are the Fund's fees and expenses?

------------------------------------------------- ----------------------------------------------------------- -----------------
You do not pay sales charges directly from your
investments when you buy or sell shares of the
Institutional Class.                              CLASS                                                          INSTITUTIONAL
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Maximum sales charge (load) imposed on purchases as a                   none
                                                  percentage of offering price
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Maximum contingent deferred sales charge (load) as a                    none
                                                  percentage of original purchase price or redemption
                                                  price, whichever is lower
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Maximum sales charge (load) imposed on reinvested                       none
                                                  dividends
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Redemption fees                                                         none
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Exchange fees(1)                                                        none
------------------------------------------------- ----------------------------------------------------------- -----------------

------------------------------------------------- ----------------------------------------------------------- -----------------
Annual fund operating expenses are deducted       CLASS                                                          INSTITUTIONAL
from the Fund's assets.
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Management fees(2)                                                     0.99%
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Distribution and service (12b-1) fees                                   none
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Other expenses(3)                                                      1.63%
------------------------------------------------- ----------------------------------------------------------- -----------------
                                                  Total annual fund operating expenses                                   2.62%
------------------------------------------------- ----------------------------------------------------------- -----------------

 ------------------------------------------------ ----------------------------------------------------------- -----------------
 This example is intended to help you compare     CLASS                                                          INSTITUTIONAL
 the cost of investing in the Fund to the cost
 of investing in other mutual funds with
 similar investment objectives. We show the
 cumulative amount of Fund expenses on a
 hypothetical investment of $10,000 with an
 annual 5% return over the time shown.  The
 Fund's actual rate of return may be greater or
 less than the hypothetical 5% return we use
 here.  This example does not reflect voluntary
 expense waivers and assumes that the Fund's
 total operating expenses remain unchanged in
 each of the periods shown.  This is an example
 only, and does not represent future expenses,
 which may be greater or less than those shown
 here.
 ------------------------------------------------ ----------------------------------------------------------- -----------------
                                                   1 year                                                                  $265
 ------------------------------------------------ ----------------------------------------------------------- -----------------
                                                   3 years                                                                 $814
 ------------------------------------------------ -----------------------------------------------------------------------------

 ------------------------------------------------ -----------------------------------------------------------------------------

(1)  Exchanges are subject to the  requirements of each Delaware  Investments(R)
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from exceeding 1.15% of the Fund's average daily net assets. These expense waivers and  reimbursements may be discontinued at any time because they are  voluntary,  and they apply only to expenses  paid directly by the
     Fund.  The fees and  expenses  shown in the table  above do not reflect the voluntary caps. The following table shows the Fund's operating expenses and reflects the Manager's voluntary fee waiver and payment.

    ------------------------------------------------------------------------- ----------------
    Management fees                                                                     0.00%
    ------------------------------------------------------------------------- ----------------
    Other expenses                                                                      1.15%
    ------------------------------------------------------------------------- ----------------
    Total annual fund operating expenses                                                1.15%
    ------------------------------------------------------------------------- ----------------

(3)  "Other expenses" are based on estimates for the current fiscal year.

                                       5

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment objective.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

We strive to achieve  maximum  long-term  total return  through a combination of current income and capital appreciation.  Under normal  circumstances,  the Fund will  invest at least 80% of its net  assets in  securities  issued by U.S.  and
non-U.S. companies in the real estate and real estate-related sectors. A company in the real estate sector (such as real estate  operating or service  companies)
generally  derives at least 50% of its revenue  from real estate or has at least
50% of its assets in real estate.

The Manager will allocate the Fund's assets among  companies in various  regions
and  countries   throughout  the  world,   including  the  U.S.  and  developed,
developing, and emerging market non-U.S.  countries.  Therefore, the Fund may at times have a  significant  investment  in real  estate  companies  organized  or located  outside the U.S.  Conversely,  under  certain  market  conditions,  the
Manager may shift more of the Fund's investments to U.S. companies.  The Manager may invest in securities issued in any currency and may hold foreign currency.

Our investment  strategy is based on both a top-down and a bottom-up  assessment of countries and specific markets. From a top-down perspective, we consider each region's  economy,  including current economic  conditions,  interest rates, job growth,  and  capital  flows.  Our  bottom-up  analysis  is based on a  relative valuation  methodology  that is  focused  on both  real  estate  valuations  and security-level  research  with  disciplined  portfolio  management.  Real estate factors  that are  important  to our analysis  would be  supply/demand,  vacancy rates, and rental growth in a particular market. This market-by-market  research is coupled  with an  overview  of a company's  financials,  cash flow,  dividend growth  rates,  and  management  strategy.  In addition,  we consider  selling a security based generally on the following  disciplines:  a security reaching our targeted price ranges;  relative  pricing of a security versus other  investment opportunities; or a negative change in how we view a security's fundamentals.

We do not normally acquire securities for short-term  purposes;  however, we may take advantage of short-term  opportunities  that are consistent with the Fund's investment objectives.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees (Board) may change the Fund's objective without  obtaining  shareholder approval.  If the objective were changed,  we would notify shareholders at least
60 days before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

----------------------------------------------------------------- ------------------------------------------------------------
                           Securities                                                   How we use them
----------------------------------------------------------------- ------------------------------------------------------------
 Common or ordinary stocks: Securities that represent shares      Under normal circumstances, we will generally invest the
 of ownership in a corporation. Stockholders participate in       Fund's assets in common or ordinary stocks, some of which
 the corporation's profits proportionate to the number of         may be dividend-paying stocks.
 shares they own.
----------------------------------------------------------------- ------------------------------------------------------------
 Real estate investment trusts (REITs): A company, usually        We may invest without limitation in shares of U.S. and
 traded publicly, that manages a portfolio of real estate or      non-U.S. REITs.
 real estate mortgages to earn profits for shareholders.

 REITs are generally classified as equity REITs, mortgage
 REITs, or a combination of equity and mortgage REITs. Equity
 REITs typically invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs typically
 invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
 By investing in REITs indirectly through a fund, a
 shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.
 Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are
 considering adopting, similar REIT and REIT-like structures.
----------------------------------------------------------------- ------------------------------------------------------------
 American Depositary Receipts (ADRs), European Depositary         We may invest in sponsored and unsponsored ADRs, EDRs and
 Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs     GDRs, generally focusing on those whose underlying
 are receipts issued by a U.S. depositary (usually a U.S.         securities are issued by foreign entities. Sponsored
 bank) and EDRs and GDRs are receipts issued by a depositary      depositary receipts are issued jointly by the issuer of
 outside of the U.S. (usually a non-U.S. bank or trust company    the underlying security and the depositary, and
 or a foreign branch of a U.S. bank). Depositary receipts         unsponsored depositary receipts are issued by the
 represent an ownership interest in an underlying security        depositary without the participation of the issuer of the
 that is held by the depositary. Generally, the underlying        underlying security.
 security represented by an ADR is issued by a foreign issuer
 and the underlying security represented by an EDR or GDR may     To determine whether to purchase a security in a foreign
 be issued by a foreign or U.S. issuer.  Generally, the holder    market or through a depositary receipt, we evaluate the
 of the depositary receipt is entitled to all payments of         price levels, the transaction costs, taxes, and
 interest, dividends, or capital gains that are made on the       administrative costs or other relevant factors involved
 underlying security.                                             with each security to try to identify the most efficient
                                                                  choice.
----------------------------------------------------------------- ------------------------------------------------------------
 Options and futures: Options represent a right to buy or sell    If we have stocks that have unrealized gains, we may
 a security or a group of securities at an agreed upon price      want to protect those gains when we anticipate adverse
 at a future date. The purchaser of an option may or may not      conditions. We might use options or futures to
 choose to go through with the transaction.  The seller of an     neutralize the effect of any price declines, without
 option, however, must go through with the transaction if its     selling the security. We might also use options or
 purchaser exercises the option.                                  futures to gain exposure to a particular market segment
                                                                  without purchasing individual securities in that
 Writing a call option on a security obligates the owner of       segment. We might use this approach if we had excess
 the security to sell it at an agreed upon price on an agreed     cash that we wanted to invest quickly.
 upon date (usually no more than nine months in the future).
 The owner of the security receives a premium payment from the    We might use covered call options if we believe that
 purchaser of the call, but if the security appreciates to a      doing so would help the Fund to meet its investment
 price greater than the agreed upon selling price, a fund         objectives.
 would lose out on those gains. A call option written by a
 fund is "covered"                                                Use of these strategies can increase the operating costs
                                                                  of the Fund and can lead to loss of principal.

                                       7

 if a fund owns the security underlying the option or has an      Despite the ability to utilize options and futures as
 absolute and immediate right to acquire that security without    described above, we do not currently intend to use such
 additional cash consideration.                                   transactions often and may determine not to use options
                                                                  and futures at all.
 Futures contracts are agreements for the purchase or sale of
 a security or group of securities at a specified price, on a     The Fund has claimed an exclusion from the definition of
 specified date. Unlike purchasing an option, a futures           the term "commodity pool operator" under the Commodity
 contract must be executed unless it is sold before the           Exchange Act (CEA) and, therefore, the Fund is not subject
 settlement date.                                                 to registration or regulation as a commodity pool operator under the CEA.
 Options and futures are generally considered to be
 derivative securities.
----------------------------------------------------------------- ------------------------------------------------------------
 Repurchase agreements: An agreement between a buyer of           Typically, we use repurchase agreements as a short-term
 securities, such as a fund, and a seller of securities in         investment for the Fund's cash position. In order to
 which the seller agrees to buy the securities back within a       enter into repurchase agreements, the Fund must have
 specified time at the same price the buyer paid for them,         collateral of at least 102% of the repurchase price.
 plus an amount equal to an agreed upon interest rate.             Except when we believe a temporary defensive approach
 Repurchase agreements are often viewed as equivalent to cash.     is appropriate, we will not hold more than 10% of the
                                                                   Fund's total assets in cash or other short-term
                                                                   investments. All short-term investments will be rated
                                                                   AAA by Standard & Poor's (S&P) or Aaa by Moody's
                                                                   Investors Service (Moody's) or if unrated, be of
                                                                   comparable quality, based on our evaluation. We will
                                                                   only enter into repurchase agreements in which the
                                                                   collateral is comprised of U.S. government securities.
----------------------------------------------------------------- ------------------------------------------------------------
 Investment company securities: In some countries, investments     We may hold investment company securities if the
 by U.S. mutual funds are generally made by purchasing shares      portfolio managers believe the country offers good
 of investment companies that in turn invest in the securities     investment opportunities. Such investment companies
 of such countries.                                                may be open-end or closed-end investment companies.
                                                                   These investments involve an indirect payment by the
                                                                   Fund's shareholders of a portion of the expenses of
                                                                   the other investment companies, including their
                                                                   advisory fees.

----------------------------------------------------------------- ------------------------------------------------------------
 Foreign currency transactions: A forward foreign currency        Although we value the Fund's assets daily in U.S.
 exchange contract involves an obligation to purchase or sell     dollars, we do not intend to convert the Fund's holdings
 a specific currency on a fixed future date at a price that is    of foreign currencies into U.S. dollars on a daily basis.
 set at the time of the contract. The future date may be any      We are permitted to, however, from time to time, purchase
 number of days from the date of the contract as agreed by the    or sell foreign currencies and/or engage in forward
 parties involved.                                                foreign currency exchange transactions. We may conduct
                                                                  the Fund's foreign currency transactions on a cash basis
                                                                  at the rate prevailing in the foreign currency exchange
                                                                  market or through a forward foreign currency exchange
                                                                  contract or forward contract.

                                                                  We may use forward contracts for defensive hedging
                                                                  purposes to attempt to protect the value of the Fund's
                                                                  current security or currency holdings. We may also use
                                                                  forward contracts if we have agreed to sell a security
                                                                  and want to "lock-in" the price of that security, in
                                                                  terms of U.S. dollars. Investors should be aware of the
                                                                  costs of currency conversion. We will not use forward
                                                                  contracts for speculative purposes. Despite the ability
                                                                  to utilize foreign currency transactions as described
                                                                  above, we do not currently intend to use such
                                                                  transactions often and may determine not to use foreign
                                                                  currency transactions at all.
----------------------------------------------------------------- ------------------------------------------------------------

 Restricted securities: Privately placed securities               We may invest in privately placed securities,

                                       8

 whose resale is restricted under U.S. securities laws.           including those that are eligible for resale only
                                                                  among certain institutional buyers without
                                                                  registration, which are commonly known as "Rule 144A
                                                                  Securities." Restricted securities that are determined
                                                                  to be illiquid may not exceed the Fund's 15% limit on
                                                                  illiquid securities.   We may invest without
                                                                  limitation in Rule 144A Securities that are deemed to
                                                                  be liquid.

----------------------------------------------------------------- ------------------------------------------------------------
 Illiquid securities: Securities that do not have a ready          We may invest up to 15% of the Fund's net assets in
 market and cannot be readily sold within seven days at            illiquid securities.
 approximately the price at which a fund has valued them.
----------------------------------------------------------------- ------------------------------------------------------------

We may also invest in rights and warrants to purchase common stocks, convertible
securities,   including  enhanced  convertible  securities,   preferred  stocks,
mortgage-backed  securities,  U.S. government  securities and zero coupon bonds.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of these securities, as well as those listed in the table above.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes or to facilitate  redemptions,  though we normally do not do
so. We will be  required to pay  interest  to the  lending  banks on the amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in high-quality,  fixed income securities,  cash or cash equivalents,  or other  high-quality,  short-term  instruments.  These  investments  may  not  be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds  these  instruments,  the Fund may be unable  to  achieve  its  investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       9

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks and  consider  the Fund in light of your  overall investment  plan.  Because of the nature of the Fund,  you should  consider your investment to be a long-term investment that typically provides the best results when held for a number of years.  The table below  describes the principal risks you  assume  when  investing  in the  Fund.  Please  see the  SAI for a  further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------- ----------------------------------------------------------------
                               Risks                                                  How we strive to manage them
------------------------------------------------------------------- ----------------------------------------------------------------

Market risk is the risk that all or a majority of the securities in We maintain a long-term investment approach and focus on
a certain market--like the stock or bond market--will decline in    securities that we believe can appreciate over an extended
value because of economic conditions, future expectations, or       period of time regardless of interim market fluctuations. We
investor confidence.                                                do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

                                                                    We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

------------------------------------------------------------------- ----------------------------------------------------------------
Industry and security risk: Industry risk is the risk that the      We intend to hold a number of different individual securities,
value of securities in a particular industry will decline because   seeking to manage security risk. However, we do concentrate on
of changing expectations for the performance of that industry.      the real estate industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that
Security risk is the risk that the value of an individual stock or  industry, and may fluctuate more widely than a fund that invests
bond will decline because of changing expectations for the          in a broader range of industries. The Fund may be more
performance of the individual company issuing the stock or bond.    susceptible to any single economic political or regulatory occurrence affecting the real estate industry.
------------------------------------------------------------------- ----------------------------------------------------------------
Interest rate risk is the risk that securities will decrease in     The Fund is subject to interest rate risk. If we invest in REITs
value if interest rates rise.  The risk is generally associated     or other companies that hold fixed rate obligations, we would with bonds; however, because small- and medium-size companies often expect the value of those investments to decrease if interest
borrow money to finance their operations, they may be adversely     rates rise and increase if interest rates decline. However,
affected by rising interest rates.                                  lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REITs or other companies that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.
------------------------------------------------------------------- ----------------------------------------------------------------
Real estate industry risks include among others:                    Since we invest principally in companies in the real estate and
*    possible declines in the value of real estate;                 real estate-related sectors, the Fund is subject to the risks
*    risks related to economic conditions;                          associated with the real estate industry. We will strive to
*    possible shortage of mortgage funds;                           manage these risks through careful selection of individual
*    overbuilding and extended vacancies;                           securities; however, investors should carefully consider these
*    increased competition;                                         risks before investing in the Fund.
*    changes in property taxes, operating expenses or zoning
     laws;
*    costs of environmental clean-up, or damages from natural
     disasters;
*    limitations or fluctuations in rent payments;
*    cashflow fluctuations; and
*    defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

                                       10

------------------------------------------------------------------- ----------------------------------------------------------------
Foreign risk is the risk that foreign securities may be adversely   We plan on investing the Fund's assets in foreign securities,
affected by political instability, changes in currency exchange     and we strive to manage the risks involved with investing in
rates, foreign economic conditions, inadequate regulatory and       foreign securities as detailed below and in the SAI.
accounting standards, or other risks as described in more detail below.
------------------------------------------------------------------- ----------------------------------------------------------------
Emerging markets risk is the possibility that the risks associated  We may invest in emerging market securities. Striving to manage
with international investing will be greater in emerging markets    this risk, we carefully screen securities within emerging
than in more developed foreign markets because, among other things, markets and attempt to consider material risks associated with
emerging markets may have less stable political and economic        an individual company or issuer.
environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality.
Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid, and subject to greater price volatility.
------------------------------------------------------------------- ----------------------------------------------------------------
Political risk is the risk that countries or an entire region may   We evaluate the political situations in the countries where we
experience political instability. This may cause greater            invest and take into account any potential risks before we
fluctuation in the value and liquidity of investments due to        select securities for the Fund. However, there is no way to
changes in currency exchange rates, governmental seizures, or       eliminate political risk when investing internationally. In
nationalization of assets.                                          emerging markets political risk is typically more likely to affect the economy and share prices than in developed markets.
------------------------------------------------------------------- ----------------------------------------------------------------

Currency risk is the risk that the value of a fund's investments    We may try to hedge the Fund's currency risk by purchasing may be negatively affected by changes in foreign currency exchange  foreign currency exchange contracts. If we agree to purchase or
rates. Adverse changes in exchange rates may reduce or eliminate    sell foreign securities at a pre-set price on a future date, we
any gains produced by investments that are denominated in foreign   may attempt to protect the value of a security the Fund owns
currencies and may increase any losses.                             from future changes in currency rates. If we have agreed to purchase or sell a security, the Fund may also use foreign currency exchange contracts to "lock-in" the security's price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or
                                                                    protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

------------------------------------------------------------------- ----------------------------------------------------------------
Information risk is the risk that foreign companies may be subject  We conduct fundamental research on the companies we invest in
to different accounting, auditing, and financial reporting          rather than relying solely on information available through
standards than U.S. companies. There may be less information        financial reporting. As part of our worldwide research process, available about foreign issuers than domestic issuers. Furthermore, we emphasize meetings or direct contact with company officials.
regulatory oversight of foreign issuers may be less stringent or    We believe this will help to better uncover any potential
less consistently applied than in the U.S.                          weaknesses in individual companies.
------------------------------------------------------------------- ----------------------------------------------------------------
Inefficient market risk is the risk that foreign markets may be     We will attempt to reduce these risks by investing in a number
less liquid, have greater price volatility, less regulation, and    of different countries, noting trends in the economy,
higher transaction costs than U.S. markets.                         industries, and financial markets.
------------------------------------------------------------------- ----------------------------------------------------------------

Small company risk is the risk that prices of smaller companies may We may invest in small companies and would be subject to this be more volatile than larger companies because of limited financial risk. Although we typically hold a number of different stocks in
resources or dependence on narrow product lines.                    order to reduce the impact that one small company stock would have on the Fund, because this is a non-diversified Fund, it is possible that a single small company stock could be a
                                                                    significant holding and subject the Fund to greater risk and volatility.

------------------------------------------------------------------- ----------------------------------------------------------------
Transaction costs risk relates to the costs of buying, selling, and The Fund is subject to this risk. We strive to monitor
holding foreign securities, including brokerage, tax, and custody   transaction costs and to choose an efficient trading strategy
costs, which may be higher than those involved in U.S. securities   for the Fund.
transactions.
------------------------------------------------------------------- ----------------------------------------------------------------
Non-diversified funds: Non-diversified investment                   The Fund is a non-diversified fund and is subject to this

                                       11

companies have the flexibility to invest as much as 50% of their    risk. Nevertheless, we typically hold securities from a variety
assets in as few as two issuers with no single issuer accounting    of different issuers, representing different sectors of the
for more than 25% of the fund. The remaining 50% of the fund must   real estate industry. We also perform extensive analysis on all
be diversified so that no more than 5% of a fund's assets are       securities. We are particularly diligent in reviewing securities
invested in the securities of a single issuer. Because a non-       that represent a larger percentage of portfolio assets.
diversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.
------------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be readily We limit exposure to illiquid securities to no more than 15% of
sold within seven days at approximately the price at which a fund   the Fund's net assets.
has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.
------------------------------------------------------------------- ----------------------------------------------------------------
Futures and options risk is the possibility that a fund may         We may use futures contracts and options on futures contracts,
experience a loss if it employs an options or futures strategy      as well as options on securities for hedging purposes. We limit related to a security or a market index and that security or index  the amount of the Fund's assets that may be committed to these moves in the opposite direction from what the Manager anticipated.  strategies. Our obligations related to futures and options
Futures and options also involve additional expenses, which could   transactions will not exceed 20% of the Fund's total assets and
reduce any benefit or increase any loss that the fund experiences   we will not enter into additional futures contracts or options
from using the strategy.                                            on them if more than 5% of the Fund's assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the
                                                                    Fund will necessarily utilize such strategies.
------------------------------------------------------------------- ----------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       12

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager is entitled to be paid a fee of:

       0.99% of average daily net assets up to $100 million,
       0.90% of average daily net assets from $100 million to $250 million, and
       0.80% of average daily net assets thereafter.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers
Babak  Zenouzi  has  primary  responsibility  for making  day-to-day  investment decisions  for the Fund.  When making  investment  decisions  for the Fund,  Mr.
Zenouzi regularly consults with Damon J. Andres.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware  Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager.  Currently,  he leads the firm's REIT group,  including the team, its process,  and its  institutional and retail  products,  which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm's Dividend Income products,  which he helped create in the 1990s.  Most  recently,  Mr. Zenouzi worked at Chartwell
Investment  Partners  from  1999 to 2006,  where  he was a  partner  and  senior portfolio manager on Chartwell's Small-Cap Value portfolio.  He began his career with The Boston  Company,  where he held  several  positions in  accounting  and financial analysis.  Mr. Zenouzi earned a master's degree in finance from Boston
College  and a  bachelor's  degree from  Babson  College.  He is a member of the
National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Mr.  Andres,  who joined  Delaware  Investments in 1994,  currently  serves as a portfolio  manager for REIT  investments and  convertibles.  He also serves as a portfolio manager for the firm's Dividend Income products. From 1991 to 1994, he
performed   investment-consulting   services  as  a  consulting  associate  with
Cambridge  Associates.  Mr.  Andres  earned  a  bachelor's  degree  in  business administration with an emphasis in finance and accounting from the University of
Richmond.

The Fund's SAI provides  additional  information  about the portfolio  managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors,  enter into  sub-advisory  agreements,  and  materially  amend and terminate  sub-advisory  agreements  on behalf of the Fund  without  shareholder approval  (Manager  of  Managers  Structure).  Under  the  Manager  of  Managers
Structure, the Manager has ultimate responsibility,  subject to oversight by the
Fund's Board,  for overseeing the Fund's  sub-advisors  and  recommending to the
Board their hiring, termination, or replacement. The SEC order does not apply to any  sub-advisor  that is  affiliated  with the Fund or the  Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager  may, in the future,  recommend  to the Fund's
Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors  to manage  all or a portion  of the  Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       13

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R) FUNDS]

                                              Board of Trustees

     Investment manager                                                           Custodian
Delaware Management Company                        The Fund                   Mellon Bank, N.A.
    2005 Market Street                                                        One Mellon Center
Philadelphia, Pa 19103-7094                                                  Pittsburgh, PA 15285

                               Distributor
                       Delaware Distributors, L.P.
                           2005 Market Street
                        Philadelphia, PA 19103-7094                 Service agent
                                                             Delaware Service Company, Inc.
    Portfolio managers                                            2005 Market Street
(see page 13 for details)                                    Philadelphia, PA 19103-7094

                     Financial intermediary wholesaler
                   Lincoln Financial Distributors, Inc.
                           2001 Market Street
                       Philadelphia, PA 19103-7055

                                             Financial advisors

                                                 Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

                                       14

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       15

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover IRAs from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates and of  securities  dealer  firms with a selling  agreement  with  Delaware
     Distributors, L.P. (Fund's Distributor);

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Manager or its affiliates and clients of Delaware Investment  Advisers,  an affiliate of the Manager,  as well as the  clients'  affiliates,  and their corporate  sponsors,  subsidiaries,  related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company, or similar financial  institution  investing for its own  account  or for the  accounts  of its  trust  customers  for  whom the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment managers investing on behalf of clients that consist solely  of  institutions  and high net  worth  individuals  having at least
     $1,000,000 entrusted to the investment manager for investment purposes. Use of the Institutional  Class shares is restricted to investment managers who are not  affiliated  or  associated  with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     Code) for which the Fund's Manager,  Distributor,  or service agent, or one
     or  more  of  their  affiliates  provide   recordkeeping,   administrative,
     investment management, marketing, distribution, or similar services; or

o    programs sponsored by financial  intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       16

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: SYMBOL OF AN EXCHANGE ILLUSTRATION]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R) Funds for shares of other  Delaware Investments(R) Funds.  Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C, or Class R shares. To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily available at their market value. For a fund that invests  significantly  in foreign  securities,  the NAV may change on days when the  shareholders  will not be able to purchase or redeem Fund  shares.  We price fixed income  securities on the basis of  valuations  provided to us by an independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

                                       17

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an  account  in the same  Delaware  Investments(R)  Fund as  another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual  reports to that address,  unless you opt otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish to receive individual  materials.  If you wish to receive individual materials, please call your Client Services Representative at 800 362-7500.  We will begin sending you individual copies of these documents
30 days after receiving your request.

                                       18

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request.  For  redemptions of more than $100,000,  you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992.  Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance falls below the required  account minimum of $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware Investments(R) Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class A, Class
B, Class C, or Class R shares of  another  Delaware Investments(R) Fund.  We may refuse the purchase side of any exchange request if, in the Manager's  judgment, the Fund would be unable to invest

                                       19

effectively in accordance  with its  investment  objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware Investments(R) Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"--  that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by

                                       20

such  arbitrage  include,  in  particular,  funds that  significantly  invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities,  such as high yield bonds,  asset-backed securities, or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example:  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange; asset-allocation or dollar cost averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions.  The Fund has qualified,  or intends to continue to qualify,  as a  regulated  investment  company  under the Code.  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The
Fund will also distribute net realized capital gains, if any, at least annually, usually in December.  The Fund may distribute such income  dividends and capital gains more  frequently,  if necessary,  in order to reduce or eliminate  federal excise or income taxes on the Fund.  The amount of any  distribution  will vary, and there is no  guarantee  the Fund will pay  either  an income  dividend  or a capital  gains  distribution.  We  automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

                                       21

Avoid "Buying a Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R) Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your  shares.  The Fund  also  must  withhold  if the
Internal  Revenue Service  instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

Receipt of Excess Inclusion  Income by the Fund.  Income received by a Fund from equity  interests  of certain  mortgage  pooling  vehicles,  either  directly or through an  investment  in a REIT that holds such  interests  or  qualifies as a taxable mortgage pool, is treated as "excess inclusion income." In general, this income is  required  to be  allocated  to Fund  shareholders  in  proportion  to dividends  paid  with  the same  consequences  as if the  shareholders  directly received the excess inclusion income.  Excess inclusion  income:  (1) may not be offset with net operating  losses;  (2) represents  unrelated  business  taxable income  (UBTI)  in  the  hands  of  a  tax-exempt  shareholder  that  is  not  a disqualified  organization (as defined below);  and (3) is subject to a 30% U.S.
withholding  tax to the extent such income is allocable to a shareholder  who is not a U.S.  person,  without regard to otherwise  applicable  exemptions or rate reductions.  The Fund must pay the tax on its excess  inclusion  income  that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on  unrelated  business  taxable  income.  To the extent  that the Fund shares  owned by a  "disqualified  organization"  are held in  record  name by a broker/dealer or other nominee,  the Fund must inform the broker/dealer or other nominee of the excess inclusion  income allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion income allocable to them on behalf of the "disqualified organizations."

Non-U.S. Investors -- Fund Distributions as FIRPTA Gain. The Fund will invest in equity  securities of companies that may invest in U.S real property,  including
REITs.  The Foreign  Investment in Real Property Tax Act of 1980 (FIRPTA)  makes
non-U.S.  persons  subject to U.S. tax on  disposition  of a U.S.  real property interest as if he or she were a U.S. person.  Under a look-through  rule, if the
Fund is classified as a "qualified  investment  entity," Fund distributions from short- or long-term  capital gains that are  attributable to gain from a sale or disposition  of a U.S.  real  property  interest  and which are paid to non-U.S.
investors that own more than 5% of a class of Fund shares at any time during the one-year  period ending on the date of the  distribution  may be subject to U.S.
withholding  tax at a rate of 35%. You might also,  in this case, be required to file a nonresident  U.S. income tax return.  Even if you do not own more than 5%
of a class of Fund  shares,  in this case,  Fund  distributions  to you that are attributable to gain from a sale or disposition of a U.S. real property interest will  be  taxable  as  ordinary  dividends  (rather  than as a  capital  gain or short-term  capital  gain  dividend)  subject to  withholding  at a 30% or lower treaty rate. The Fund will be classified as a "qualified  investment entity" if, in general,  more than 50% of its assets  consists  of  interests  in U.S.  real estate investment trusts (REITs) and U.S. real property holding corporations.  A
U.S. real property  holding  corporation is a U.S.  corporation more than 50% of the assets of which are interests in U.S. real estate.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special  U.S.  tax  certification  requirements  to avoid backup withholding and to claim any treaty benefits.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax  consequences  before making an investment in the Fund.

                                       22

Certain  management considerations

Investments by fund of funds and similar investment vehicles

The Fund may accept investments from funds of funds,  including those offered by the Delaware Investments(R) Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       23

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

                                       24

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed  (sold back to a fund)
within a set number of years; an alternative  method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

                                       25

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed  as an  annual  percentage  of a fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of the McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

                                       26

Real estate investment trusts (REITs)
A real estate  investment  trust is a company that is usually  traded  publicly, that manages a portfolio of real estate to make profits for shareholders.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 1500 Index
The S&P 1500 Healthcare is an unmanaged  capitalization-weighted  index tracking the  performance of health care stocks within the S&P 500 Index,  S&P MidCap 400
Index and S&P 600 Index.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       27

Delaware Global Real Estate Securities Fund

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight courier service or call toll-free 800-523-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094. The
Fund's SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund's Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

Contact Information

Web site
www.delawareinvestments.com

E-Mail
service@delinvest.com

Client Services Representative
800 362-7500

Delaphone Service
800 362-FUND (800 362-3863)

|X|  For  convenient  access  to  account  information  or  current  performance information  on all  Delaware  Investments(R)  Funds seven days a week,  24 hours a day, use this Touch-Tone(R) service.

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND SYMBOLS

                                 CUSIP            NASDAQ
Institutional Class            24610D 400         DLRIX

Investment Company Act file number: 811-04413

                                       28

GROWTH EQUITY                                            Delaware Investments(R)
                                             A Member of Lincoln Financial Group

Prospectus      September 28, 2007

                DELAWARE HEALTHCARE FUND
                CLASS A |X| CLASS C |X| CLASS R

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                   page         3
Delaware Healthcare Fund                                                    3

How we manage the Fund                                         page         8
Our investment strategies                                                   8
The securities we typically invest in                                       9
The risks of investing in the Fund                                          12
Disclosure of portfolio holdings information                                14

Who manages the Fund                                           page         15
Investment manager                                                          15
Portfolio manager                                                           15
Manager of managers structure                                               15
Who's who?                                                                  16

About your account                                             page         18
Investing in the Fund                                                       18
 Choosing a share class                                                     18
 Dealer compensation                                                        20
Payments to intermediaries                                                  20
How to reduce your sales charge                                             21
Waivers of Contingent Deferred Sales Charges                                23
How to buy shares                                                           25
Fair valuation                                                              26
Retirement plans                                                            26
Document delivery                                                           26
How to redeem shares                                                        27
Account minimums                                                            28
Special services                                                            28
Frequent trading of Fund shares                                             29
Dividends, distributions, and taxes                                         31
Certain management considerations                                           33

Financial highlights                                           page         34

Glossary                                                       page         35

Additional information                                         page         38

                                       2

Profile: Delaware Heathcare Fund

Delaware  Healthcare  Fund is  available  only to certain  residents  of certain states.

What is the Fund's investment objective?
Delaware  Healthcare Fund seeks maximum long-term capital growth through capital appreciation.  Although the Fund will strive to meet its  investment  objective, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal  circumstances,  the Fund will invest at least 80% of its assets in the equity securities of health care companies,  meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from  products  and services in the health care  industry  (80%  policy).  These products and services include, but are not limited to, pharmaceutical companies, biotechnology  companies,  medical  device and supply  companies,  managed  care companies,  and health care information and service providers.  The Fund invests in U.S. and non-U.S.  companies across all market capitalizations.  The Fund may from  time to time  invest a  significant  portion  of its  assets  in  non-U.S.
companies.  The Fund may also invest in companies  located in emerging  markets.
The  Fund's  investment  objective  and  80% policy are non-fundamental  and can be changed without  shareholder  approval.  However,  Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the health care or medical industries, the Fund may be subject to much  greater  risks of adverse  developments  within such industries  than a fund that invests in a wider variety of industries.  The activities  of  health  care  companies  are  strongly  affected  by  government regulation.  Stocks held by the Fund may be affected by  government  policies on health  care  reimbursements,  regulatory  approval  for new drugs  and  medical instruments,  and similar  matters.  Health care  companies  are also subject to legislative risk, which is the risk of changes in the health care system through legislation.  Additionally, health care companies may be funded or subsidized by federal and state  governments.  If  government  subsidies are  discontinued  or reduced,  the  profitability  of these  companies  could be adversely  affected.
Health care  companies may face lawsuits  related to product  liability  issues.
Also,  many products and services  provided by health care companies are subject to rapid obsolescence.  Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and, as a result,  the value of an investment  in the Fund may  fluctuate  significantly over relatively short periods of time.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies  and involve  certain  risks not typically  associated  with investing in U.S.  companies.  Investments in foreign  securities,  particularly emerging markets securities, may be adversely affected by political instability, foreign economic conditions,  or inadequate regulatory and accounting standards.
In addition,  there is the  possibility  of  expropriation,  nationalization  or confiscatory  taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to  investments in foreign  nations.  The Fund may be adversely  affected by changes in currency rates,  which may reduce or eliminate any gains produced by investments,  exchange control regulations,  and may incur costs in connection with conversions between  currencies.  If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other  derivatives,  the Fund will be subject to the special risks associated with those activities.  To the extent that the Fund holds a large portion of its assets in cash or short-term debt  obligations,  it may be unable to achieve its investment objective.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 12.

Who should invest in the Fund
     o    Investors seeking a high level of long-term total return
     o    Investors  willing to invest in  securities  of companies  principally engaged in the health care and medical industries
     o    Investors  seeking  to  diversify  their  equity  holdings  by  adding exposure to the health care and medical industries

Who should not invest in the Fund

                                       3

     o    Investors  unwilling to accept risks of investing in a non-diversified fund that focuses on the health care and medical industries
     o    Investors  who are  unwilling  to  accept  that  the  value  of  their investment may fluctuate, sometimes significantly, over the short term

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

The Fund is considered  "non-diversified"  as defined in the Investment  Company
Act of 1940, as amended  (1940 Act).  That means the Fund may invest more of its net assets in a single security than a "diversified" fund. Thus, adverse effects on an investment  held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       4

How has Delaware Healthcare Fund performed?
There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

                                       5

What are the Fund's fees and expenses?

------------------------------------- -------------------------------------------------- ----------- ----------- ----------
Sales charges are fees paid
directly from your investments when
you buy or sell shares of the
Fund.  You do not pay sales charges
when you buy or sell Class R shares.  CLASS                                                       A           C          R
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum sales charge (load) imposed on purchases        5.75%        none       none
                                      as a percentage of offering price
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum contingent deferred sales charge (load)       none(1)    1.00%(2)       none
                                      as a percentage of original purchase price or
                                      redemption price, whichever is lower
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Maximum sales charge (load) imposed on                   none        none       none
                                      reinvested dividends
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Redemption fees                                          none        none       none
------------------------------------- -------------------------------------------------- ----------- ----------- ----------
                                      Exchange fees(3)                                         none        none       none
------------------------------------- -------------------------------------------------- ----------- ----------- ----------

-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
Annual fund operating expenses are     CLASS                                                      A           C          R
deducted from the Fund's assets.
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Management fees(4)                                     0.85%       0.85%      0.85%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Distribution and service (12b-1) fees(4)               0.30%       1.00%      0.60%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Other expenses(5)                                      2.07%       2.07%      2.07%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------
                                       Total annual fund operating expenses                   3.22%       3.92%      3.52%
-------------------------------------- ------------------------------------------------- ----------- ----------- ----------

-------------------------------------- ---------------- ----------- ----------- ------------------ ------------
This example is intended to help you   CLASS                     A           C                  C            R
compare the cost of investing in the                                              (if redeemed)
Fund to the cost of investing in
other mutual funds with similar
investment objectives. We show the
cumulative amount of Fund expenses
on a hypothetical investment of
$10,000 with an annual 5% return
over the time shown.  The Fund's
actual rate of return may be greater
or less than the hypothetical 5%
return we use here.  For each Class
of shares, this example assumes that
the Fund's total operating expenses
remain unchanged in each of the
periods shown. This is an example
only, and does not represent future
expenses, which may be greater or
less than those shown here.
-------------------------------------- ---------------- ----------- ----------- ------------------ ------------
                                       1 year                $ 881        $394               $494         $355
-------------------------------------- ---------------- ----------- ----------- ------------------ ------------
                                       3 years              $1,510      $1,195             $1,195       $1,080
-------------------------------------- ---------------- ----------- ----------- ------------------ ------------

     (1)  A purchase  of Class A shares of $1 million or more may be made at net asset value (NAV).  However, if you buy the shares through a financial advisor who is paid a commission,  a contingent  deferred sales charge
          (CDSC) will apply to  redemptions  made within two years of  purchase.
          Additional  Class  A  purchase  options  that  involve  a CDSC  may be permitted from time to time and will be disclosed in the Prospectus if they are available.
     (2)  Class C shares  redeemed  within one year of purchase are subject to a
          1.00% CDSC.
     (3)  Exchanges   are  subject  to  the   requirements   of  each   Delaware
          Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
     (4)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion of its  investment  advisory  fees and  pay/or  reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest,  inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine  expenses or costs,  including,  but not limited to, those relating to  reorganizations,  litigation,  certain Trustee retirement plan  expenses,  conducting  shareholder  meetings,  and  liquidations
          (collectively,  "non-routine  expenses"))  in order to  prevent  total annual fund  operating  expenses  from  exceeding  1.35% of the Fund's
          average  daily  net  assets  and  the  Fund's  distributor,   Delaware
          Distributors, L.P. (Distributor),  has voluntarily agreed to waive all
          12b-1  fees.   These  expense  waivers  and   reimbursements   may  be
          discontinued  at any time because they are  voluntary,  and they apply only to  expenses  paid  directly by the Fund.  The fees and  expenses shown in the  table  above do not  reflect  the  voluntary  caps.  The following table shows the Fund's  operating  expenses and reflects the
          Manager's and the Distributor's voluntary fee waivers.

                                       6

-------------------------------------------------- ---------------- --------------- ----------------
CLASS                                                            A               C                R
-------------------------------------------------- ---------------- --------------- ----------------
Management fees                                              0.00%           0.00%            0.00%
-------------------------------------------------- ---------------- --------------- ----------------
Distribution and service (12b-1) fees                        0.00%           0.00%            0.00%
-------------------------------------------------- ---------------- --------------- ----------------
Other expenses                                               1.35%           1.35%            1.35%
-------------------------------------------------- ---------------- --------------- ----------------
Total annual fund operating expenses                         1.35%           1.35%            1.35%
-------------------------------------------------- ---------------- --------------- ----------------

     (5)  "Other expenses" are based on estimates for the current fiscal year.

                                       7

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment objective.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

We  strive  to  achieve  maximum   long-term   capital  growth  through  capital
appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net assets in the equity  securities  issued by health care  companies.  The
Fund may invest in U.S. and non-U.S. companies of all market capitalizations.

The Manager will select  growth-oriented  and value-oriented  investments on the
basis  of  the  investments'   discount  to  intrinsic  value.   When  selecting
growth-oriented  securities,  the Manager  typically seeks high growth caused by secular  economic  factors.  These  factors may include  demographics,  economic deregulation,  and  technological  developments.  When selecting  value-oriented securities,  the Manager  typically  seeks lower  valuations  caused by cyclical economic factors or temporary changes in business operations.  Strong management and  sustainable  business  franchise are key  considerations  in selecting both growth-oriented and value-oriented securities.

To compare the value of  different  stocks,  the Manager  considers  whether the future  income  stream on a stock is expected to increase  faster  than,  slower than, or in line with the level of inflation.  The Manager then  estimates  what they think the value of the  anticipated  future income stream would be worth if such income stream were being paid today.  The Manager  believes this gives them an estimate of the stock's  intrinsic value. In addition,  the Manager's process utilizes a customized quantitative screen and the Manager has created six custom
health   care   sub-sectors   that   groups   companies   according   to  common
characteristics and is the basis for investment ideas.

The types of securities the Fund may invest in include,  but are not limited to:
common stocks; preferred stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks;  and American  Depository
Receipts, Global Depository Receipts, and European Depository Receipts.

We do not normally acquire securities for short-term  purposes;  however, we may take advantage of short-term  opportunities  that are consistent with the Fund's investment objectives.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees (Board) may change the Fund's objective without  obtaining  shareholder approval.  If the objective were changed,  we would notify shareholders at least
60 days before the change in the objective became effective.

                                       8

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

----------------------------------------------------------------- ------------------------------------------------------------
                           Securities                                                   How we use them
----------------------------------------------------------------- ------------------------------------------------------------
 Common or ordinary stocks: Securities that represent shares      Under normal circumstances, we will generally invest the
 of ownership in a corporation. Stockholders participate in       Fund's assets in common or ordinary stocks, some of which
 the corporation's profits proportionate to the number of         may be dividend-paying stocks.
 shares they own.
----------------------------------------------------------------- ------------------------------------------------------------
 American Depositary Receipts (ADRs), European Depositary         We may invest in sponsored and unsponsored ADRs, EDRs and
 Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs     GDRs, generally focusing on those whose underlying
 are receipts issued by a U.S. depositary (usually a U.S.         securities are issued by foreign entities. Sponsored
 bank) and EDRs and GDRs are receipts issued by a depositary      depositary receipts are issued jointly by the issuer of
 outside of the U.S. (usually a non-U.S. bank or trust company    the underlying security and the depositary, and
 or a foreign branch of a U.S. bank). Depositary receipts         unsponsored depositary receipts are issued by the
 represent an ownership interest in an underlying security        depositary without the participation of the issuer of the
 that is held by the depositary. Generally, the underlying        underlying security.
 security represented by an ADR is issued by a foreign issuer
 and the underlying security represented by an EDR or GDR may     To determine whether to purchase a security in a foreign
 be issued by a foreign or U.S. issuer.  Generally, the holder    market or through a depositary receipt, we evaluate the
 of the depositary receipt is entitled to all payments of         price levels, the transaction costs, taxes, and
 interest, dividends, or capital gains that are made on the       administrative costs or other relevant factors involved
 underlying security.                                             with each security to try to identify the most efficient
                                                                  choice.
----------------------------------------------------------------- ------------------------------------------------------------
 Options and futures: Options represent a right to buy or sell    If we have stocks that have unrealized gains, we may
 a security or a group of securities at an agreed upon price      want to protect those gains when we anticipate adverse
 at a future date. The purchaser of an option may or may not      conditions. We might use options or futures to
 choose to go through with the transaction.  The seller of an     neutralize the effect of any price declines, without
 option, however, must go through with the transaction if its     selling the security. We might also use options or
 purchaser exercises the option.                                  futures to gain exposure to a particular market segment
                                                                  without purchasing individual securities in that
 Writing a call option on a security obligates the owner of       segment. We might use this approach if we had excess
 the security to sell it at an agreed upon price on an agreed     cash that we wanted to invest quickly.
 upon date (usually no more than nine months in the future).
 The owner of the security receives a premium payment from the    We might use covered call options if we believe that
 purchaser of the call, but if the security appreciates to a      doing so would help the Fund to meet its investment
 price greater than the agreed upon selling price, a fund         objectives.
 would lose out on those gains. A call option written by a
 fund is "covered" if a fund owns the security underlying the     Use of these strategies can increase the operating costs
 option or has an absolute and immediate right to acquire that    of the Fund and can lead to loss of principal. Despite the
 security without additional cash consideration.                  ability to utilize options and futures as described above, we do not currently intend to use such transactions often
 Futures contracts are agreements for the purchase or sale of     and may determine not to use options and futures at all.
 a security or a group of securities at a specified price, on
 a specified date. Unlike purchasing an option, a futures         The Fund has claimed an exclusion from the definition of
 contract must be executed unless it is sold before the           the term "commodity pool operator" under the Commodity
 settlement date.                                                 Exchange Act (CEA) and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator
 Options and futures are generally considered to be               under the CEA.
 derivative securities.
----------------------------------------------------------------- ------------------------------------------------------------
 Repurchase agreements: An agreement between a buyer of           Typically, we use repurchase agreements as a short-term
 securities, such as a fund, and a seller of securities in        investment for the Fund's cash position. In order to
 which the seller agrees to buy the securities back within a      enter into repurchase agreements, the Fund must have
 specified time at the same price the buyer paid for them,        collateral of at least 102% of the repurchase price.
 plus an amount equal to an agreed upon interest rate.            Except when we believe a temporary defensive approach
 Repurchase agreements are often viewed as equivalent to cash.    is appropriate, we will not hold more than 10% of the
                                                                  Fund's total assets in cash or other short-term
                                                                  investments. All short-term investments will be rated
                                                                  AAA by Standard & Poor's (S&P) or Aaa by Moody's
                                                                  Investors Service (Moody's) or if unrated, be of
                                                                  comparable quality,

                                       9

                                                                  based on our evaluation. We will
                                                                  only enter into repurchase agreements in which the
                                                                  collateral is comprised of U.S. government securities.
----------------------------------------------------------------- ------------------------------------------------------------
 Investment company securities: In some countries, investments    We may hold investment company securities if the
 by U.S. mutual funds are generally made by purchasing shares     portfolio managers believe the country offers good
 of investment companies that in turn invest in the securities    investment opportunities. Such investment companies
 of such countries.                                               may be open-end or closed-end investment companies.
                                                                  These investments involve an indirect payment by the
                                                                  Fund's shareholders of a portion of the expenses of
                                                                  the other investment companies, including their
                                                                  advisory fees.
----------------------------------------------------------------- ------------------------------------------------------------
 Foreign currency transactions: A forward foreign currency        Although we value the Fund's assets daily in U.S.
 exchange contract involves an obligation to purchase or sell     dollars, we do not intend to convert the Fund's holdings
 a specific currency on a fixed future date at a price that is    of foreign currencies into U.S. dollars on a daily basis.
 set at the time of the contract. The future date may be any      We are permitted to, however, from time to time, purchase
 number of days from the date of the contract as agreed by the    or sell foreign currencies and/or engage in forward
 parties involved.                                                foreign currency exchange transactions. We may conduct
                                                                  the Fund's foreign currency transactions on a cash basis
                                                                  at the rate prevailing in the foreign currency exchange
                                                                  market or through a forward foreign currency exchange
                                                                  contract or forward contract.

                                                                  We may use forward contracts for defensive hedging
                                                                  purposes to attempt to protect the value of the Fund's
                                                                  current security or currency holdings. We may also use
                                                                  forward contracts if we have agreed to sell a security
                                                                  and want to "lock-in" the price of that security, in
                                                                  terms of U.S. dollars. Investors should be aware of the
                                                                  costs of currency conversion. We will not use forward
                                                                  contracts for speculative purposes. Despite the ability
                                                                  to utilize foreign currency transactions as described
                                                                  above, we do not currently intend to use such
                                                                  transactions often and may determine not to use foreign
                                                                  currency transactions at all.
----------------------------------------------------------------- ------------------------------------------------------------
 Restricted securities: Privately placed securities whose         We may invest in privately placed securities,
 resale is restricted under U.S. securities laws.                 including those that are eligible for resale only
                                                                  among certain institutional buyers without
                                                                  registration, which are commonly known as "Rule 144A
                                                                  Securities." Restricted securities that are determined
                                                                  to be illiquid may not exceed the Fund's 15% limit on
                                                                  illiquid securities.   We may invest without
                                                                  limitation in Rule 144A Securities that are deemed to
                                                                  be liquid.
----------------------------------------------------------------- ------------------------------------------------------------
 Illiquid securities: Securities that do not have a ready         We may invest up to 15% of the Fund's net assets in
 market and cannot be readily sold within seven days at           illiquid securities.
 approximately the price at which a fund has valued them.
----------------------------------------------------------------- ------------------------------------------------------------

We may also invest in rights and warrants to purchase common stocks, convertible
securities,   including  enhanced  convertible  securities,   preferred  stocks,
mortgage-backed  securities,  U.S. government  securities and zero coupon bonds.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of these securities, as well as those listed in the table above.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.
These transactions may generate additional income for the Fund.

                                       10

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency purposes or to facilitate redemptions though we normally do not do so.
We  will be  required  to pay  interest  to the  lending  banks  on the  amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in high-quality,  fixed income securities,  cash or cash equivalents,  or other  high-quality,  short-term  instruments.  These  investments  may  not  be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds  these  instruments,  the Fund may be unable  to  achieve  its  investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio  turnover will not exceed 100%. A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       11

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks and  consider  the Fund in light of your  overall investment  plan.  Because of the nature of the Fund,  you should  consider your investment to be a long-term investment that typically provides the best results when held for a number of years.  The table below  describes the principal risks you  assume  when  investing  in the  Fund.  Please  see the  SAI for a  further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------------
                     Risks                                                How we strive to manage them
---------------------------------------------------------------------------------------------------------------------------------
 Health care sector risk is the risk that the   To the extent we invest in health care companies, we are subject to the risks
 value of a fund's shares will be affected by   associated with the health care industry.  We also monitor the benchmark and
 factors particular to the health care and      its sector weightings to understand the investment trends in the health care
 related sectors (such as government            industry.  Investors should carefully consider these risks before investing
 regulation) and may fluctuate more widely      in the Fund.
 than that of a fund which invests in a broad
 range of industries.
---------------------------------------------------------------------------------------------------------------------------------
 Market risk is the risk that all or a          We maintain a long-term investment approach and focus on securities that we
 majority of the securities in a certain        believe can appreciate over an extended period of time regardless of interim
 market--like the stock or bond market--will    market fluctuations. We do not try to predict overall market movements.
 decline in value because of economic           Although we may hold securities for any amount of time, we generally do not
 conditions, future expectations, or investor   trade for short-term purposes.
 confidence.
                                                We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
---------------------------------------------------------------------------------------------------------------------------------
 Industry and security risk: Industry risk is   We intend to hold a number of different individual securities, seeking to
 the risk that the value of securities in a     manage security risk. However, we do concentrate on the health care industry.
 particular industry will decline because of    As a consequence, the share price of the Fund may fluctuate in response to
 changing expectations for the performance of   factors affecting that industry, and may fluctuate more widely than a fund that
 that industry.                                 invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting the health
 Security risk is the risk that the value of    care industry.
 an individual stock or bond will decline
 because of changing expectations for the
 performance of the individual company
 issuing the stock or bond.
---------------------------------------------------------------------------------------------------------------------------------
 Foreign risk is the risk that foreign          We plan on investing the Fund's assets in foreign securities, and we strive
 securities may be adversely affected by        to manage the risks involved with investing in foreign securities as
 political instability, changes in currency     detailed below and in the SAI.
 exchange rates, foreign economic conditions,
 inadequate regulatory and accounting
 standards, or other risks as described in
 more detail below.

                                       12

---------------------------------------------------------------------------------------------------------------------------------
 Emerging markets risk is the possibility       We may invest in emerging market securities. Striving to manage this risk,
 that the risks associated with international   we carefully screen securities within emerging markets and attempt to
 investing will be greater in emerging          consider material risks associated with an individual company or issuer.
 markets than in more developed foreign
 markets because, among other things,
 emerging markets may have less stable
 political and economic environments. In
 addition, in many emerging markets, there is
 substantially less publicly available
 information about issuers and the
 information that is available tends to be of
 a lesser quality. Economic structures and
 markets tend to be less mature and diverse
 and the securities markets which are subject
 to less government regulation or supervision
 may also be smaller, less liquid and subject
 to greater price volatility.
---------------------------------------------------------------------------------------------------------------------------------
 Political risk is the risk that countries or   We evaluate the political situations in the countries where we invest and
 an entire region may experience political      take into account any potential risks before we select securities for the
 instability. This may cause greater            Fund. However, there is no way to eliminate political risk when investing
 fluctuation in the value and liquidity of      internationally. In emerging markets, political risk is typically more
 investments due to changes in currency         likely to affect the economy and share prices than in developed markets.
 exchange rates, governmental seizures or
 nationalization of assets.
---------------------------------------------------------------------------------------------------------------------------------
 Currency risk is the risk that the value of    We may try to hedge the Fund's currency risk by purchasing foreign currency
 a fund's investments may be negatively         exchange contracts. If we agree to purchase or sell foreign securities at a
 affected by changes in foreign currency        pre-set price on a future date, we may attempt to protect the value of a
 exchange rates. Adverse changes in exchange    security the Fund owns from future changes in currency rates. If we have
 rates may reduce or eliminate any gains        agreed to purchase or sell a security, the Fund may also use foreign
 produced by investments that are               currency exchange contracts to "lock-in" the security's price in terms of
 denominated in foreign currencies and may      U.S. dollars or another applicable currency. We may use forward currency
 increase any losses.                           exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.
                                                Hedging is typically less practical in emerging markets.
---------------------------------------------------------------------------------------------------------------------------------
 Information risk is the risk that foreign      We conduct fundamental research on the companies we invest in rather than
 companies may be subject to different          relying solely on information available through financial reporting. As part
 accounting, auditing and financial reporting   of our worldwide research process, we emphasize meetings or direct contact
 standards than U.S. companies. There may be    with company officials. We believe this will help to better uncover any
 less information available about foreign       potential weaknesses in individual companies.
 issuers than domestic issuers. Furthermore,
 regulatory oversight of foreign issuers may
 be less stringent or less consistently
 applied than in the U.S.
---------------------------------------------------------------------------------------------------------------------------------
 Inefficient market risk is the risk that       We will attempt to reduce these risks by investing in a number of different
 foreign markets may be less liquid, have       countries, noting trends in the economy, industries, and financial markets.
 greater price volatility, less regulation,
 and higher transaction costs than U.S.
 markets.

                                       13

---------------------------------------------------------------------------------------------------------------------------------
 Small company risk is the risk that prices     We may invest in small companies and would be subject to this risk. Although
 of smaller companies may be more volatile      we typically hold a number of different stocks in order to reduce the impact
 than larger companies because of limited       that one small company stock would have on the Fund, because this is a
 financial resources or dependence on narrow    non-diversified Fund, it is possible that a single small company stock could
 product lines.                                 be a significant holding and subject the Fund to greater risk and volatility.
---------------------------------------------------------------------------------------------------------------------------------
 Transaction costs risk relates to the costs    The Fund is subject to this risk. We strive to monitor transaction costs and
 of buying, selling, and holding foreign        to choose an efficient trading strategy for the Fund.
 securities, including brokerage, tax and
 custody costs, which may be higher than
 those involved in U.S. securities
 transactions.
---------------------------------------------------------------------------------------------------------------------------------
 Non-diversified funds: Non-diversified         The Fund is a non-diversified fund and is subject to this risk. Nevertheless,
 investment companies have the flexibility to   we typically hold securities from a variety of different issuers,
 invest as much as 50% of their assets in as    representing different sectors of the health care industry. We also perform
 few as two issuers with no single issuer       extensive analysis on all securities. We are particularly diligent in
 accounting for more than 25% of the fund.      reviewing securities that represent a larger percentage of portfolio assets.
 The remaining 50% of the fund must be
 diversified so that no more than 5% of a
 fund's assets are invested in the securities
 of a single issuer. Because a
 non-diversified fund may invest its assets
 in fewer issuers, the value of fund shares
 may increase or decrease more rapidly than
 if the fund were fully diversified.
---------------------------------------------------------------------------------------------------------------------------------
 Liquidity risk is the possibility that         We limit exposure to illiquid securities to no more than 15% of the
 securities cannot be readily sold within       Fund's net assets.
 seven days at approximately the price at
 which a fund has valued them.
---------------------------------------------------------------------------------------------------------------------------------
 Futures and options risk is the possibility    We may use futures contracts and options on futures contracts, as well as
 that a fund may experience a loss if it        options on securities for hedging purposes. We limit the amount of the Fund's
 employs an options or futures strategy         assets that may be committed to these strategies. Our obligations related to
 related to a security or a market index and    futures and options transactions will not exceed 20% of the Fund's total
 that security or index moves in the opposite   assets and we will not enter into additional futures contracts or options on
 direction from what the Manager anticipated.   them if more than 5% of the Fund's assets would be required as margin
 Futures and options also involve additional    deposits or premiums on the options. There is no assurance that such
 expenses, which could reduce any benefit or    strategies will be successful or that the Fund will necessarily utilize such
 increase any loss that the fund experiences    strategies.
 from using the strategy.
---------------------------------------------------------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       14

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund,  the Manager is entitled to be paid a fee of:

      0.85% of average daily net assets up to $500 million,
      0.80% of average daily net assets from $500 million to $1 billion,
      0.75% of average  daily net assets from $1 billion to $2.5  billion,  and
      0.70% of average daily net assets in excess of $2.5 billion.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio manager
Liu-Er  Chen  has  primary   responsibility  for  making  day-to-day  investment
decisions for the Fund.

Liu-Er Chen,  CFA, Senior Vice President,  Chief  Investment  Officer - Emerging
Markets
Mr.  Chen  joined  Delaware  Investments  in  September  2006 to lead the firm's international  Emerging  Markets team.  Previously,  he spent nearly 11 years at
Evergreen  Investment  Management  Company,  where he most  recently  served  as managing  director and senior  portfolio  manager.  He co-managed  the Evergreen
Emerging  Markets  Growth  Fund from 1999 to 2001,  and became  the Fund's  sole manager in 2001. He also served as the sole manager of the Evergreen Health Care
Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst  covering  Asian and  global  health  care  stocks,  before  being promoted to portfolio  manager in 1998. Prior to his career in asset management,
Mr. Chen worked for three years in sales, marketing and business development for major American and European  pharmaceutical and medical device companies.  He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

The Fund's SAI provides  additional  information  about the portfolio  manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors,  enter into  sub-advisory  agreements,  and  materially  amend and terminate  sub-advisory  agreements  on behalf of the Fund  without  shareholder approval  (Manager  of  Managers  Structure).  Under  the  Manager  of  Managers
Structure, the Manager has ultimate responsibility,  subject to oversight by the
Fund's Board,  for overseeing the Fund's  sub-advisors  and  recommending to the
Board their hiring, termination, or replacement. The SEC order does not apply to any  sub-advisor  that is  affiliated  with the Fund or the  Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager  may, in the future,  recommend  to the Fund's
Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors  to manage  all or a portion  of the  Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       15

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

                                              Board of Trustees

     Investment manager                                                           Custodian
Delaware Management Company                        The Fund                   Mellon Bank, N.A.
    2005 Market Street                                                        One Mellon Center
Philadelphia, Pa 19103-7094                                                  Pittsburgh, PA 15285

                               Distributor
                       Delaware Distributors, L.P.
                           2005 Market Street
                        Philadelphia, PA 19103-7094                 Service agent
                                                             Delaware Service Company, Inc.
    Portfolio managers                                            2005 Market Street
(see page 15 for details)                                     Philadelphia, PA 19103-7094

                     Financial intermediary wholesaler
                   Lincoln Financial Distributors, Inc.
                           2001 Market Street
                       Philadelphia, PA 19103-7055

                                             Financial advisors

                                                 Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

                                       16

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       17

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

     o    Class A shares have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.
     o    If you invest  $50,000 or more,  your  front-end  sales charge will be reduced.
     o    You may qualify for other reduced sales  charges,  and,  under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.
     o    Class A shares are also subject to an annual 12b-1 fee no greater than
          0.30% of average  daily net assets,  which is lower than the 12b-1 fee for Class C, and Class R shares. See "Dealer  compensation"  below for further information.  The Fund's Distributor has voluntarily agreed to waive the 12b-1 fee. This waiver is voluntary and may be terminated or modified at any time.
     o    Class A shares  generally  are not  subject  to a CDSC  except  in the limited circumstances described in the table below.
     o    Class A shares  generally  are not  available  for  purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

--------------------------------------- ------------------------------------------- ------------------------------------------------
        Amount of purchase                 Sales charge as % of offering price         Sales charge as % of net amount invested
--------------------------------------- ------------------------------------------- ------------------------------------------------
          Less than $50,000                                5.75%                                         6.54%
------------------------------------------------------------------------------------------------------------------------------------
     $50,000 but under $100,000                            4.75%                                         5.41%
------------------------------------------------------------------------------------------------------------------------------------
     $100,000 but under $250,000                           3.75%                                         4.31%
------------------------------------------------------------------------------------------------------------------------------------
     $250,000 but under $500,000                           2.50%                                         3.00%
------------------------------------------------------------------------------------------------------------------------------------
    $500,000 but under $1 million                          2.00%                                         2.44%
------------------------------------------------------------------------------------------------------------------------------------
         $1 million or more                   None (Limited CDSC may apply)*                 None (Limited CDSC may apply)*
------------------------------------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you  redeem  these  shares  within  the first  year  after your purchase  and 0.50% if you redeem  them  within the second  year,  unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the  Distributor  and will be assessed on an amount  equal to the lesser of:  (1)  the NAV at the  time  the  Class A  shares  being  redeemed  were purchased; or (2) the NAV of such Class A shares at the time of redemption.
     For purposes of this formula, the "NAV at the time of purchase" will be the
     NAV at  purchase  of the  Class A shares  even if those  shares  are  later exchanged  for shares of another  Delaware  Investments(R)Fund  and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption"  will be the NAV of the shares acquired in the exchange.  In determining  whether a Limited  CDSC is  payable,  it will be assumed  that shares not subject to the Limited CDSC are the first  redeemed  followed by other shares held for the longest period of time. See "Dealer compensation"
     below for a description of the dealer commission that is paid.

                                       18

CLASS C

     o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of
          1.00% if you redeem your shares within 12 months after you buy them.
     o    In  determining  whether the CDSC applies to a  redemption  of Class C shares,  it will be assumed  that  shares held for more than 12 months
          are  redeemed   first   followed  by  shares   acquired   through  the
          reinvestment of dividends or distributions, and finally by shares held for 12  months or less.  For  further  information  on how the CDSC is determined,  please see  "Calculation  of  Contingent  Deferred  Sales
          Charges-Class C" below.
     o    Under  certain  circumstances,  the CDSC  may be  waived;  please  see
          "Waivers  of  Contingent  Deferred  Sales  Charges"  below for further information.
     o    Class C shares  are  subject to an annual  12b-1 fee no  greater  than
          1.00% of average  daily net assets (of which 0.25% are  service  fees)
          paid to the Distributor, dealers, or others for providing services and
          maintaining   shareholder   accounts.   The  Fund's   Distributor  has
          voluntarily agreed to waive the 12b-1 fee. The waiver is voluntary and may be terminated or modified at any time.
     o    Because of the higher 12b-1 fees,  Class C shares have higher expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A and Class R shares.
     o    Class C shares do not automatically convert to another class.
     o    You may purchase  only up to  $1,000,000  of Class C shares at any one time. Orders that exceed  $1,000,000 will be rejected.  The limitation on maximum purchases varies for retirement plans.

CLASS R

     o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase is invested in the Fund.  Class R shares are not subject to a CDSC.
     o    Class R shares  are  subject to an annual  12b-1 fee no  greater  than
          0.60% (currently limited to 0.00%) of average daily net assets,  which is lower than the 12b-1 fee for Class C shares. The Fund's Distributor has voluntarily agreed to waive the 12b-1 fee. The waiver is voluntary and may be terminated or modified at any time.
     o    Because of the higher 12b-1 fee,  Class R shares have higher  expenses and any  dividends  paid on these  shares  are  generally  lower  than dividends on Class A shares.
     o    Class R shares do not automatically convert to another class.
     o    Class R shares  generally  are  available  only to: (i)  qualified and non-qualified plan shareholders covering multiple employees (including
          401(k),  401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified  deferred  compensation  plans) with assets (at the time shares are  considered  for purchase) of $10 million or less; and (ii)
          individual  retirement  account (IRA)  rollovers  from plans that were
          previously   maintained  on  the  Delaware   Investments,   retirement
          recordkeeping  system or BISYS's retirement  recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges-Class C
CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class C shares of the

                                       19

Fund,  even if those shares are later  exchanged for shares of another  Delaware
Investments(R)Fund.  In the event of an exchange of the shares, the "NAV of such shares  at the  time of  redemption"  will be the NAV of the  shares  that  were acquired in the exchange.

Dealer compensation
The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------------------------------ ---------------- ----------------- ---------------
                                                 Class A(1)          Class C(2)       Class R(3)
------------------------------------------------ ---------------- ----------------- ---------------
Commission (%)                                          -              1.00%              -
------------------------------------------------ ---------------- ----------------- ---------------
  Investment less than $50,000                        5.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $50,000 but less than $100,000                      4.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $100,000 but less than $250,000                     3.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $250,000 but less than $500,000                     2.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $500,000 but less than $1,000,000                   1.60%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $1,000,000 but less than $5,000,000                 1.00%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $5,000,000 but less than $25,000,000                0.50%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
  $25,000,000 or more                                 0.25%              -                -
------------------------------------------------ ---------------- ----------------- ---------------
12b-1 Fee to Dealer                                   0.30%            1.00%            0.60%
------------------------------------------------ ---------------- ----------------- ---------------

     (1)  On  sales  of  Class  A  shares,  the  Distributor  re-allows  to your securities  dealer a portion of the front-end  sales charge  depending upon the amount you invested.  Your  securities  dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum  12b-1 fee  applicable  to Class A shares is 0.30% of  average daily net assets,  however,  the Distributor is presently  waiving the
          12b-1 fee.  This waiver is voluntary and may be terminated or modified at any time.
     (2)  On sales of Class C shares,  the  Distributor  may pay your securities dealer an  up-front  commission  of  1.00%.  The  up-front  commission includes  an advance of the first  year's  12b-1  service fee of up to
          0.25%.  During the first 12 months,  the Distributor  retains the full
          1.00% 12b-1 fee to partially  offset the up-front  commission  and the prepaid  0.25%  service  fee  advanced  at the time of  purchase.  The maximum  12b-1 fee applied to Class C shares is 1.00% of average daily net assets,  however,  the Distributor is presently  waiving the 12b-1 fee. The waiver is voluntary  and may be terminated or modified at any time.
     (3)  On  sales  of  Class R  shares,  the  Distributor  does  not pay  your securities  dealer  an  up-front  commission.  The  maximum  12b-1 fee applicable  to Class R shares is 0.60% of  average  daily net  assets, however,  the  Distributor  is presently  waiving the 12b-1 fee.  This waiver is voluntary and may be terminated or modified at any time.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       20

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front  sales  charge or CDSC.  We reserve the right to determine whether any purchase is entitled,  by virtue of the foregoing,  to the reduced sales charge.

-------------------------- ----------------------------------- ---------------------------------------------
Program                               How it works                             Share class
-------------------------- ----------------------------------- ---------------------------------------------
                                                                        A                     C
-------------------------- ----------------------------------- --------------------- -----------------------
Letter of Intent           Through a Letter of Intent, you              X            Although the Letter
                           agree to invest a certain amount                          of Intent and Rights
                           in Delaware Investments(R)Funds                           of Accumulation do
                           (except money market funds with                           not apply to the
                           no sales charge) over a 13-month                          purchase of Class C
                           period to qualify for reduced                             shares, you can
                           front-end sales charges.                                  combine your purchase
                                                                                     of Class A shares
                                                                                     with your purchase of
                                                                                     Class C shares to
                                                                                     fulfill your Letter
                                                                                     of Intent or qualify
                                                                                     for Rights of
                                                                                     Accumulation.
-------------------------- ----------------------------------- ---------------------
Rights of Accumulation     You can combine your holdings or             X
                           purchases of all Delaware
                           Investments(R)Funds (except money
                           market funds with no sales
                           charge), as well as the holdings
                           and purchases of your spouse and
                           children under 21 to qualify for
                           reduced front-end sales charges.
-------------------------- ----------------------------------- --------------------- -----------------------
Reinvestment of Redeemed   Up to 12 months after you redeem    For Class A, you      Not available.
Shares                     shares, you can reinvest the        will not have to
                           proceeds without paying a sales     pay an additional
                           charge.                             front-end sales
                                                               charge.
-------------------------- ----------------------------------- --------------------- -----------------------
SIMPLE IRA, SEP IRA,       These investment plans may                   X            There is no reduction
SAR/SEP, Profit Sharing,   qualify for reduced sales charges                         in sales charges for
Pension, 401(k), SIMPLE    by combining the purchases of all                         Class C shares for
401(k), 403(b)(7), and     members of the group. Members of                          group purchases by
457 Retirement Plans       these groups may also qualify to                          retirement plans.
                           purchase shares without a
                           front-end sales charge and may
                           qualify for a waiver of any CDSCs
                           on Class A shares.
-------------------------- ----------------------------------- --------------------- -----------------------

                                       21

Buying Class A shares at Net Asset Value

Class  A  shares  of the  Fund  may be  purchased  at NAV  under  the  following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

     o    Shares    purchased   under   the   Delaware    Investments(R)Dividend
          Reinvestment  Plan and,  under  certain  circumstances,  the  exchange privilege and the 12-month reinvestment privilege.

     o    Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware  Investments(R)Fund,  the Manager, or any of
          the Manager's  current  affiliates and those that may in the future be created; (ii) legal counsel to the Delaware  Investments(R)Funds;  and
          (iii) registered  representatives  and employees of broker/dealers who have entered into dealer's  agreements  with the  Distributor.  Family members  (regardless of age) of such persons at their  direction,  and any  employee  benefit  plan  established  by  any  of  the  foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

     o    Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments(R) Fund may exchange into Class A shares of another Delaware Investments(R)Fund at NAV.

     o    Purchases by bank  employees who provide  services in connection  with agreements  between  the  bank and  unaffiliated  brokers  or  dealers concerning sales of shares of the Delaware Investments(R)Funds.

     o    Purchases  by  certain  officers,   trustees,  and  key  employees  of
          institutional clients of the Manager or any of its affiliates.

     o    Purchases  for the  benefit of the clients of  brokers,  dealers,  and registered investment managers if such brokers, dealers, or investment managers have entered into an agreement with the Distributor providing specifically  for the  purchase of Class A shares in  connection  with
          special  investment  products,   such  as  wrap  accounts  or  similar
          fee-based  programs.  Investors  may be  charged a fee when  effecting transactions  in Class A shares  through a broker or agent that offers these special investment products.

     o    Purchases  by  financial  institutions  investing  for the accounts of their trust  customers if they are not eligible to purchase  shares of the Fund's Institutional Class, if applicable.

     o    Purchases  by  retirement  plans  that are  maintained  on  retirement platforms  sponsored by  financial  intermediary  firms,  provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

     o    Purchases by certain legacy bank sponsored  retirement plans that meet requirements set forth in the SAI.

     o    Purchases by certain legacy  retirement  assets that meet requirements set forth in the SAI.

     o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

     o    Loan  repayments  made to a Fund  account  in  connection  with  loans originated from accounts  previously  maintained by another investment firm.

                                       22

Waivers of Contingent Deferred Sales Charges

The Fund's applicable CDSCs may be waived under the following circumstances:

--------------------------------------------------------- ------------------------- -------------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- -------------------------
                        Category                                     A*                        C
--------------------------------------------------------- ------------------------- -------------------------
Redemptions in accordance with a Systematic Withdrawal               X                         X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions that result from the Fund's right to                     X                         X
liquidate a shareholder's account if the aggregate NAV
of the shares held in the account is less than the
then-effective minimum account size.
--------------------------------------------------------- ------------------------- -------------------------
Distributions to participants or beneficiaries from a                X                   Not available.
retirement plan qualified under Section 401(a) of the
Internal Revenue Code (Code).
--------------------------------------------------------- ------------------------- -------------------------
Redemptions pursuant to the direction of a participant               X                   Not available.
or beneficiary of a retirement plan qualified under
Section 401(a) of the Code with respect to that
retirement plan.
--------------------------------------------------------- ------------------------- -------------------------
Periodic distributions from an IRA (i.e., IRA, Roth                  X                         X
IRA, Coverdell Education Savings Account, SIMPLE IRA,
SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan, or 401(k) Defined
Contribution Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a hardship or
unforeseen emergency provision in the qualified plan as
described in Treas. Reg.ss.1.401(k)-1(d)(3) and Section
457(d)(1)(A)(iii) of the Code.
--------------------------------------------------------- ------------------------- -------------------------
Returns of excess contributions due to any regulatory                X                         X
limit from an IRA (i.e., IRA, Roth IRA, Coverdell
Education Savings Account, SIMPLE IRA, SAR/SEP, or
SEP/IRA) or a qualified plan (403(b)(7) plan, 457
Deferred Compensation Plan, Profit Sharing Plan, Money
Purchase Plan, or 401(k) Defined Contribution Plan).
--------------------------------------------------------- ------------------------- -------------------------
Distributions by other employee benefit plans to pay                 X                   Not available.
benefits.
--------------------------------------------------------- ------------------------- -------------------------
Systematic withdrawals from a retirement account or                  X                         X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Treas. Reg.
ss.1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the
Code.  The systematic withdrawal may be pursuant to
Delaware Investments(R)Funds' Systematic Withdrawal Plan
or a systematic withdrawal permitted by the Code.
--------------------------------------------------------- ------------------------- -------------------------
Distributions from an account of a redemption resulting              X                         X
from the death or disability (as defined in Section
72(t)(2)(A) of the Code) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors Act or
Uniform

                                       23

Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions by certain legacy retirement assets that                 X                         X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- -------------------------
Redemptions by the classes of shareholders who are                   X                   Not available.
permitted to purchase shares at NAV, regardless of the
size of the purchase.  See "Buying Class A shares at
Net Asset Value" above.
--------------------------------------------------------- ------------------------- -------------------------

     *    The waiver for Class A shares relates to a waiver of the Limited CDSC.
          Please note that you or your financial  advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

     **   Qualified plans that are fully redeemed at the direction of the plan's fiduciary are subject to any applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge on the Delaware  Investments(R)Funds'  Web site at
www.delawareinvestments.com.  Additional  information  on sales  charges  can be found in the Fund's SAI, which is available upon request.

                                       24

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

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Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of $25 or more,  if you are  buying  shares  in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education Savings Account  (formerly,  an "Education IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs, or Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily available at their market value. For a fund that invests  primarily in foreign  securities,  the NAV may change on days when the  shareholders  will not be able to purchase or redeem Fund shares.  We price fixed  income  securities  on  the  basis  of  valuations  provided  to us by an independent  pricing

                                       25

service  that  uses  methods  approved  by the  Board.  We  price  fixed  income securities  that have a maturity of less than 60 days at amortized  cost,  which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In addition  to being an  appropriate  investment  for your IRA,  Roth IRA,  and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your household,  we send your household one copy of the Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses  associated with the Fund. We will continue to send one copy of each of these  documents to your household  until you notify us that you wish to receive individual materials. If you wish to receive individual materials,  please call our  Shareholder  Service Center at 800 523-1918 or your financial  advisor.  We will  begin  sending  you  individual  copies  of  these documents 30 days after receiving your request.

                                       26

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box
219656,  Kansas  City,  MO  64121-9656.  All owners of the account must sign the request.  For  redemptions of more than  $100,000,  you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

                                       27

About your account (continued)

How to redeem shares (continued)

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business Day. We will deduct any  applicable  CDSCs.  You may also have to pay taxes on the  proceeds  from your sale of  shares.  We will send you a check,  normally the next  Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check,  we will wait until your  check has  cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform Transfers to Minors Act accounts,  or accounts with automatic  investing plans,  and $500 for  Coverdell  Education  Savings  Accounts) for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account does not reach the minimum  balance,  the Fund may redeem your account after 60 days'
written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit,  you can  make  additional  investments  through  payroll deductions,  recurring government or private payments,  such as Social Security, or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Funds'  Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth Builder  Option,  you can arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R)Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment  Plan are not  subject to a  front-end  sales  charge or to a CDSC.
Under some  circumstances,  you may reinvest dividends only into like classes of shares.

                                       28

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another  Delaware  Investments(R)Fund  without paying a front-end sales charge or a CDSC at the time of the exchange.  However,  if you exchange  shares from a money  market  fund  that does not have a sales  charge  or from  Class R shares of any fund, you will pay any applicable sales charge on your new shares.
When exchanging Class C shares of one fund for the same class of shares in other funds,  your new  shares  will be  subject  to the same CDSC as the  shares  you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original  shares being credited toward the holding  period of your new shares.  You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange.  When you exchange shares,  you are purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying shares through an exchange.  We may refuse the purchase side of any exchange  request if in the  Manager's  judgment,  the Fund would be unable to invest  effectively in accordance  with its  investment  objective and policies or would otherwise potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand Service,  you or your financial advisor may transfer money between your Fund account and your  predesignated bank account by
telephone  request.   This  service  is  not  available  for  retirement  plans.
MoneyLine(SM)  On Demand  Service  has a minimum  transfer  of $25 and a maximum transfer of $100,000,  except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service,  you can  have $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLineSM Direct Deposit Service.

The  applicable  Limited CDSC for Class A Shares and the CDSC for Class C Shares
redeemed via a Systematic  Withdrawal  Plan will be waived if the annual  amount withdrawn in each year is less than 12% of the account  balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12%
of the  account  balance  on the date  that the  Systematic  Withdrawal  Plan is established,  all  redemptions  under the Plan will be subject to the applicable
CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R)Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

                                       29

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange; asset-allocation or dollar cost averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or

                                       30

redeemed Fund shares and similar restrictions. The Fund's ability to impose such restrictions  with  respect to  accounts  traded  through  particular  financial
intermediaries   may  vary   depending  on  systems   capabilities,   applicable
contractual  and  legal   restrictions,   and  cooperation  of  those  financial
intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions.  The Fund has qualified,  or intends to continue to qualify,  as a  regulated  investment  company  under the Code.  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The
Fund will also distribute net realized capital gains, if any, at least annually, usually in December.  The Fund may distribute such income  dividends and capital gains more  frequently,  if necessary,  in order to reduce or eliminate  federal excise or income taxes on the Fund.  The amount of any  distribution  will vary, and there is no  guarantee  the Fund will pay  either  an income  dividend  or a capital  gains  distribution.  We  automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R)Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your  shares.  The Fund  also  must  withhold  if the
Internal  Revenue Service  instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax,  and are subject to special U.S. tax  certification  requirements  to avoid backup withholding and claim any treaty benefits.

                                       31

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

                                       32

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       33

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

                                       34

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed  (sold back to a fund)
within a set number of years; an alternative  method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

                                       35

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed  as an  annual  percentage  of a fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and are sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 1500 Index
The S&P 1500  Healthcare  Index is an  unmanaged  capitalization-weighted  index tracking the  performance  of health care stocks  within the S&P 500 Index,  S&P
MidCap 400 Index and S&P 600 Index.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

                                       36

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       37

Delaware Healthcare Fund

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight courier service or call toll-free 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094. The
Fund's SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund's Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                                       38

Contact Information

Web site
www.delawareinvestments.com

Email
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield, and performance figures.
o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

DELAWARE HEALTHCARE FUND SYMBOLS
                                   CUSIP                NASDAQ
Class A                          24610E 101             DLHAX
Class C                          24610E 200               NA
Class R                          24610E 309               NA

Investment Company Act file number: 811-04413

                                       39

GROWTH EQUITY                                            Delaware Investments(R)
                                             A Member of Lincoln Financial Group

Prospectus      September 28, 2007

                DELAWARE HEALTHCARE FUND
                INSTITUTIONAL CLASS

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile                                                   page         2
Delaware Healthcare Fund                                                    2

How we manage the Fund                                         page         6
Our investment strategies                                                   6
The securities we typically invest in                                       7
The risks of investing in the Fund                                          10
Disclosure of portfolio holdings information                                12

Who manages the Fund                                           page         13
Investment manager                                                          13
Portfolio managers                                                          13
Manager of managers structure                                               13
Who's who?                                                                  14

About your account                                             page         16
Investing in the Fund                                                       16
Payments to intermediaries                                                  16
How to buy shares                                                           17
Fair valuation                                                              18
Document delivery                                                           18
How to redeem shares                                                        19
Account minimum                                                             19
Exchanges                                                                   19
Frequent trading of Fund shares                                             20
Dividends, distributions, and taxes                                         21
Certain management considerations                                           23

Financial highlights                                           page         24

Glossary                                                       page         25

Additional information                                         page         28

                                       1

Profile: Delaware Healthcare Fund

Delaware  Healthcare  Fund is  available  only to certain  residents  of certain states.

What is the Fund's investment objective?
Delaware  Healthcare Fund seeks maximum long-term capital growth through capital appreciation.  Although the Fund will strive to meet its  investment  objective, there is no assurance that it will.

What are the Fund's main investment strategies?
Under normal  circumstances,  the Fund will invest at least 80% of its assets in the equity securities of health care companies,  meaning companies that develop, produce or distribute products or services related to the health care or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from  products  and services in the health care  industry  (80%  policy).  These products and services include, but are not limited to, pharmaceutical companies, biotechnology  companies,  medical  device and supply  companies,  managed  care companies,  and health care information and service providers.  The Fund invests in U.S. and non-U.S.  companies across all market capitalizations.  The Fund may from  time to time  invest a  significant  portion  of its  assets  in  non-U.S.
companies.  The Fund may also invest in companies  located in emerging  markets.
The  Fund's  investment  objective  and  80% policy are non-fundamental  and can be changed without  shareholder  approval.  However,  Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the health care or medical industries, the Fund may be subject to much  greater  risks of adverse  developments  within such industries  than a fund that invests in a wider variety of industries.  The activities  of  health  care  companies  are  strongly  affected  by  government regulation.  Stocks held by the Fund may be affected by  government  policies on health  care  reimbursements,  regulatory  approval  for new drugs  and  medical instruments,  and similar  matters.  Health care  companies  are also subject to legislative risk, which is the risk of changes in the health care system through legislation.  Additionally, health care companies may be funded or subsidized by federal and state  governments.  If  government  subsidies are  discontinued  or reduced,  the  profitability  of these  companies  could be adversely  affected.
Health care  companies may face lawsuits  related to product  liability  issues.
Also,  many products and services  provided by health care companies are subject to rapid obsolescence.  Price changes among stocks in the health care sector are often affected by developments  pertaining only to one or a few companies and as a result,  the value of an investment  in the Fund may  fluctuate  significantly over relatively short periods of time.

Investments  in securities  of non-U.S.  issuers are  generally  denominated  in foreign  currencies  and involve  certain  risks not typically  associated  with investing in U.S.  companies.  Investments in foreign  securities,  particularly emerging markets securities, may be adversely affected by political instability, foreign economic conditions,  or inadequate regulatory and accounting standards.
In addition,  there is the  possibility  of  expropriation,  nationalization  or confiscatory  taxation,  taxation of income earned in foreign nations,  or other taxes imposed with respect to  investments in foreign  nations.  The Fund may be adversely  affected by changes in currency rates,  which may reduce or eliminate any gains produced by investments,  exchange control regulations,  and may incur costs in connection with conversions between  currencies.  If, and to the extent
that,  we  invest  in  options,   futures,  forward  foreign  currency  exchange
contracts,  or other derivatives,  the Fund will be subject to the special risks associated  with those  activities.  To the  extent  that the Fund holds a large portion of its assets in cash or short-term debt  obligations,  it may be unable to achieve its investment objective.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 10.

Who should invest in the Fund
     o    Investors seeking a high level of long-term total return
     o    Investors  willing to invest in  securities  of companies  principally engaged in the health care and medical industries
     o    Investors  seeking  to  diversify  their  equity  holdings  by  adding exposure to the health care and medical industries

                                       2

Who should not invest in the Fund
     o    Investors  unwilling to accept risks of investing in a non-diversified fund that focuses on the health care and medical industries
     o    Investors  who are  unwilling  to  accept  that  the  value  of  their investment may fluctuate, sometimes significantly, over the short term

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

The Fund is considered  "non-diversified"  as defined in the Investment  Company
Act of 1940, as amended  (1940 Act).  That means the Fund may invest more of its net assets in a single security than a "diversified" fund. Thus, adverse effects on an investment  held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Healthcare Fund performed?
There is no  performance  information  for the Fund because the Fund had not yet commenced operations as of the date of this Prospectus.

                                       4

What are the Fund's fees and expenses?

------------------------------------------------- ----------------------------------------------------------- ---------------------
You do not pay sales charges directly from your
investments when you buy or sell shares of the
Institutional Class.                              CLASS                                                              INSTITUTIONAL
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Maximum sales charge (load) imposed on purchases as a                       none
                                                  percentage of offering price
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Maximum contingent deferred sales charge (load) as a                        none
                                                  percentage of original purchase price or redemption
                                                  price, whichever is lower
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Maximum sales charge (load) imposed on reinvested                           none
                                                  dividends
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Redemption fees                                                             none
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Exchange fees(1)                                                            none
------------------------------------------------- ----------------------------------------------------------- ---------------------

------------------------------------------------- ----------------------------------------------------------- ---------------------
Annual fund operating expenses are deducted       CLASS                                                              INSTITUTIONAL
from the Fund's assets.
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Management fees(2)                                                         0.85%
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Distribution and service (12b-1) fees                                       none
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Other expenses(3)                                                          2.07%
------------------------------------------------- ----------------------------------------------------------- ---------------------
                                                  Total annual fund operating expenses                                       2.92%
------------------------------------------------- ----------------------------------------------------------- ---------------------

 ------------------------------------------------ ----------------------------------------------------------- ---------------------
 This example is intended to help you compare     CLASS                                                              INSTITUTIONAL
 the cost of investing in the Fund to the cost
 of investing in other mutual funds with
 similar investment objectives. We show the
 cumulative amount of Fund expenses on a
 hypothetical investment of $10,000 with an
 annual 5% return over the time shown.  The
 Fund's actual rate of return may be greater or
 less than the hypothetical 5% return we use
 here.  This example assumes that the Fund's
 total operating expenses remain unchanged in
 each of the periods shown. This is an example
 only, and does not represent future expenses,
 which may be greater or less than those shown
 here.
 ------------------------------------------------ ----------------------------------------------------------- -----------------------
                                                  1 year                                                                        $295
 ------------------------------------------------ ----------------------------------------------------------- -----------------------
                                                  3 years                                                                       $904
 ------------------------------------------------ ----------------------------------------------------------- -----------------------

 ------------------------------------------------ -----------------------------------------------------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The investment  manager (Manager) has voluntarily  agreed to waive all or a portion  of its  investment  advisory  fees and pay/or  reimburse  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses"))  in order to prevent total annual fund  operating expenses from exceeding 1.35% of the Fund's average daily net assets. These expense waivers and  reimbursements may be discontinued at any time because they are  voluntary,  and they apply only to expenses  paid directly by the
     Fund.  The fees and  expenses  shown in the table  above do not reflect the voluntary caps. The following table shows the Fund's operating expenses and reflects the Manager's voluntary fee waiver and payment.

------------------------------------------------------------- ----------------
Management fees                                                         0.00%
------------------------------------------------------------- ----------------
Other expenses                                                          1.35%
------------------------------------------------------------- ----------------
Total annual fund operating expenses                                    1.35%
------------------------------------------------------------- ----------------

(3)  "Other expenses" are based on estimates for the current fiscal year.

                                       5

How we manage the Fund

Our investment strategies
We research  individual  companies and analyze  economic and market  conditions, seeking to identify  the  securities  or market  sectors that we believe are the best  investments  for the  Fund.  The  following  are  descriptions  of how the portfolio management team pursues the Fund's investment objective.

     We  take  a  disciplined   approach  to  investing,   combining  investment
     strategies  and  risk  management  techniques  that  we  believe  can  help shareholders meet their goals.

We  strive  to  achieve  maximum   long-term   capital  growth  through  capital
appreciation.  Under normal circumstances,  the Fund will invest at least 80% of its net assets in the equity  securities  issued by health care  companies.  The
Fund may invest in U.S. and non-U.S. companies of all market capitalizations.

The Manager will select  growth-oriented  and value-oriented  investments on the
basis  of  the  investments'   discount  to  intrinsic  value.   When  selecting
growth-oriented  securities,  the Manager  typically seeks high growth caused by secular  economic  factors.  These  factors may include  demographics,  economic deregulation  and  technological  developments.  When  selecting  value-oriented securities,  the Manager  typically  seeks lower  valuations  caused by cyclical economic factors or temporary changes in business operations.  Strong management and  sustainable  business  franchise are key  considerations  in selecting both growth-oriented and value-oriented securities.

To compare the value of  different  stocks,  the Manager  considers  whether the future  income  stream on a stock is expected to increase  faster  than,  slower than, or in line with the level of inflation.  The Manager then  estimates  what they think the value of the  anticipated  future income stream would be worth if such income stream were being paid today.  The Manager  believes this gives them an estimate of the stock's  intrinsic value. In addition,  the Manager's process utilizes a customized quantitative screen and the Manager has created six custom
health   care   sub-sectors   that   groups   companies   according   to  common
characteristics and is the basis for investment ideas.

The types of securities the Fund may invest in include,  but are not limited to:
common stocks; preferred stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks;  and American  Depository
Receipts, Global Depository Receipts, and European Depository Receipts.

We do not normally acquire securities for short-term  purposes;  however, we may take advantage of short-term  opportunities  that are consistent with the Fund's investment objectives.

The Fund's investment objective is non-fundamental. This means that the Board of
Trustees (Board) may change the Fund's objective without  obtaining  shareholder approval.  If the objective were changed,  we would notify shareholders at least
60 days before the change in the objective became effective.

                                       6

The securities we typically invest in
Stocks  offer  investors  the  potential  for capital  appreciation  and may pay dividends as well.

----------------------------------------------------------------- ------------------------------------------------------------
                           Securities                                                   How we use them
----------------------------------------------------------------- ------------------------------------------------------------

 Common or ordinary stocks: Securities that represent shares      Under normal circumstances, we will generally invest the
 of ownership in a corporation. Stockholders participate in       Fund's assets in common or ordinary stocks, some of which
 the corporation's profits proportionate to the number of         may be dividend-paying stocks.
 shares they own.
----------------------------------------------------------------- ------------------------------------------------------------

 American Depositary Receipts (ADRs), European Depositary         We may invest in sponsored and unsponsored ADRs, EDRs and
 Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs     GDRs, generally focusing on those whose underlying
 are receipts issued by a U.S. depositary (usually a U.S.         securities are issued by foreign entities. Sponsored
 bank) and EDRs and GDRs are receipts issued by a depositary      depositary receipts are issued jointly by the issuer of
 outside of the U.S. (usually a non-U.S. bank or trust company    the underlying security and the depositary, and
 or a foreign branch of a U.S. bank). Depositary receipts         unsponsored depositary receipts are issued by the
 represent an ownership interest in an underlying security        depositary without the participation of the issuer of the
 that is held by the depositary. Generally, the underlying        underlying security.
 security represented by an ADR is issued by a foreign issuer
 and the underlying security represented by an EDR or GDR may     To determine whether to purchase a security in a foreign
 be issued by a foreign or U.S. issuer.  Generally, the holder    market or through a depositary receipt, we evaluate the
 of the depositary receipt is entitled to all payments of         price levels, the transaction costs, taxes, and
 interest, dividends, or capital gains that are made on the       administrative costs or other relevant factors involved
 underlying security.                                             with each security to try to identify the most efficient
                                                                  choice.
----------------------------------------------------------------- ------------------------------------------------------------
 Options and futures: Options represent a right to buy or sell    If we have stocks that have unrealized gains, we may
 a security, or a group of securities at an agreed upon price     want to protect those gains when we anticipate adverse
 at a future date. The purchaser of an option may or may not      conditions. We might use options or futures to
 choose to go through with the transaction.  The seller of an     neutralize the effect of any price declines, without
 option, however, must go through with the transaction if its     selling the security. We might also use options or
 purchaser exercises the option.                                  futures to gain exposure to a particular market segment
                                                                  without purchasing individual securities in that
 Writing a call option on a security obligates the owner of       segment. We might use this approach if we had excess
 the security to sell it at an agreed upon price on an agreed     cash that we wanted to invest quickly.
 upon date (usually no more than nine months in the future).
 The owner of the security receives a premium payment from the    We might use covered call options if we believe that
 purchaser of the call, but if the security appreciates to a      doing so would help the Fund to meet its investment
 price greater than the agreed upon selling price, a fund         objectives.
 would lose out on those gains. A call option written by a
 fund is "covered" if a fund owns the security underlying the     Use of these strategies can increase the operating costs
 option or has an absolute and immediate right to acquire that    of the Fund and can lead to loss of principal. Despite the
 security without additional cash consideration.                  ability to utilize options and futures as described above, we do not currently intend to use such transactions often
 Futures contracts are agreements for the purchase or sale of     and may determine not to use options and futures at all.
 a security or a group of securities at a specified price, on
 a specified date. Unlike purchasing an option, a futures         The Fund has claimed an exclusion from the definition of
 contract must be executed unless it is sold before the           the term "commodity pool operator" under the Commodity
 settlement date.                                                 Exchange Act (CEA) and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator
 Options and futures are generally considered to be               under the CEA.
 derivative securities.
----------------------------------------------------------------- ------------------------------------------------------------
 Repurchase agreements: An agreement between a buyer of           Typically, we use repurchase agreements as a short-term
 securities, such as a fund, and a seller of securities in        investment for the Fund's cash position. In order to
 which the seller agrees to buy the securities back within a      enter into repurchase agreements, the Fund must have
 specified time at the same price the buyer paid for them,        collateral of at least 102% of the repurchase price.
 plus an amount equal to an agreed upon interest rate.            Except when we believe a temporary defensive approach
 Repurchase agreements are often viewed as equivalent to cash.    is appropriate, we will not hold more than 10% of the
                                                                  Fund's total assets in cash or other short-term
                                                                  investments. All short-term investments will be rated
                                                                  AAA by Standard & Poor's (S&P) or Aaa by Moody's
                                                                  Investors Service

                                       7

                                                                  (Moody's) or if unrated, be of
                                                                  comparable quality, based on our evaluation. We will
                                                                  only enter into repurchase agreements in which the
                                                                  collateral is comprised of U.S. government securities.
----------------------------------------------------------------- ------------------------------------------------------------

 Investment company securities: In some countries, investments    We may hold investment company securities if the
 by U.S. mutual funds are generally made by purchasing shares     portfolio managers believe the country offers good
 of investment companies that in turn invest in the securities    investment opportunities. Such investment companies
 of such countries.                                               may be open-end or closed-end investment companies.
                                                                  These investments involve an indirect payment by the
                                                                  Fund's shareholders of a portion of the expenses of
                                                                  the other investment companies, including their
                                                                  advisory fees.
------------------------------------------------------------------ ------------------------------------------------------------
 Foreign currency transactions: A forward foreign currency        Although we value the Fund's assets daily in U.S.
 exchange contract involves an obligation to purchase or sell     dollars, we do not intend to convert the Fund's holdings
 a specific currency on a fixed future date at a price that is    of foreign currencies into U.S. dollars on a daily basis.
 set at the time of the contract. The future date may be any      We are permitted to, however, from time to time, purchase
 number of days from the date of the contract as agreed by the    or sell foreign currencies and/or engage in forward
 parties involved.                                                foreign currency exchange transactions. We may conduct
                                                                  the Fund's foreign currency transactions on a cash basis
                                                                  at the rate prevailing in the foreign currency exchange
                                                                  market or through a forward foreign currency exchange
                                                                  contract or forward contract.

                                                                  We may use forward contracts for defensive hedging
                                                                  purposes to attempt to protect the value of the Fund's
                                                                  current security or currency holdings. We may also use
                                                                  forward contracts if we have agreed to sell a security
                                                                  and want to "lock-in" the price of that security, in
                                                                  terms of U.S. dollars. Investors should be aware of the
                                                                  costs of currency conversion. We will not use forward
                                                                  contracts for speculative purposes. Despite the ability
                                                                  to utilize foreign currency transactions as described
                                                                  above, we do not currently intend to use such
                                                                  transactions often and may determine not to use foreign
                                                                  currency transactions at all.
----------------------------------------------------------------- ------------------------------------------------------------

 Restricted securities: Privately placed securities whose         We may invest in privately placed securities,
 resale is restricted under U.S. securities laws.                 including those that are eligible for resale only
                                                                  among certain institutional buyers without
                                                                  registration, which are commonly known as "Rule 144A
                                                                  Securities." Restricted securities that are determined
                                                                  to be illiquid may not exceed the Fund's 15% limit on
                                                                  illiquid securities.   We may invest without
                                                                  limitation in Rule 144A Securities that are deemed to
                                                                  be liquid.
----------------------------------------------------------------- ------------------------------------------------------------
 Illiquid securities: Securities that do not have a ready         We may invest up to 15% of the Fund's net assets in
 market and cannot be readily sold within seven days at           illiquid securities.
 approximately the price at which a fund has valued them.
----------------------------------------------------------------- ------------------------------------------------------------

We may also invest in rights and warrants to purchase common stocks, convertible
securities,   including  enhanced  convertible  securities,   preferred  stocks,
mortgage-backed  securities,  U.S. government  securities and zero coupon bonds.
Please  see  the  Statement  of  Additional  Information  (SAI)  for  additional descriptions of these securities, as well as those listed in the table above.

Lending securities
We may  lend up to 25% of the  Fund's  assets  to  qualified  broker/dealers  or institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.
These transactions may generate additional income for the Fund.

                                       8

Purchasing securities on a when-issued or delayed-delivery basis
We may buy or sell securities on a when-issued or  delayed-delivery  basis; that is, paying for securities before delivery or taking delivery at a later date. We will  designate  cash or  securities  in amounts  sufficient to cover the Fund's obligations, and will value the designated assets daily.

Borrowing from banks
We may borrow  money from banks as a  temporary  measure  for  extraordinary  or emergency  purposes or to facilitate  redemptions,  though we normally do not do
so. We will be  required to pay  interest  to the  lending  banks on the amounts borrowed. As a result,  borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions
For temporary defensive  purposes,  we may hold a substantial part of the Fund's assets in high-quality,  fixed income securities,  cash or cash equivalents,  or other  high-quality,  short-term  instruments.  These  investments  may  not  be consistent  with the Fund's  investment  objective.  To the extent that the Fund holds  these  instruments,  the Fund may be unable  to  achieve  its  investment objective.

Portfolio turnover
We anticipate that the Fund's annual portfolio  turnover will not exceed 100%. A turnover rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities in its  portfolio  once in the course of a year or frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       9

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks and  consider  the Fund in light of your  overall investment  plan.  Because of the nature of the Fund,  you should  consider your investment to be a long-term investment that typically provides the best results when held for a number of years.  The table below  describes the principal risks you  assume  when  investing  in the  Fund.  Please  see the  SAI for a  further discussion of these risks and other risks not discussed here.

------------------------------------------------------------------- --------------------------------------------------------------
                               Risks                                                    How we strive to manage them
------------------------------------------------------------------- --------------------------------------------------------------
Health care sector risk is the risk that the value of a fund's      To the extent we invest in health care companies, we are subject
shares will be affected by factors particular to the health care    to the risks associated with the health care industry.  We also
and related sectors (such as government regulation) and may         monitor the benchmark and its sector weightings to understand fluctuate more widely than that of a fund which invests in a broad  the investment trends in the health care industry.  Investors
range of industries.                                                should carefully consider these risks before investing in the
                                                                    Fund.
------------------------------------------------------------------- ----------------------------------------------------------------
Market risk is the risk that all or a majority of the securities in We maintain a long-term investment approach and focus on
a certain market--like the stock or bond market--will decline in    securities that we believe can appreciate over an extended
value because of economic conditions, future expectations, or       period of time regardless of interim market fluctuations. We
investor confidence.                                                do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.
                                                                    We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------------------------- ----------------------------------------------------------------
 Industry and security risk: Industry risk is the risk that the     We intend to hold a number of different individual securities, value of securities in a particular industry will decline because  seeking to manage security risk. However, we do concentrate on
 of changing expectations for the performance of that industry.     the health care industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that
Security risk is the risk that the value of an individual stock or  industry, and may fluctuate more widely than a fund that invests
bond will decline because of changing expectations for the          in a broader range of industries. The Fund may be more
performance of the individual company issuing the stock or bond.    susceptible to any single economic, political or regulatory occurrence affecting the health care industry.
------------------------------------------------------------------- ----------------------------------------------------------------
Foreign risk is the risk that foreign securities may be adversely   We plan on investing the Fund's assets in foreign securities,
affected by political instability, changes in currency exchange     and we strive to manage the risks involved with investing in
rates, foreign economic conditions, inadequate regulatory and       foreign securities as detailed below and in the SAI.
accounting standards, or other risks as described in more detail below.
------------------------------------------------------------------- ----------------------------------------------------------------
Emerging markets risk is the possibility that the risks associated  We may invest in emerging market securities. Striving to manage
with international investing will be greater in emerging markets    this risk, we carefully screen securities within emerging
than in more developed foreign markets because, among other things, markets and attempt to consider material risks associated with
emerging markets may have less stable political and economic        an individual company or issuer.
environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality.
Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid, and subject to greater price volatility.
------------------------------------------------------------------- ----------------------------------------------------------------
Political risk is the risk that countries or an entire region may   We evaluate the political situations in the countries where we
experience political instability. This may cause greater            invest and take into account any potential risks before we
fluctuation in the value and liquidity of investments due to        select securities for the Fund. However, there is no way to
changes in currency exchange rates, governmental seizures, or       eliminate political risk when investing internationally. In
nationalization of assets.                                          emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

                                       10

------------------------------------------------------------------- -- -------------------------------------------------------------

Currency risk is the risk that the value of a fund's investments    We may try to hedge the Fund's currency risk by purchasing may be negatively affected by changes in foreign currency exchange  foreign currency exchange contracts. If we agree to purchase or
rates. Adverse changes in exchange rates may reduce or eliminate    sell foreign securities at a pre-set price on a future date, we
any gains produced by investments that are denominated in foreign   may attempt to protect the value of a security the Fund owns
currencies and may increase any losses.                             from future changes in currency rates. If we have agreed to purchase or sell a security, the Fund may also use foreign currency exchange contracts to "lock-in" the security's price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or
                                                                    protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.
------------------------------------------------------------------- ----------------------------------------------------------------

Information risk is the risk that foreign companies may be subject  We conduct fundamental research on the companies we invest in
to different accounting, auditing, and financial reporting          rather than relying solely on information available through
standards than U.S. companies. There may be less information        financial reporting. As part of our worldwide research process, available about foreign issuers than domestic issuers. Furthermore, we emphasize meetings or direct contact with company officials.
regulatory oversight of foreign issuers may be less stringent or    We believe this will help to better uncover any potential
less consistently applied than in the U.S.                          weaknesses in individual companies.
------------------------------------------------------------------- ----------------------------------------------------------------
Inefficient market risk is the risk that foreign markets may be     We will attempt to reduce these risks by investing in a number
less liquid, have greater price volatility, less regulation, and    of different countries, noting trends in the economy,
higher transaction costs than U.S. markets.                         industries, and financial markets.

------------------------------------------------------------------- ----------------------------------------------------------------
Small company risk is the risk that prices of smaller companies may We may invest in small companies and would be subject to this be more volatile than larger companies because of limited financial risk. Although we typically hold a number of different stocks in
resources or dependence on narrow product lines.                    order to reduce the impact that one small company stock would have on the Fund, because this is a non-diversified Fund, it is possible that a single small company stock could be a
                                                                    significant holding and subject the Fund to greater risk and volatility.
------------------------------------------------------------------- ----------------------------------------------------------------
Transaction costs risk relates to the costs of buying, selling, and The Fund is subject to this risk. We strive to monitor
holding foreign securities, including brokerage, tax and custody    transaction costs and to choose an efficient trading strategy
costs, which may be higher than those involved in U.S. securities   for the Fund.
transactions.
------------------------------------------------------------------- ----------------------------------------------------------------

Non-diversified funds: Non-diversified investment companies have    The Fund is a non-diversified fund and is subject to this risk.
the flexibility to invest as much as 50% of their assets in as few  Nevertheless, we typically hold securities from a variety of
as two issuers with no single issuer accounting for more than 25%   different issuers, representing different sectors of the health
of the fund. The remaining 50% of the fund must be diversified so   care industry. We also perform extensive analysis on all
that no more than 5% of a fund's assets are invested in the         securities. We are particularly diligent in reviewing securities
securities of a single issuer. Because a non-diversified fund may   that represent a larger percentage of portfolio assets.
invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.
------------------------------------------------------------------- ----------------------------------------------------------------
Liquidity risk is the possibility that securities cannot be readily We limit exposure to illiquid securities to no more than 15% of
sold within seven days at approximately the price at which a fund   the Fund's net assets.
has valued them.

------------------------------------------------------------------- ----------------------------------------------------------------
Futures and options risk is the possibility that a fund may         We may use futures contracts and options on futures contracts,
experience a loss if it employs an options or futures strategy      as well as options on securities for hedging purposes. We limit related to a security or a market index and that security or index  the amount of the Fund's assets that may be committed to these moves in the opposite direction from what the Manager anticipated.  strategies. Our obligations related to futures and options
Futures and options also involve additional expenses, which could   transactions will not exceed 20% of the Fund's total assets and
reduce any benefit or increase any loss that the fund experiences   we will not enter into additional futures contracts or options
from using the strategy.                                            on them if more than 5% of the Fund's assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the
                                                                    Fund will necessarily utilize such strategies.
------------------------------------------------------------------------------------------------------------------------------------

                                       11

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       12

Who manages the Fund

Investment manager
The Fund is  managed  by  Delaware  Management  Company  (Manager),  a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the
Fund's business affairs,  and provides daily  administrative  services.  For its services to the Fund, the Manager is entitled to be paid a fee of:

        0.85% of average daily net assets up to $500 million,
        0.80% of average daily net assets from $500 million to $1 billion,
        0.75% of average daily net assets from $1 billion to $2.5 billion, and
        0.70% of average daily net assets in excess of $2.5 billion.

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  it has not  issued  an  annual or  semiannual  shareholder  report.
Consequently,  a discussion of the basis for the Board's  approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio manager
Liu-Er  Chen  has  primary   responsibility  for  making  day-to-day  investment
decisions for the Fund.

Liu-Er Chen,  CFA, Senior Vice President,  Chief  Investment  Officer - Emerging
Markets
Mr.  Chen  joined  Delaware  Investments  in  September  2006 to lead the firm's international  Emerging  Markets team.  Previously,  he spent nearly 11 years at
Evergreen  Investment  Management  Company,  where he most  recently  served  as managing  director and senior  portfolio  manager.  He co-managed  the Evergreen
Emerging  Markets  Growth  Fund from 1999 to 2001,  and became  the Fund's  sole manager in 2001. He also served as the sole manager of the Evergreen Health Care
Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst  covering  Asian and  global  health  care  stocks,  before  being promoted to portfolio  manager in 1998. Prior to his career in asset management,
Mr. Chen worked for three years in sales, marketing and business development for major American and European  pharmaceutical and medical device companies.  He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

The Fund's SAI provides  additional  information  about the portfolio  manager's compensation,  other  accounts  managed  by  the  portfolio  manager,  and  the portfolio manager's ownership of Fund shares.

Manager of managers structure
The Fund and the Manager have  received an exemptive  order from the  Securities and Exchange  Commission (SEC) to operate under a manager of managers  structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors,  enter into  sub-advisory  agreements,  and  materially  amend and terminate  sub-advisory  agreements  on behalf of the Fund  without  shareholder approval  (Manager  of  Managers  Structure).  Under  the  Manager  of  Managers
Structure, the Manager has ultimate responsibility,  subject to oversight by the
Fund's Board,  for overseeing the Fund's  sub-advisors  and  recommending to the
Board their hiring, termination, or replacement. The SEC order does not apply to any  sub-advisor  that is  affiliated  with the Fund or the  Manager.  While the
Manager does not currently expect to use the Manager of Managers  Structure with respect to the Fund,  the Manager  may, in the future,  recommend  to the Fund's
Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more  sub-advisors  to manage  all or a portion  of the  Fund's portfolio.

The  Manager of Managers  Structure  enables  the Fund to operate  with  greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder  approvals  for  matters  relating  to  sub-advisors  or sub-advisory  agreements.  The Manager of Managers  Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder  approval.  Shareholders  will be notified  of any  changes  made to sub-advisors or sub-advisory agreements within 90 days of the change.

                                       13

Who's who?
This   diagram   shows  the  various   organizations   involved   in   managing,
administering, and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:   DIAGRAM  SHOWING  THE  VARIOUS  ORGANIZATIONS  INVOLVED  IN
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS(R)FUNDS]

                                              Board of Trustees

     Investment manager                                                           Custodian
Delaware Management Company                        The Fund                   Mellon Bank, N.A.
    2005 Market Street                                                        One Mellon Center
Philadelphia, Pa 19103-7094                                                  Pittsburgh, PA 15285

                               Distributor
                       Delaware Distributors, L.P.
                           2005 Market Street
                        Philadelphia, PA 19103-7094                 Service agent
                                                             Delaware Service Company, Inc.
    Portfolio managers                                            2005 Market Street
(see page 13 for details)                                    Philadelphia, PA 19103-7094

                     Financial intermediary wholesaler
                   Lincoln Financial Distributors, Inc.
                           2001 Market Street
                       Philadelphia, PA 19103-7055

                                             Financial advisors

                                                 Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that require its Board to be comprised of a
majority  of  such  independent   Trustees.   These  independent   Trustees,  in
particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors that are regulated as broker/dealers and are subject to the
Financial  Industry  Regulatory  Authority  (FINRA) rules governing  mutual fund sales practices.

Financial intermediary  wholesaler Pursuant to a contractual  arrangement with a fund's distributor, a financial intermediary wholesaler is primarily responsible for  promoting  the  sale  of  fund  shares  through  broker/dealers,  financial advisors, and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called
"transfer  agents") to maintain records of shareholder  accounts,  calculate and
disburse   dividends  and  capital  gains,  and  prepare  and  mail  shareholder statements and tax information,  among other functions. Many service agents also provide customer service to shareholders.

                                       14

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       15

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

     o    retirement  plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail  securities  business and rollover IRAs from such plans;
     o    tax-exempt  employee  benefit  plans  of  the  Fund's  Manager  or its affiliates  and of  securities  dealer firms with a selling  agreement with Delaware Distributors, L.P. (Distributor);
     o    institutional  advisory  accounts  (including mutual funds) managed by the  Manager or its  affiliates  and  clients of  Delaware  Investment
          Advisers,  an  affiliate  of the  Manager,  as  well  as the  clients'
          affiliates,  and  their  corporate  sponsors,  subsidiaries,   related
          employee   benefit  plans,   and  rollover  IRAs  of,  or  from,  such
          institutional advisory accounts;
     o    a bank, trust company, or similar financial  institution investing for its own account or for the account of its trust customers for whom the
          financial   institution   is  exercising   investment   discretion  in
          purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
          12b-1 Plan fee;
     o    registered  investment  managers  investing  on behalf of clients that consist solely of institutions and high net worth  individuals  having at least $1,000,000 entrusted to the investment manager for investment purposes.  Use of the  Institutional  Class  shares is  restricted  to investment managers who are not affiliated or associated with a broker or dealer and who derive  compensation for their services  exclusively from their advisory clients;
     o    certain plans qualified under Section 529 of the Internal Revenue Code
          (Code) for which the Fund's Manager, Distributor, or service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management,  marketing,  distribution, or similar services;
          or
     o    programs  sponsored by financial  intermediaries  where such  programs require the purchase of Institutional Class shares.

Payments to intermediaries
The Distributor,  Lincoln Financial Distributors, Inc., and their affiliates may pay additional  compensation  (at their own expense and not as an expense of the
Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries  (Financial  Intermediaries)  in  connection  with  the  sale  or retention of Fund shares and/or shareholder  servicing,  including providing the
Fund with "shelf space" or a higher  profile with the  Financial  Intermediary's consultants,  sales persons, and customers (distribution assistance).  The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable laws and regulations,  the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the net asset value (NAV) or the price of the Fund's shares.

For more information, please see the Fund's SAI.

                                       16

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box
219656,  Kansas City, MO  64121-9656.  If you are making an initial  purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan  application if you are opening a retirement  account) with your check.

Please note that all  purchases  by mail into your account or into a new account will not be  accepted  until such  purchase  orders  are  received  by  Delaware
Investments at P.O. Box 219656,  Kansas City, MO 64121-9656  for  investments by regular mail or 430 W. 7th Street,  Kansas  City,  MO 64105 for  investments  by overnight  courier  service.  Please do not send purchase  orders to 2005 Market
Street, Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

[GRAPHIC OMITTED: SYMBOL OF AN EXCHANGE ILLUSTRATION]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C, or Class R shares. To open an account by exchange,  call your Client Services
Representative at 800 362-7500.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If an  authorized  agent or we receive  your  order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a fund's NAV. If your order is received after the close of regular  trading on the
NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  Class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each
Class of the Fund is calculated by  subtracting  the  liabilities  of each Class from its total assets and dividing the resulting  number by the number of shares outstanding for that Class.  We generally price  securities and other assets for which market  quotations are readily available at their market value. For a fund that invests  significantly  in foreign  securities,  the NAV may change on days when the  shareholders  will not be able to purchase or redeem Fund  shares.  We price fixed income  securities on the basis of  valuations  provided to us by an independent  pricing  service that uses methods  approved by the Board. We price fixed income  securities  that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities,  we use methods approved by the Board that are designed to price securities at their fair market value.

                                       17

About your account (continued)

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities traded primarily in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address,  we send one copy of the Fund's prospectus and annual and semiannual reports to that address, unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
362-7500. We will begin sending you individual copies of these documents 30 days after receiving your request.

                                       18

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request.  For  redemptions of more than $100,000,  you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992.  Signature guarantees are also required when redemption proceeds  are  going to an  address  other  than the  address  of  record on the account.

Please note that all  redemption  requests from your account by mail will not be accepted until such  redemption  orders are received by Delaware  Investments at
P.O. Box 219656,  Kansas City, MO 64121-9656 for  redemptions by regular mail or
430 W. 7th Street,  Kansas City, MO 64105 for  redemptions by overnight  courier service.  Please  do  not  send  redemption  requests  to  2005  Market  Street,
Philadelphia, PA 19103-7094.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds  sent directly to your bank by wire. If you request a wire deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and an  authorized  agent or we  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business  Day.  You may also  have to pay  taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next
Business Day, but no later than seven days after we receive your request to sell your  shares.  If you  purchased  your shares by check,  we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account  balance falls below the required  account minimum of $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class of another Delaware  Investments(R)Fund.  If you exchange shares to a fund that has a sales charge,  you will pay any applicable  sales charges on your new shares.  You do not pay sales  charges on shares that you  acquired  through the reinvestment of dividends.  You may have to pay taxes on your exchange. When you exchange  shares,  you are  purchasing  shares in another fund, so you should be sure to get a copy of the fund's  prospectus and read it carefully before buying shares through an exchange.  You may not exchange your shares for Class A, Class
B, Class C, or Class R shares of  another  Delaware  Investments(R)Fund.  We may refuse the purchase side of any exchange request if, in the Manager's  judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would  otherwise  potentially  be adversely  affected.

                                       19

Frequent trading of Fund shares

The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Fund's Board has adopted  policies and  procedures designed to detect,  deter, and prevent trading activity detrimental to the Fund and its shareholders,  such as market timing.  The Fund will consider anyone who follows a pattern of market  timing in any  Delaware  Investments(R)Fund  or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"-that  is,  purchases  into a fund  followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred  sales  charge,   or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases,  sales,  and exchanges of Fund shares and avoid  frequent  trading in
Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Fund's  market timing policy does not require the Fund to take action in response to frequent  trading activity.  If the Fund  elects not to take any action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally 4:00 p.m.  Eastern Time).  Developments  that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund's NAV may not accurately reflect current market values. A shareholder may seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

                                       20

Transaction monitoring procedures

The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in
Fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common  ownership,  control,  or  influence  to be trading  by a single  entity.
Trading  activity  identified  by these  factors,  or as a result  of any  other available  information,  will be evaluated to  determine  whether such  activity might  constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example,  to deal with issues specific to certain  retirement  plans;  plan exchange  limits;
U.S.  Department  of Labor  regulations;  certain  automated or  pre-established exchange; asset-allocation or dollar cost averaging programs; or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will  attempt  to have  financial  intermediaries  apply the  Fund's  monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to
an  omnibus  account,   the  Fund  or  its  agents  may  require  the  financial
intermediary  to impose its  frequent  trading  policy,  rather  than the Fund's
policy,   to   shareholders   investing  in  the  Fund  through  the   financial
intermediary.

A financial  intermediary may impose  different  requirements or have additional restrictions  on the frequency of trading than the Fund. Such  restrictions  may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have  recently  purchased or redeemed  Fund shares and similar restrictions.  The Fund's  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Fund may consider  enforcement  against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular investor who effects purchase,  redemption,  and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions.  The Fund has qualified,  or intends to continue to qualify,  as a  regulated  investment  company  under the Code.  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gains it  distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The
Fund will also distribute net realized capital gains, if any, at least annually, usually in December.  The Fund may distribute such income  dividends and capital gains more  frequently,  if necessary,  in order to reduce or eliminate  federal excise or income taxes on the Fund.  The amount of any  distribution  will vary, and there is no  guarantee  the Fund will pay  either  an income  dividend  or a capital  gains  distribution.  We  automatically  reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are  taxable as if they were paid in  December.  The Fund may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Fund makes every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Fund will send you a  corrected  Form  1099-DIV to reflect reclassified information.

Avoid "Buying a Dividend." If you are a taxable  investor and invest in the Fund shortly before the record date of a taxable distribution,  the distribution will lower the value of the Fund's shares by the amount of the  distribution  and, in effect,  you will receive some of your  investment back in the form of a taxable distribution.

                                       21

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

Sale or  Redemption  of Fund Shares.  A sale or  redemption  of Fund shares is a taxable event and,  accordingly,  a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware
Investments(R)Fund is the same as a sale.

Backup  Withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup withholding on any distributions of income,  capital gains, or proceeds  from the sale of your  shares.  The Fund  also  must  withhold  if the
Internal  Revenue Service  instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund  distributions  and gains  from the sale or  exchange  of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax,  and are subject to special U.S. tax  certification  requirements  to avoid backup withholding and to claim any treaty benefits.

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

                                       22

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under
Section  529 of the  Code.  From  time to time,  the Fund may  experience  large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on  portfolio  management.  For  example,  the  Fund  may be  required  to  sell securities  or invest  cash at times when it would not  otherwise  do so.  These transactions  could also have tax consequences if sales of securities  result in gains, and could also increase transaction costs or portfolio turnover.

                                       23

Financial highlights

Because  the  Fund  had  not yet  commenced  operations  as of the  date of this
Prospectus,  there are no financial  highlights to report as of the date of this
Prospectus.

                                       24

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized  cost is a method used to value a fixed  income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed  (sold back to a fund)
within a set number of years; an alternative  method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders  of  dividends  passed along from a fund's portfolio of securities.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment,  and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

                                       25

Financial advisor
Financial professional (e.g., broker, banker, accountant,  planner, or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

FINRA
The  Financial  Industry  Regulatory  Authority is the largest  non-governmental regulator for all securities firms doing business in the United States.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment objective
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed  as an  annual  percentage  of a fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation with one million shares  outstanding and a market price per share of
$10 has a market capitalization of $10 million.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount of money you invest  (also  called  "capital").  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency risk, and interest rate risk.  Different  investments involve different types and degrees of risk.

S&P 1500 Index
The S&P 1500  Healthcare  Index is an  unmanaged  capitalization-weighted  index tracking the  performance  of health care stocks  within the S&P 500 Index,  S&P
MidCap 400 Index and S&P 600 Index.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank,  brokerage firm, or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

                                       26

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies, and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined  earnings from  dividends,  capital  gains,  and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered  "low-volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high-volatility" investments.

                                       27

Delaware Healthcare Fund

Additional Information

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the current  SAI,  which we have  filed  electronically  with  the SEC and  which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or  semiannual  report,  or if you have any questions  about  investing in the Fund, you can write to us at P.O. Box 219656,
Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO
64105 by overnight courier service or call toll-free 800 362-7500. Please do not send any correspondence to 2005 Market Street, Philadelphia,  PA 19103-7094. The
Fund's SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund's Web site  (www.delawareinvestments.com).  You may also  obtain  additional  information  about the Fund  from  your  financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

CONTACT INFORMATION

Web site
www.delawareinvestments.com

E-Mail
service@delinvest.com

Client Services Representative
800 362-7500

Delaphone Service
800 362-FUND (800 362-3863)

|X|  For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

DELAWARE HEALTHCARE FUND SYMBOLS

                            CUSIP         NASDAQ
Institutional Class       24610E 408      DLHIX

Investment Company Act file number: 811-04413

                                       28

                       STATEMENT OF ADDITIONAL INFORMATION
                               September 28, 2007

                         DELAWARE GROUP EQUITY FUNDS IV

                   Delaware Global Real Estate Securities Fund
                            Delaware Healthcare Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     For Prospectuses, Performance, and Information on Existing Accounts of
        Class A Shares, Class C Shares, and Class R Shares: 800 523-1918

       For more information about Institutional Class Shares: 800 362-7500

               Dealer Services (BROKER/DEALERS ONLY): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware Global Real Estate Securities Fund and Delaware  Healthcare Fund (each, a "Fund" and  collectively,  the "Funds"),  which are a series of Delaware Group
Equity  Funds IV (the  "Trust").  Each Fund offers Class A, Class C, and Class R shares  (together,  the "Fund Classes"),  and  Institutional  Class Shares.  All
references  to  "shares"  in this Part B refer to all  classes  of shares of the
Funds except where noted. The Funds' investment  manager is Delaware  Management
Company, a series of Delaware Management Business Trust (the "Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
prospectuses  for the Funds (the  "Prospectuses"),  dated September 28, 2007, as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectuses. This Part B is not itself a prospectus but is, in its entirety,  incorporated by reference into each  Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by  contacting
the   Funds'   national   distributor,    Delaware   Distributors,   L.P.   (the
"Distributor"), at 2005 Market Street, Philadelphia, PA 19103-7094 or by calling
800 523-1918.  The Funds' financial statements,  the notes relating thereto, the financial  highlights,  and the  report  of the  independent  registered  public accounting  firm are  incorporated  by  reference  from each  Fund's  annual and semiannual reports (the "Annual and Semiannual Reports"),  when available,  into this Part B. The Annual and Semiannual Reports,  when available,  will accompany any request for Part B. The Annual and Semiannual Reports,  when available,  can be obtained, without charge, by calling 800 523-1918.

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                            Page                                        Page
------------------------------------------- ------ ----------------------------------- -------
Organization and Classification               2    Purchasing Shares                    33
------------------------------------------- ------ ----------------------------------- -------
Investment Objectives, Restrictions,
and Policies                                  2    Investment Plans                     43
------------------------------------------- ------ ----------------------------------- -------
Investment Strategies and Risks               3    Determining Offering Price and
                                                   Net Asset Value                      46
------------------------------------------- ------ ----------------------------------- -------
Disclosure of Portfolio Holdings
Information                                  18    Redemption and Exchange              47
------------------------------------------- ------ ----------------------------------- -------
Management of the Trust                      19    Distributions and Taxes              53
------------------------------------------- ------ ----------------------------------- -------
Investment Manager and Other Service
Providers                                    27    Performance                          63
------------------------------------------- ------ ----------------------------------- -------
Portfolio Managers                           30    Financial Statements                 63
------------------------------------------- ------ ----------------------------------- -------
Trading Practices and Brokerage              32    Principal Holders                    63
------------------------------------------- ------ ----------------------------------- -------
Capital Structure                            33    Appendix A                           64
------------------------------------------- ------ ----------------------------------- -------

--------------------------------------------------------------------------------
                         ORGANIZATION AND CLASSIFICATION
--------------------------------------------------------------------------------

     The Trust was  originally  organized as a Maryland  corporation in 1985 and was subsequently reorganized as a Delaware statutory trust on December 17, 1999.

Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Funds'
portfolio assets are  "non-diversified" as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). A non-diversified portfolio is believed to be subject to greater risk because  adverse effects on an investment held by the
Funds may affect a larger portion of their respective overall assets and subject them to greater risks and volatility.

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES
--------------------------------------------------------------------------------

Investment Objectives
     Each Fund's  investment  objective is described in the  Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder  approval.  However,  the Trust's Board of Trustees  ("Board")  must approve any changes to non-fundamental  investment objectives and the Funds will notify  shareholders at least 60 days prior to a change in the Funds' investment objective.

Fundamental Investment Restrictions
     Each Fund has adopted the following  restrictions,  which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding  shares, which is a vote by the  holders  of: the lesser of (i) 67% or more of the voting securities  present in person or by proxy at a meeting,  if the  holders of more than 50% of the  outstanding  voting  securities  are present or  represented by proxy;  or  (ii)  more  than  50%  of the  outstanding  voting  securities.  The percentage  limitations  contained  in the  restrictions  and policies set forth herein apply at the time of purchase of securities.

     Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that:
(i) this restriction does not limit Delaware Global Real Estate  Securities Fund from  concentrating  its  investments  in the real  estate  industry  or related industries;  (ii) Delaware Healthcare Fund from concentrating its investments in the  healthcare  and medical  industries;  or (iii) the Funds from  investing in obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities; in tax-exempt securities; or certificates of deposits.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions involving the acquisition, disposition or resale of their portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

                                       2

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Funds from  engaging in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided that this  restriction  does not prevent the Funds from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In addition to the fundamental investment restrictions described above, and the various general investment policies described in the Prospectuses, the Funds will be subject to the  following  investment  restriction,  which is considered non-fundamental  and may be changed by the Board without  shareholder  approval:
The Funds  shall not  invest  more than 15% of their  respective  net  assets in securities  which  they  cannot  sell or dispose  of in the  ordinary  course of business  within seven days at  approximately  the value at which the Funds have valued the investment.

     For purposes of the Funds' concentration policy, the Funds intend to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

     Any investment restriction that involves a maximum percentage of securities or assets  shall not be  considered  to be  violated  unless an excess  over the applicable  percentage occurs  immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's investment  objective.  The Funds are free to dispose of portfolio securities at any time,  subject to complying with the Internal  Revenue Code, as amended (the
Code) and the 1940 Act, when changes in  circumstances or conditions make such a move desirable in light of the Funds' investment objectives.  The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio  turnover.
Such turnover always will be incidental to  transactions  undertaken with a view to achieving the Funds' investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Funds.  A turnover rate of 100% would occur,  for example,  if all of the Funds'
investments  held at the  beginning  of a year were  replaced  by the end of the year, or if a single  investment was frequently  traded.  The turnover rate also may be affected by cash  requirements  from  redemptions  and repurchases of the
Funds'  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment  gains. In investing to achieve its investment  objective,  the Funds may hold securities for any period of time. The Funds generally expect to have a portfolio turnover rate below 100%.

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     Each Fund's investment objectives,  strategies,  and risks are described in
the  Prospectuses.   Certain  additional  information  is  provided  below.  All investment  strategies  of the  Funds  are  non-fundamental  and may be  changed without  shareholder  approval,  except those  identified  below as  fundamental restrictions.

Bonds
     A debt security,  sometimes called a fixed income  security,  is a security consisting of a certificate  or other  evidence of a debt (secured or unsecured)
on which the issuing  company or  governmental  body  promises to pay the holder thereof a fixed,  variable,  or floating rate of interest for a specified length of time,  and to repay  the  debt on the  specified  maturity  date.  Some  debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity

                                       3

value. Debt securities include a variety of fixed income obligations, including,
but  not  limited  to,  corporate  bonds,   government   securities,   municipal
securities, convertible securities, mortgage-backed securities, and asset-backed
securities.    Debt    securities    include    investment-grade     securities,
non-investment-grade  securities,  and unrated  securities.  Debt securities are subject  to a  variety  of risks,  such as  interest  rate  risk,  income  risk, call/prepayment  risk,  inflation risk, credit risk, and (in the case of foreign securities)  country risk and currency  risk.  The  reorganization  of an issuer under the federal  bankruptcy  laws may result in the issuer's  debt  securities being cancelled without repayment,  repaid only in part, or repaid in part or in whole through an exchange  thereof for any combination of cash, debt securities, convertible  securities,  equity  securities,  or other instruments or rights in respect of the same issuer or a related entity.

Convertible Debt and Non-Traditional Equity Securities
     A portion of the Funds' assets may be invested in convertible securities. A convertible  security is a security  which may be  converted  at a stated  price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible debt securities are senior to common stocks in a corporation's capital structure, although convertible securities are usually  subordinated to similar  nonconvertible  securities.  Convertible  debt securities  provide  a  fixed-income  stream  and  the  opportunity,  through  a conversion feature, to participate in the capital appreciation  resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest  rates  decline and tend to decrease in value when interest  rates rise.  However,  the price of a convertible  security is also  influenced by the market value of the security's  underlying common stock and tends to increase as the market value of the underlying stock rises,  whereas it tends to decrease as the market value of the underlying stock declines.

     The Funds may invest in  convertible  preferred  stocks that offer enhanced yield features,  such as Preferred Equity Redemption Cumulative Stock ("PERCS"),
which  provide an  investor,  such as the Funds,  with the  opportunity  to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory  conversion date, as well as a capital  appreciation limit which is usually expressed in terms of a stated
price.  Upon the  conversion  date,  most PERCS convert into common stock of the issuer  (PERCS are  generally not  convertible  into cash at maturity).  Under a typical  arrangement,  if after a  predetermined  number of years  the  issuer's common  stock is trading at a price below that set by the  capital  appreciation limit,  each PERCS would convert to one share of common stock. If, however,  the issuer's  common  stock is  trading  at a price  above  that set by the  capital appreciation  limit,  the holder of the PERCS would  receive  less than one full share of common  stock.  The  amount of that  fractional  share of common  stock received by the PERCS  holder is  determined  by  dividing  the price set by the capital  appreciation  limit of the PERCS by the  market  price of the  issuer's common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor.  This call premium  declines at a preset rate daily, up to the maturity date of the PERCS.

     The Funds may also invest in other enhanced convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income  Cumulative   Securities),   and  DECS  (Dividend  Enhanced   Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until maturity;  and upon maturity,  they will  automatically  convert to either cash or a  specified  number of shares of common stock.

                                       4

Depositary Receipts
     The Funds may  invest in  sponsored  and  unsponsored  American  Depositary
Receipts ("ADRs"),  European Depositary Receipts ("EDRs"), and Global Depositary
Receipts  ("GDRs")  that are  actively  traded in the  United  States.  ADRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying  securities  issued by a foreign  corporation.  EDRs and
GDRs are  receipts  issued by  non-U.S.  banks or trust  companies  and  foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S.
securities.  "Sponsored" ADRs, EDRs, or GDRs are issued jointly by the issuer of the underlying security and a depositary,  and "unsponsored" ADRs, EDRs, or GDRs are issued without the  participation  of the issuer of the deposited  security.
Holders of unsponsored  ADRs, EDRs, or GDRs generally bear all the costs of such facilities  and the  depositary  of an  unsponsored  ADR,  EDR, or GDR  facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an unsponsored  ADR, EDR, or GDR.
ADRs may be listed on a  national  securities  exchange  or may be traded in the over-the-counter  market.  ADRs,  EDRs, and GDRs traded in the  over-the-counter market  which do not have an  active or  substantial  secondary  market  will be considered  illiquid and therefore will be subject to the Funds' limitation with respect to such securities.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  Investments in
ADRs,  EDRs  and  GDRs  involve  risks  similar  to  those  accompanying  direct investments in foreign securities.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock.  Investments in equity  securities in general are subject to market risks that may cause their prices to fluctuate  over time. The value of convertible  equity securities is also affected by prevailing  interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the
Fund to fluctuate.

Foreign Currency Transactions
     Although the Funds value their assets daily in terms of U.S. dollars,  they do not intend to convert their holdings of foreign  currencies into U.S. dollars on a daily basis. The Funds may,  however,  from time to time,  purchase or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  The  Funds  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

     The Funds  may enter  into  forward  contracts  to "lock in" the price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security  transaction,  the Funds may be able to  protect  themselves  against a possible loss resulting from an adverse change in currency exchange rates during the period  between the date the  security is  purchased or sold and the date on which payment is made or received.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions  are  charged at any stage for  trades.  The Funds will  account for forward contracts by marking to market each day at daily exchange rates.

     The Funds will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the
Funds to  deliver an amount of  foreign  currency  in excess of the value of the
Funds' securities or other assets denominated in that currency.

                                       5

     At the  maturity  of a forward  contract,  the Funds  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate  its  contractual  obligation to deliver the foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign  currency.   The  Funds  may  realize  a  gain  or  loss  from  currency transactions.

     The Funds  also may  purchase  and write put and call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging purposes to protect against declines in the U.S. dollar value of foreign securities  held by the Funds and against  increases in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign currency written by the
Funds  will be  covered,  which  means  that the Funds  will own the  underlying foreign currency. With respect to put options on foreign currency written by the
Funds,  the Funds will  establish a segregated  account with its custodian  bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities  in an amount  equal to the amount the Funds will be  required to pay upon exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and the Funds could be required to purchase or sell  foreign currencies at  disadvantageous  exchange rates,  thereby incurring  losses.  The purchase of an option on foreign  currency may  constitute  an  effective  hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Funds'  position,  the Funds may forfeit the entire amount of the premium plus related transaction costs.

Foreign Securities
     Investors  should  recognize  that  investing in foreign  issuers  involves certain  considerations,  including those set forth in the Funds'  Prospectuses, which are not typically  associated  with  investing in United  States  issuers.
Since the stocks of foreign  companies  are  frequently  denominated  in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits  in  foreign  currencies,  the  Funds  will be  affected  favorably  or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The  investment  policies of each Fund permits it to enter into forward  foreign
currency  exchange   contracts  in  order  to  hedge  the  Funds'  holdings  and commitments  against  changes  in the  level  of  future  currency  rates.  Such contracts  involve an  obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

Futures
     The Funds may enter  into  contracts  for the  purchase  or sale for future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities or foreign currencies,  deliveries usually do not occur.  Contracts  are  generally  terminated  by  entering  into an  offsetting transaction.  When the Funds enter into a futures transaction, they must deliver to the futures  commission  merchant selected by the Funds an amount referred to as  "initial  margin."  This  amount is  maintained  by the  futures  commission merchant in an account at the Funds'  custodian bank.  Thereafter,  a "variation margin" may be paid by the Funds to, or drawn by the Funds from, such account in accordance  with controls set for such  accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     In addition,  when the Funds engage in futures transactions,  to the extent required by the SEC, they will maintain with their custodian  bank,  assets in a segregated  account to cover their  obligations  with respect to such contracts, which  assets  will  consist of cash,  cash  equivalents  or high  quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by the Funds with respect to such futures contracts.

     The Funds may enter into such  futures  contracts  to protect  against  the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected to  increase,  the Funds might enter into  futures contracts for the sale of debt securities.

                                       6

Such a sale would have much the same  effect as selling an  equivalent  value of the debt  securities  owned by the Funds.  If interest  rates did increase,  the value of the debt  securities in the portfolio  would decline,  but the value of the futures  contracts  to the Funds would  increase at  approximately  the same rate, thereby keeping the net asset value of the Funds from declining as much as it otherwise would have. Similarly,  when it is expected that interest rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent  purchases of securities at higher prices.  Since the fluctuations in the value of futures  contracts  should be similar to those of debt  securities, the  Funds  could  take  advantage  of the  anticipated  rise in  value  of debt securities without actually buying them until the market had stabilized. At that time,  the futures  contracts  could be liquidated  and the Funds could then buy debt securities on the cash market.

     With respect to options on futures contracts,  when the Funds are not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The purchase of a call option on a futures  contract  is similar in some  respects  to the  purchase of a call option  on an  individual  security.  Depending  on the  pricing  of the  option compared to either the price of the futures  contract upon which it is based, or the price of the  underlying  debt  securities,  it may or may not be less risky than ownership of the futures  contract or underlying debt  securities.  As with the purchase of futures contracts,  when the Funds are not fully invested,  they may  purchase  a call  option on a futures  contract  to hedge  against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise price,  the Funds will retain the full amount of the option  premium  which  provides a partial  hedge against any decline  that may have  occurred  in the Funds'  holdings.  The writing of a put option on a futures contract  constitutes a partial hedge against the increasing price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the  expiration of the option is higher  than the  exercise  price,  the Funds will retain the full amount of the option  premium which provides a partial hedge against any increase in the price of securities which the Funds intend to purchase.

     If a put or call option the Funds have written is exercised, the Funds will incur a loss which will be reduced by the amount of the  premium  they  receive.
Depending  on the degree of  correlation  between  changes in the value of their portfolio  securities and changes in the value of their futures  positions,  the
Funds' losses from existing  options on futures may, to some extent,  be reduced or increased by changes in the value of portfolio securities.  The purchase of a put option on a futures  contract is similar in some respects to the purchase of protective puts on portfolio securities.  For example, the Funds will purchase a put option on a futures contract to hedge the Funds' portfolio  against the risk of rising interest rates.

     To the extent that  interest  rates move in an  unexpected  direction,  the
Funds may not achieve the anticipated  benefits of futures  contracts or options on futures contracts or may realize a loss. For example, if the Funds are hedged against the  possibility of an increase in interest rates which would  adversely affect the price of  securities  held in their  portfolios  and  interest  rates decrease  instead,  the  Funds  will  lose  part  or all of the  benefit  of the increased value of its securities which it has because they will have offsetting losses in its futures position.  In addition,  in such situations,  if the Funds had  insufficient  cash,  they may be  required  to sell  securities  from their portfolios to meet daily variation margin requirements. Such sales of securities may, but will not  necessarily,  be at increased prices which reflect the rising market.  The Funds may be required to sell  securities  at a time when it may be disadvantageous to do so.

     Further,  with respect to options on futures contracts,  the Funds may seek to close out an option  position  by  writing or buying an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

     Lastly,  it should be noted  that the  Trust (on  behalf of each  Fund) has filed with the National Futures  Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity
Exchange  Act,  as  amended,  and the  rules of the  Commodity  Futures  Trading
Commission

                                       7

promulgated thereunder, with respect to each Fund's operation. Accordingly, each
Fund is not subject to registration or regulation as a CPO.

Investment Company Securities
     Any  investments  that  a Fund  makes  in  either  closed-end  or  open-end investment  companies  will be  limited  by the 1940 Act,  and would  involve an indirect payment of a portion of the expenses,  including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not:  (i) own more than 3% of the voting  stock of another  investment  company;
(ii)  invest  more than 5% of the Fund's  total  assets in the shares of any one investment  company; or (iii) invest more than 10% of the Fund's total assets in shares of other investment  companies.  If a Fund elects to limit its investment in  other  investment  companies  to  closed-end  investment  companies,  the 3%
limitation  described  above is increased to 10%. These  percentage  limitations also apply to a Fund's  investments in  unregistered  investment  companies.  In addition,  a Fund may not operate as a "fund of funds," which invests  primarily in the shares of other investment  companies as permitted by Section 12(d)(1)(F)
or (G) of the 1940 Act, if its own shares are utilized as  investments by such a
"fund of funds."

Mortgage-Backed Securities
     Delaware Global Real Estate  Securities Fund may invest in  mortgage-backed securities  issued  or  guaranteed  by the  U.S.  government,  its  agencies  or instrumentalities  or by government  sponsored  corporations.  Those  securities include,  but are not  limited  to,  Government  National  Mortgage  Association
("GNMA") certificates. Such securities differ from other fixed-income securities in that  principal  is paid  back by the  borrower  over the  length of the loan rather than returned in a lump sum at maturity.  When prevailing  interest rates rise,  the value of a GNMA  security may  decrease as do other debt  securities.
When prevailing  interest rates decline,  however,  the value of GNMA securities may not rise on a  comparable  basis with other debt  securities  because of the prepayment  feature of GNMA securities.  Additionally,  if a GNMA certificate is purchased  at a premium  above its  principal  value  because  its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of  prepayment.  Fund received from prepayments  may be reinvested  at the  prevailing  interest  rates which may be lower than the rate of interest that had previously been earned.

     The Fund also may invest in collateralized  mortgage  obligations  ("CMOs")
and  real  estate  mortgage  investment  conduits  ("REMICs").   CMOs  are  debt
securities issued by U.S. government  agencies or by financial  institutions and other mortgage lenders and  collateralized  by a pool of mortgages held under an indenture.  CMOs are  issued in a number of  classes  or series  with  different maturities.  The classes or series are  retired in  sequence  as the  underlying mortgages are repaid.  REMICs, which were authorized under the Tax Reform Act of
1986,  are  private  entities  formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in
that  they   issue   multiple   classes  of   securities.   To  the  extent  any
privately-issued  CMOs or REMICs in which the Fund may invest are  considered by the SEC to be investment companies, the Funds will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

     The mortgages backing these securities include  conventional  30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance,  may be backed by GNMA certificates  or other mortgage  pass-throughs  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities.  However, the guarantees do not extend  to the  mortgage-backed  securities'  value,  which  is  likely  to vary inversely with  fluctuations in interest rates.  These  certificates are in most cases "pass-through"  instruments,  through which the holder receives a share of
all  interest  and  principal   payments  from  the  mortgages   underlying  the
certificate.  Because the prepayment characteristics of the underlying mortgages vary,  it is not  possible to predict  accurately  the average  life or realized yield of a particular  issue of  pass-through  certificates.  During  periods of declining  interest rates,  prepayment of mortgages  underlying  mortgage-backed securities  can be expected to  accelerate.  When the mortgage  obligations  are prepaid,  the Fund may reinvest the prepaid amounts in securities,  the yield of which reflects interest rates prevailing at the time.  Moreover,  prepayments of mortgages  which  underlie  securities  purchased  at a premium  could result in capital losses.

     Certain CMOs and REMICs may have  variable or floating  interest  rates and others  may be  stripped.  Stripped  mortgage  securities  have  greater  market volatility than other types of mortgage securities in which the Fund

                                       8

may invest.

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments  may have a material  adverse  effect on the Fund'  yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments  of  principal,  the  Fund  may fail to  fully  recoup  its  initial investment in these  securities  even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments, will not exceed 15% of the Fund's net assets.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the  underlying  collateral of the private  issuer.  The Fund may invest in such private-backed  securities  but, the Fund will do so only if: (i) the securities are  100%  collateralized  at the  time of  issuance  by  securities  issued  or guaranteed by the U.S. government,  its agencies or  instrumentalities  and (ii)
currently, they are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency.

Options
     The Funds may  purchase  call  options or purchase put options and will not engage in option strategies for speculative purposes.

     The  Funds  may  invest  in  options  that are  either  listed  on U.S.  or
recognized    foreign    exchanges   or   traded    over-the-counter.    Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options  positions and this may have an adverse  impact on the Funds' ability to effectively hedge its securities.  The Funds will not, however, invest more than
15% of their respective net assets in illiquid securities.

     Purchasing Call Options:  The Funds may purchase call options to the extent that  premiums  paid by the Funds do not  aggregate  more than 2% of the  Funds'
total assets.

     When the Funds purchase a call option,  in return for a premium paid by the
Funds to the  writer  of the  option,  the  Funds  obtain  the  right to buy the security  underlying the option at a specified exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option,  has the  obligation,  upon exercise of the option,  to deliver the  underlying  security  against  payment of the exercise  price.  The advantage  of  purchasing  call  options  is that the Funds may alter  portfolio characteristics  and modify  portfolio  maturities  without  incurring  the cost associated with portfolio transactions.

     The Funds may,  following  the purchase of a call option,  liquidate  their position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same  series as the option  previously  purchased.  The
Funds  will  realize  a profit  from a  closing  sale  transaction  if the price received  on the  transaction  is more than the  premium  paid to  purchase  the original  call  option;  the Funds  will  realize  a loss  from a  closing  sale transaction  if the price  received on the  transaction is less than the premium paid to purchase the original call option.

     Although  the Funds will  generally  purchase  only those call  options for which there appears to be an active secondary market, there is no assurance that a liquid secondary  market on an Exchange will exist for any particular

                                       9

option,  or at any particular  time, and for some options no secondary market on an exchange may exist.  In such event,  it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur  brokerage
commissions   upon  the  exercise  of  such  options  and  upon  the  subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option purchased by the Funds may expire without any value to the Funds.

     Purchasing  Put Options:  The Funds may invest up to 2% of its total assets in the purchase of put options.  The Funds will,  at all times during which they hold a put option, own the security covered by such option.

     A put  option  purchased  by the Funds  gives them the right to sell one of their  securities  for an agreed price up to an agreed date. The Funds intend to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Funds to protect unrealized gain in an appreciated security in its portfolio without actually  selling the security.  If the security does not drop in value, the  Funds  will lose the value of the  premium  paid.  The Funds may sell a put option which it has  previously  purchased  prior to the sale of the  securities underlying such option. Such sale will result in a net gain or loss depending on whether  the amount  received  on the sale is more or less than the  premium and other transaction costs paid on the put option which is sold.

     The  Funds  may  sell  a  put  option  purchased  on  individual  portfolio securities.  Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which the Funds, when they are the holders of an outstanding option, liquidate their position by selling an option of the same series as the option previously purchased.

Options on Foreign Currencies
     The Funds may purchase and write options on foreign  currencies for hedging purposes  in a manner  similar  to that in which  futures  contracts  on foreign currencies,  or forward contracts,  will be utilized.  For example, a decline in the  dollar  value of a  foreign  currency  in which  portfolio  securities  are denominated will reduce the dollar value of such securities, even if their value in the foreign  currency  remains  constant.  In order to protect  against  such diminutions  in the value of  portfolio  securities,  the Funds may purchase put options on the foreign currency.  If the value of the currency does decline, the
Funds will have the right to sell such  currency  for a fixed  amount in dollars and  will  thereby  offset,  in  whole or in part,  the  adverse  effect  on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such  securities,  the Funds may  purchase  call  options  thereon.  The purchase of such options could offset,  at least  partially,  the effects of the adverse  movement in exchange  rates.  As in the case of other types of options, however,  the benefit to the Funds deriving from  purchases of foreign  currency options  will be reduced by the amount of the premium  and  related  transaction costs. In addition,  where currency  exchange rates do not move in the direction or to the extent anticipated,  the Funds could sustain losses on transactions in foreign  currency  options  which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Funds may write  options  on foreign  currencies  for the same types of hedging  purposes.  For  example,  where the Funds  anticipate  a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange rates, they could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated increase in the dollar cost of securities to be acquired,  the Funds could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will  expire  unexercised  and allow the Funds to hedge such increased cost up to the amount of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute

                                       10

only a partial hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the Funds would be required  to  purchase or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through the writing of options on foreign  currencies,  the Funds also may be required to forego all or a portion of the  benefit  which  might  otherwise  have been  obtained  from favorable movements in exchange rates.

     The Funds intend to write  covered call  options on foreign  currencies.  A call  option  written on a foreign  currency by the Funds are  "covered"  if the
Funds  own  the  underlying  foreign  currency  covered  by the  call or have an absolute and immediate right to acquire that foreign currency without additional cash  consideration (or for additional cash  consideration  held in a segregated account by the  custodian  bank) upon  conversion  or exchange of other  foreign currency held in its portfolio.  A call option is also covered if the Funds have a call on the same foreign currency and in the same principal amount as the call written  where the exercise  price of the call held (a) is equal to or less than the  exercise  price of the call  written,  or (b) is greater  than the exercise price of the call written if the  difference is maintained by the Funds in cash,
U.S.  government  securities  or other  high-grade  liquid debt  securities in a segregated account with its custodian bank.

     With  respect to writing put options,  at the time the put is written,  the
Funds will establish a segregated  account with its custodian bank consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount  equal in value to the amount the Funds will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired, or the Funds have purchased a closing put of the same series as the one previously written.

     In order to comply with the  securities  laws of one state,  the Funds will not  write  put  or  call  options  if the  aggregate  value  of the  securities underlying  the calls or obligations  underlying  the puts  determined as of the date the options are sold exceed 25% of the Funds' respective net assets. Should state  laws  change or the Trust  receives a waiver of its  application  for the
Funds, the Funds reserves the right to increase this percentage.

Options on Stock Indices
     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium received,  to make delivery of this amount. Gain or loss to the Funds on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock  options,  the Funds may offset its  position  in stock index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard  and Poor's 500(R) Composite  Stock  Price Index ("S&P 500") or the New
York Stock  Exchange  Composite  Index,  or a narrower  market index such as the
Standard & Poor's 100 Index ("S&P  100").  Indices are also based on an industry or  market  segment  such as the AMEX  Oil and Gas  Index  or the  Computer  and
Business  Equipment  Index.  Options on stock  indices are  currently  traded on

                                       11

domestic  exchanges  such as: The Chicago Board Options  Exchange,  the New York
Stock Exchange and American Stock Exchange as well as on foreign exchanges.

     The Funds' ability to hedge  effectively all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Funds' portfolio  securities.  Since the Funds will not duplicate the components of an index, the correlation will not be exact. Consequently, the Funds bear the risk that the prices of the  securities  being  hedged will not move in the same amount  as the  hedging  instrument.  It is also  possible  that  there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions  could have an adverse  impact on the Funds'  ability  effectively  to hedge its securities. The Funds will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in  transactions  in options on stock indices for speculative  purposes  but only to  protect  appreciation  attained  and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions
     The  Funds  may  loan up to 25% of their  respective  assets  to  qualified broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks acceptable to the Funds from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish additional collateral to the Funds;  3) the Funds must be able to terminate the loan after notice,  at any time;  4) the Funds must receive  reasonable  interest on any loan,  and any dividends,  interest  or other  distributions  on the lent  securities,  and any increase in the market value of such securities; 5) the Funds may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board knows that a material event will occur affecting an investment  loan,  they must either  terminate the loan in order to vote the proxy or enter into an  alternative  arrangement  with the borrower to enable the trustees to vote the proxy.

     The major  risk to which the Funds  would be exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security  goes up.  Therefore,  the Funds will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the  Board,  including  the  creditworthiness  of the  borrowing broker,  dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Real Estate Investment Trusts ("REITs")
     Delaware Global Real Estate Securities Fund may invest in REITs.  REITs are pooled  investment  vehicles  which invest  primarily in  income-producing  real estate or real estate related loans or interests. REITs are generally classified as equity REITs,  mortgage REITs, or a combination of equity and mortgage REITs.
Equity REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection  of rents.  Equity REITs can also realize  capital gains by selling  properties  that have  appreciated  in value.
Mortgage REITs invest the majority of their assets in real estate  mortgages and derive  income  from  the  collection  of  interest  payments.  Like  investment companies,  REITs are not taxed on income  distributed to shareholders  provided they  comply  with  several  requirements  in the  Code.  REITs are  subject  to substantial cash flow dependency, defaults by borrowers,  self-

                                       12

liquidation,  and the risk of failing to qualify for  tax-free  pass-through  of income under the Code, and/or to maintain exemptions from the 1940 Act.

     The Fund's  investments  in REITs  present  certain  further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose underlying assets include U.S.  long-term health care properties,  such as nursing,  retirement and assisted living homes,  may be impacted by U.S. federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks--
when  interest  rates  decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Preferred Securities
     Each Fund may invest in preferred securities.  Unlike debt securities,  the obligations  of an issuer  of  preferred  stock,  including  dividend  and other payment  obligations,  may  not  typically  be  accelerated  by the  holders  of preferred  stock on the  occurrence  of an event of default  (such as a covenant default  or filing of a  bankruptcy  petition)  or other  non-compliance  by the issuer with the terms of the preferred stock. Often,  however, on the occurrence of any  such  event  of  default  or  non-compliance  by the  issuer,  preferred stockholders  will be entitled to gain  representation  on the issuer's board of
directors  or  increase  their  existing  board  representation.   In  addition,
preferred  stockholders  may be granted  voting  rights with  respect to certain issues on the occurrence of any event of default.

                                       13

Repurchase Agreements
     Each Fund may invest in  repurchase  agreements,  although they normally do not do so, except to invest cash balances. Repurchase agreements are instruments under which  securities are purchased  from a bank or securities  dealer with an agreement  by the  seller  to  repurchase  the  securities.  Under a  repurchase agreement,  the  purchaser  acquires  ownership  of the  security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under  repurchase  agreements.
Repurchase  agreements  may  be  construed  to be  collateralized  loans  by the purchaser to the seller secured by the securities transferred.  The resale price is in excess of the  purchase  price and  reflects  an  agreed-upon  market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford an opportunity for a Fund to invest  temporarily  available cash. A Fund's risk is limited to the seller's  ability to buy the security back at the agreed-upon sum at the agreed-upon  time, since the repurchase  agreement is secured by the  underlying  obligation.  Should such an issuer  default,  the
Manager  believes  that,  barring  extraordinary  circumstances,  a Fund will be entitled  to sell  the  underlying  securities  or  otherwise  receive  adequate protection  for its interest in such  securities or otherwise  receive  adequate protection for its interest in such securities,  although there could be a delay in recovery.  A Fund considers the  creditworthiness  of the bank or dealer from whom it purchases repurchase  agreements.  A Fund will monitor such transactions to assure  that the value of the  underlying  securities  subject to  repurchase agreements is at least equal to the repurchase price. The underlying  securities will be limited to those described above.

     A Fund will limit its  investments in repurchase  agreements to those which the Manager, under guidelines of the Board, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the  repurchase  price,  including the portion  representing  a
Fund's yield under such  agreements,  which is monitored on a daily basis.  Such collateral  is held by a custodian in book entry form.  Such  agreements  may be considered  loans  under  the  1940  Act,  but  the  Funds  consider  repurchase agreements  contracts for the purchase and sale of securities,  and they seek to perfect a security  interest in the collateral  securities so that they have the right  to keep  and  dispose  of the  underlying  collateral  in the  event of a default.

     The  funds  in  the   Delaware   Investments(R) family  (each  a  "Delaware
Investments(R) Fund" and collectively, the "Delaware Investments(R) Funds") have obtained an  exemption  from the SEC (the  "Order")  from the  joint-transaction prohibitions  of  Section  17(d)  of the  1940  Act to  allow  certain  Delaware
Investments(R) Funds jointly to invest cash balances.  The Funds may invest cash balances in a joint  repurchase  agreement in  accordance  with the terms of the
Order and subject generally to the conditions described above.

Rule 144A Securities
     The  Funds may  invest in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of the Funds'  illiquidity  to the  extent  that  qualified  institutional buyers become,  for a time,  uninterested in purchasing these securities.  After the purchase of a Rule 144A  Security,  however,  the Board and the Manager will continue to monitor the  liquidity of that security to ensure that a Fund has no more than 15% of its net assets in illiquid securities.

Short-Term Investments
     The short-term  investments in which the Funds may invest include,  but are not limited to:

     (1) Time deposits,  certificates of deposit (including  marketable variable rate  certificates  of  deposit)  and  bankers'  acceptances  issued  by a  U.S.
commercial  bank.  Time  deposits are  non-negotiable  deposits  maintained in a banking  institution  for a specified  period of time at a stated interest rate.
Time  deposits  maturing  in more than seven days will not be  purchased  by the
Funds, and time deposits  maturing from two business days through seven calendar days will not exceed 15% of a Fund's net  assets.  Certificates  of deposit  are negotiable  short-term  obligations  issued by  commercial  banks  against funds deposited in the issuing institution.  Variable rate certificates of deposit are certificates  of deposit on which the  interest  rate is  periodically  adjusted prior to their stated  maturity  based upon a specified  market rate. A bankers'
acceptance is a time draft drawn on a commercial  bank by a borrower  usually in

                                       14

connection with an international  commercial transaction (to finance the import, export, transfer or storage of goods).

     The Funds  will not  invest in any  security  issued by a  commercial  bank unless:  (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total  assets of at least $1 billion,  the  aggregate investment  made in any one such bank is limited to $100,000  and the  principal amount of such  investment is insured in full by the Federal  Deposit  Insurance
Corporation,  (ii) it is a member of the Federal Deposit Insurance  Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally recognized statistical rating organization;

     (2)  Commercial  paper  with the  highest  quality  rating by a  nationally recognized  statistical  rating  organization  (e.g.,  A-1 by S&P or  Prime-1 by
Moody's)  or,  if not so rated,  of  comparable  quality  as  determined  by the
Manager;

     (3) Short-term  corporate  obligations with the highest quality rating by a nationally  recognized  statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated,  of  comparable  quality as  determined  by the
Manager;

     (4) U.S. government securities (see "U.S. Government Securities"); and

     (5) Repurchase agreements collateralized by securities listed above

U.S. Government Securities
     The U.S. government  securities in which the Funds may invest for temporary purposes and otherwise (see "Investment  Restrictions"  and the Prospectuses for
additional  information),  include a variety of  securities  which are issued or guaranteed as to the payment of principal  and interest by the U.S.  government, and by various  agencies or  instrumentalities  which have been  established  or sponsored by the U.S. government.

     U.S.  Treasury  securities are backed by the "full faith and credit" of the
United  States.  Securities  issued or guaranteed  by federal  agencies and U.S.
government  sponsored  instrumentalities  may or may not be  backed  by the full faith and credit of the United  States.  In the case of securities not backed by the full faith and credit of the United  States,  investors  in such  securities look  principally to the agency or  instrumentality  issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United  States  itself in the event the agency or  instrumentality  does not meet its  commitment.  Agencies which are backed by the full faith and credit of the United States include the Export-Import  Bank, Farmers Home  Administration,
Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA,  are, in effect,  backed by the full faith and credit of the United
States through  provisions in their charters that they may make  "indefinite and unlimited"  drawings on the Treasury,  if needed to service its debt.  Debt from certain other  agencies and  instrumentalities,  including the Federal Home Loan
Bank and Federal National Mortgage Association (FNMA), are not guaranteed by the
United  States,  but  those  institutions  are  protected  by the  discretionary authority  for the U.S.  Treasury to purchase  only certain  limited  amounts of their securities to assist the  institutions in meeting their debt  obligations.
Finally,  other agencies and  instrumentalities,  such as the Farm Credit System and  the  Federal  Home  Loan  Mortgage  Corporation,  are  federally  chartered institutions under U.S.  government  supervision,  but their debt securities are backed  only  by the  creditworthiness  of  those  institutions,  not  the  U.S.
government.

     Some of the U.S.  government  agencies  that issue or guarantee  securities
include   the   Export-Import   Bank  of  the  United   States,   Farmers   Home
Administration,  Federal Housing Administration,  Maritime Administration, Small
Business Administration, and the Tennessee Valley Authority.

     An  instrumentality  of a U.S.  government  agency is a  government  agency organized under Federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks, the Federal Land Banks, Central Bank for Cooperatives,  Federal Immediate
Credit Banks and the FNMA.

                                       15

Warrants
     The Funds may purchase  warrants and similar  rights,  which are privileges issued by  corporations  enabling  the  owners to  subscribe  to and  purchase a specified  number of shares of the  corporation  at a specified  price  during a specified  period of time.  The purchase of warrants  involves the risk that the
Funds could lose the  purchase  value of a warrant if the right to  subscribe to additional shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants  involves  the risk that the  effective  price paid for the warrant added to the  subscription  price of the related security may exceed the value  of the  subscribed  security's  market  price  such as when  there  is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     The Funds may purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the purchase  commitment.  The Funds  designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.
The payment  obligation  and the  interest  rates that will be received are each fixed at the time the Funds enter into the commitment and no interest accrues to the Funds until  settlement.  Thus,  it is possible that the market value at the time of  settlement  could be higher  or lower  than the  purchase  price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind Bonds
     Zero coupon bonds are debt  obligations  which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value.  Pay-In-Kind  ("PIK") bonds pay interest through the issuance to holders of additional  securities.  Zero coupon bonds and PIK bonds are generally considered to be more  interest-sensitive than income bearing bonds, to be more speculative than interest-bearing  bonds and to have certain tax  consequences  which could,  under  certain  circumstances,  be adverse to the Funds.  Investments in zero coupon or PIK bonds would require the
Funds to accrue and  distribute  income not yet  received.  In order to generate sufficient cash to make these  distributions,  the Funds may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount,  timing and tax character of income distributed to you by the Funds.

Special Risk Considerations
     Foreign  Securities Risks. The Funds have the right to purchase  securities in any developed,  underdeveloped or emerging country. Investors should consider carefully the  substantial  risks involved in investing in securities  issued by companies and governments of foreign nations. These risks are in addition to the usual risks  inherent  in  domestic  investments.  There is the  possibility  of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may include  suspension of the ability  to  transfer  currency  from  a  given  country),  default  in  foreign
government   securities,   political  or  social   instability   or   diplomatic
developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

                                       16

     Further,  the Funds may  encounter  difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which the Funds may  invest may also be  smaller,  less  liquid  and  subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile  and, in the past,  securities  in these  countries  have offered greater  potential  for  gain (as well as loss)  than  securities  of  companies located in developed countries.  Until recently,  there has been an absence of a
capital  market  structure  or  market-oriented   economy  in  certain  emerging
countries.  Further,  investments and  opportunities  for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging  countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners  may invest and  prohibitions  on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.  Additional restrictions may be imposed at any time by these or other countries in which the Funds invest.  Also, the  repatriation of both investment income and capital from several  foreign  countries is restricted and controlled under  certain  regulations,  including,  in some  cases,  the need for  certain governmental  consents.  Although these  restrictions  may in the future make it undesirable to invest in emerging  countries,  the Manager does not believe that any current  repatriation  restrictions  would  affect its decision to invest in such  countries.  Countries  such as those in which the Funds  may  invest  have historically  experienced  and may continue to experience,  substantial,  and in some periods  extremely  high rates of inflation  for many years,  high interest rates,  exchange rate  fluctuations or currency  depreciation,  large amounts of external debt,  balance of payments and trade  difficulties  and extreme poverty and  unemployment.  Other factors which may influence the ability or willingness to  service  debt  include,  but are not  limited  to,  a  country's  cash  flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service  burden to the economy as a whole, its government's policy towards the International  Monetary Fund, the World Bank and  other  international  agencies  and the  political  constraints  to which a government debtor may be subject.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates and the  extent  of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's

                                       17

international  currency  reserves and its access to foreign  exchange.  Currency devaluations may affect the ability of a government  issuer to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing,  a foreign governmental issuer may default on its obligations.  If such a default occurs, the Funds may have limited effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases, be pursued in the courts of the defaulting party itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the political climate in the relevant country.
In addition,  no assurance can be given that the holders of commercial bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the expiration of the contract.  Accordingly,  it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign  currency the Funds are  obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency).  Conversely, it may be  necessary  to sell on the  spot  market  some  of the  foreign  currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Funds are obligated to deliver.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. We post a list of each Fund's portfolio holdings monthly,  with a 30-day lag,  on the Funds' Web site,  www.delawareinvestments.com.  In  addition,  on a
10-day lag, we also make available on the Web site a month-end  summary  listing of the number of each Fund's securities,  country and asset allocations, and top
10  securities  and  sectors by  percentage  of  holdings  for each  Fund.  This information  is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 800 523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel, the Funds' financial printer, and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Funds,  the  Manager,  nor any  affiliate  receive any compensation or

                                       18

consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Board  will be  notified  of any  substantial  change to the  foregoing procedures.  The Board also  receives an annual  report  from the Trust's  Chief
Compliance  Officer  which,  among other things,  addresses the operation of the
Trust's procedures concerning the disclosure of portfolio holdings information.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board.  Certain officers and Trustees of the Trust hold identical  positions in each of the other Delaware Investments(R) Funds.  As of the date of this Part
B, the Trust's  officers and Trustees did not own any shares of any Class of the
Funds because no shares of the Funds were outstanding.  The Trust's Trustees and principal  officers  are noted  below  along with their dates of birth and their business  experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.

------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
                                                                                                 Number of
                                                                                               Portfolios in
                                                                                                Fund Complex          Other
                                                                                                Overseen by       Directorships
                                                                                                  Trustee/       Held by Trustee/
Name, Address, and       Position(s) Held   Length of Time   Principal Occupation(s) During     Director or        Director or
Birthdate                 with the Trust        Served                Past 5 Years                Officer            Officer
-----------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne(1)          Chairman,       Chairman and        Mr. Coyne has served in             84          Director--Kayden
2005 Market Street       President, Chief    Trustee since    various executive capacities                            Corp.
Philadelphia, PA 19103       Executive        August 2006    at different times at Delaware
                           Officer, and                              Investments(2)
April 14, 1963                Trustee        President and
                                                 Chief
                                               Executive
                                             Officer since
                                              August 2006
-----------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett             Trustee         Since March          Private Investor--                84           Director--Bryn
2005 Market Street                               2005            (March 2004-- Present)                          Mawr Bank Corp.
Philadelphia, PA 19103                                                                                                (BMTC)
                                                                  Investment Manager--                           (April 1, 2007 -
October 4, 1947                                                   Morgan Stanley & Co.                               Present
                                                                (January 1984--March 2004)
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
John A. Fry                   Trustee        Since January             President--                   84         Director--Community
2005 Market Street                               2001          Franklin & Marshall College                        Health Systems
Philadelphia, PA 19103                                            (June 2002-- Present)
                                                                                                                 Director--Allied
May 28, 1960                                                   Executive Vice President -                        Barton Security
                                                               University of Pennsylvania                            Holdings
                                                                (April 1995-- June 2002)

                                       19

------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
Anthony D. Knerr              Trustee         Since April       Founder/Managing Director            84                None
2005 Market Street                               1990         --Anthony Knerr & Associates
Philadelphia, PA 19103                                           (Strategic Consulting)
                                                                     (1990--Present)
December 7, 1938
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
Lucinda S. Landreth           Trustee         Since March      Chief Investment Officer--            84                None
2005 Market Street                               2005                Assurant, Inc.
Philadelphia, PA 19103                                                 (Insurance)
                                                                       (2002--2004)
June 24, 1947
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
Ann R. Leven                  Trustee            Since                Consultant--                   84            Director and
2005 Market Street                          September 1989           ARL Associates                              Audit Committee
Philadelphia, PA 19103                                              Financial Planner                             Chairperson--
                                                                    (1983-- Present)                               Andy Warhol
November 1, 1940                                                                                                    Foundation

                                                                                                                   Director and
                                                                                                                 Audit Committee
                                                                                                                     Chair--
                                                                                                                  Systemax Inc.
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
Thomas F. Madison             Trustee          Since May        President/Chief Executive            84             Director--
2005 Market Street                              1997(3)        Officer--MLM Partners, Inc.                       CenterPoint Energy
Philadelphia, PA 19103                                         (Small Business Investing &
                                                                       Consulting)                                 Director and
February 25, 1936                                               (January 1993-- Present)                         Audit Committee
                                                                                                                  Chair--Digital
                                                                                                                    River Inc.

                                                                                                                   Director and
                                                                                                                 Audit Committee
                                                                                                                     Chair--
                                                                                                                      Rimage
                                                                                                                   Corporation

                                                                                                                    Director--
                                                                                                                     Valmont
                                                                                                                 Industries, Inc.
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
Janet L. Yeomans              Trustee         Since April               Treasurer                    84                None
2005 Market Street                               1999           (January 2006 - Present)
Philadelphia, PA 19103
                                                                    Vice President--
July 31, 1948                                                    Mergers & Acquisitions
                                                                      (January 2003
                                                                    - January 2006),
                                                                   and Vice President
                                                               (July 1995 - January 2003)
                                                                     3M Corporation

                                                              Ms. Yeomans has held various
                                                               management positions at 3M
                                                                 Corporation since 1983.

                                       20

------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------
J. Richard Zecher             Trustee         Since March     Founder-- Investor Analytics           84            Director and
2005 Market Street                               2005               (Risk Management)                            Audit Committee
Philadelphia, PA 19103                                            (May 1999-- Present)                               Member--
                                                                                                                Investor Analytics
July 3, 1940                                                      Founder--Sutton Asset
                                                                 Management (Hedge Fund)                           Director and
                                                               (September 1996-- Present)                        Audit Committee
                                                                                                                     Member--
                                                                                                                  Oxigene, Inc.
------------------------ ------------------ ---------------- -------------------------------- ----------------- -------------------

                                       21

-------------------------- ------------------ ---------------- -------------------------------- ------------------ ----------------
                                                                                                    Number of           Other
                                                                                                  Portfolios in     Directorships
                                                                                                  Fund Complex         Held by
                                                                                                   Overseen by         Trustee/
Name, Address and          Position(s) Held   Length of Time   Principal Occupation(s) During   Trustee/Director     Director or
Birthdate                   with the Trust        Served                Past 5 Years               or Officer          Officer
-----------------------------------------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------------------------------------
David F. Connor             Vice President,   Vice President    Mr. Connor has served as             84                None(4)
2005 Market Street          Deputy General         since        Vice President and Deputy
Philadelphia, PA 19103       Counsel, and     September 2000       General Counsel at
                               Secretary       and Secretary   Delaware Investments since
December 2, 1963                               since October              2000
                                                   2005
-------------------------- ------------------ ---------------- ---------------------------- ---------------------- ----------------
David P. O'Connor             Senior Vice       Senior Vice    Mr. O'Connor has served in            84                None(4)
2005 Market Street            President,        President,        various executive and
Philadelphia, PA 19103     General Counsel,       General          legal capacities at
                            and Chief Legal    Counsel, and        different times at
February 21, 1966               Officer         Chief Legal       Delaware Investments
                                               Officer since
                                               October 2005
-------------------------- ------------------ ---------------- ---------------------------- ---------------------- ----------------
John J. O'Connor              Senior Vice        Treasurer     Mr. O'Connor has served in            84                None(4)
2005 Market Street           President and    since February        various executive
Philadelphia, PA 19103         Treasurer           2005          capacities at different
                                                                    times at Delaware
June 16, 1957                                                          Investments

-------------------------- ------------------ ---------------- ---------------------------- ---------------------- ----------------
Richard Salus                 Senior Vice          Chief         Mr. Salus has served in             84                None(4)
2005 Market Street           President and       Financial          various executive
Philadelphia, PA 19103      Chief Financial    Officer since     capacities at different
                                Officer        November 2006        times at Delaware
October 4, 1963                                                        Investments
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Coyne is  considered  to be an  "Interested  Trustee"  because he is an executive officer of the Trust's Manager.
(2)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter, and transfer agent.
(3)  In 1997,  several  funds  managed by  Voyageur  Fund  Managers,  Inc.  (the
     "Voyageur Funds") were incorporated into the Delaware Investments(R) Family of Funds.  Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
(4)  Messrs.  Connor, David P. O'Connor,  John J. O'Connor, and Salus also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal underwriter,  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust, an investment company that has several  portfolios  sub-advised by the Fund's investment manager and whose investment  advisor  is an  affiliated  person  of  the  Fund's  investment manager.

     The following is additional information regarding investment  professionals affiliated with the Trust.

----------------------------- ---------------------------------- ---------------------------- --------------------------------------
Name, Address, and Birthdate       Position(s) Held with the         Length of Time Served     Principal Occupation(s) During Past
                                         Global Funds                                                        5 Years
----------------------------- ---------------------------------- ---------------------------- --------------------------------------
Damon J. Andres                    Vice President and Senior               10 years             Mr. Andres has served in various
2005 Market Street                     Portfolio Manager                                        executive capacities at different
Philadelphia, PA 19103                                                                           times at Delaware Investments.

October 24, 1969

                                       22

----------------------------- ---------------------------------- ---------------------------- --------------------------------------
Liu-Er Chen                     Senior Vice President and Chief             1 year               Senior Vice President and Chief
2005 Market Street               Investment Officer-- Emerging                                    Investment Officer-- Emerging
Philadelphia, PA  19103                 Markets Equity                                                   Markets Equity
                                                                                                 Delaware Investment Advisers (a
April 14, 1962                                                                                    series of Delaware Management
                                                                                                         Business Trust)
                                                                                                   (September 2006-- Present)

                                                                                                 Evergreen Investment Management
                                                                                                Company-- Various Positions with
                                                                                               most recent being Managing Director
                                                                                                   & Senior Portfolio Manager
                                                                                                          (1995-- 2006)
----------------------------- ---------------------------------- ---------------------------- --------------------------------------
Babak Zenouzi                  Senior Vice President and Senior             1 Year             Mr. Zenouzi served as a partner and
2005 Market Street                     Portfolio Manager                                           senior portfolio manager at
Philadelphia, PA 19103-7094                                                                    Chartwell Investment Partners prior
                                                                                               to joining Delaware Investments in
February 9, 1963                                                                                 May 2006. Mr. Zenouzi served in
                                                                                                 various different capacities at
                                                                                                   different times at Delaware
                                                                                                 Investments from 1992 to 1999.
----------------------------- ---------------------------------- ---------------------------- --------------------------------------

     The following  table shows each Trustee's  ownership each Funds shares,  if any, and of all Delaware Investments(R) Funds as of December 31, 2006.

-------------------------- ---------------------------------- -----------------------------------------------------------
Name                            Dollar Range of Equity            Aggregate Dollar Range of Equity Securities in All
                               Securities in the Funds*        Registered Investment Companies Overseen by Trustee in
                                                                            Family of Investment Companies
-------------------------------------------------------------------------------------------------------------------------
Interested Trustee
-------------------------- ---------------------------------- -----------------------------------------------------------
Patrick P. Coyne                         None                                       Over $100,000
-------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------- ---------------------------------- -----------------------------------------------------------
Thomas L. Bennett                        None                                            None
-------------------------- ---------------------------------- -----------------------------------------------------------
John A. Fry(1)                           None                                       Over $100,000
-------------------------- ---------------------------------- -----------------------------------------------------------
Anthony D. Knerr                         None                                     $10,001 - $50,000
-------------------------- ---------------------------------- -----------------------------------------------------------
Lucinda S. Landreth                      None                                     $50,001 - $100,000
-------------------------- ---------------------------------- -----------------------------------------------------------
Ann R. Leven                             None                                       Over $100,000
-------------------------- ---------------------------------- -----------------------------------------------------------
Thomas F. Madison                        None                                     $10,001 - $50,000
-------------------------- ---------------------------------- -----------------------------------------------------------
Janet L. Yeomans                         None                                       Over $100,000
-------------------------- ---------------------------------- -----------------------------------------------------------
J. Richard Zecher                        None                                      $10,001-$50,000
-------------------------------------------------------------------------------------------------------------------------

     *    As of the date of this  Part B, the  Funds  currently  have no  shares outstanding.
     (1)  As of  December  31,  2006,  John A.  Fry  held  assets  in a 529 Plan account.  Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Delaware Investments(R) Funds. Mr. Fry held no shares of the  Delaware  Investments(R)  Funds  outside of the
          Plan as of December 31, 2006.

     The following  table sets forth the  compensation  received by each Trustee
from  the  Trust  and  the  total   compensation   received  from  all  Delaware
Investments(R) Funds for which he or she served as a Trustee or Director for the fiscal year ended September 30, 2006. Only the Trustees of the Trust who are not
"interested  persons"  as  defined  by the  1940  Act  (i.e.,  the  "Independent
Trustees") receive compensation from the Funds. The following table provides, in addition,  information  on the  retirement  benefits  accrued on behalf of those
Trustees  eligible  to receive  such  benefits  under the  Delaware  Investments
Retirement Plan for  Trustees/Directors  (the "Retirement  Plan"). This plan was recently terminated as more fully described below.

                                       23

------------------------------- -------------------------- --------------------------- ----------------------------
                                                                                          Total Compensation from
                                                               Retirement Benefits       the Investment Companies
                                  Aggregate Compensation     Accrued as Part of Fund          in the Delaware
Trustee                              from the Trust                 Expenses(1)          Investments(R) Complex(2)
------------------------------- -------------------------- --------------------------- ----------------------------

Thomas L. Bennett                       $4,454.61                      $0                      $156,666.70
------------------------------- -------------------------- --------------------------- ----------------------------

John A. Fry                             $4,618.28                  $4,103.19                   $162,516.70
------------------------------- -------------------------- --------------------------- ----------------------------

Anthony D. Knerr                        $4,272.62                  $18,521.69                  $150,266.70
------------------------------- -------------------------- --------------------------- ----------------------------

Lucinda S. Landreth                     $4,272.62                      $0                      $150,266.70
------------------------------- -------------------------- --------------------------- ----------------------------

Ann R. Leven                            $5,338.96                  $17,075.75                  $187,733.40
------------------------------- -------------------------- --------------------------- ----------------------------

Thomas F. Madison                       $4,907.39                  $18,325.65                  $172,500.02
------------------------------- -------------------------- --------------------------- ----------------------------

Janet L. Yeomans                        $4,454.61                  $7,954.60                   $156,666.70
------------------------------- -------------------------- --------------------------- ----------------------------

J. Richard Zecher                       $4,381.97                      $0                      $154,166.70
------------------------------- -------------------------- --------------------------- ----------------------------

(1)  Figures  reflect  amounts  already  accrued under the  Retirement  Plan and additional amounts accrued to effect the termination of the Retirement Plan for Funds that are series of the Trust as of November 30, 2006. The Manager has  agreed to absorb a minimum  of  $500,000  through  certain  additional waivers and/or  reimbursements for those Funds within the Fund Complex that are subject to expense limitations.
(2)  Effective December 1, 2006, each Independent  Trustee/Director will receive an annual retainer fee of $84,000 for serving as a Trustee/Director for all
     32 investment companies in the Delaware  Investments(R) family, plus $5,000 per day for attending  each Board Meeting held on behalf of all  investment
     companies  in  the  complex.   Members  of  the  Nominating  and  Corporate
     Governance  Committee,  Audit Committee and Investments  Committee  receive additional  compensation of $2,500 for each Committee meeting attended.  In addition,  the  chairpersons  of the Audit,  Investments and Nominating and
     Corporate Governance Committees each receive an annual retainer of $15,000.
     The Lead/Coordinating Trustee/Director of the Delaware Investments(R) Funds
     receives an  additional  annual  retainer of $35,000.  These amounts do not include payments related to the termination of the Retirement Plan.

     Until  the  Retirement   Plan's   termination  as  described  below,   each
Independent  Trustee who, at the time of his or her retirement  from the Boards, having  attained  the age of 70 and  served  on the  Boards  for at  least  five continuous years, was entitled to receive payments from each investment  company in  the  Delaware Investments(R) family  for  which  he or  she  had  served  as
Trustee/Director.  These  payments  were to be made  for a  period  equal to the lesser of the number of years that such person served as a  Trustee/Director  or the remainder of such person's life. The amount of such payments would have been equal,  on an  annual  basis,  to the  amount  of the  annual  retainer  paid to
Trustees/Directors  of each  investment  company  at the  time of such  person's retirement.

     The table below sets forth the  estimated  annual  retirement  benefit that would have been payable  under the  Retirement  Plan at  specified  compensation levels and years of service.  Trustees  credited  with years of service  through
December 31, 2006 are: Mr. Knerr (17 years),  Ms. Leven (17 years),  Mr. Madison
(13 years), Ms. Yeomans (8 years), and Mr. Fry (6 years). During the fiscal year ended December 31, 2006, two former Trustees of the Trust were receiving  yearly benefits  under the  Retirement  Plan:  Mr.  Walter P. Babich  ($70,000) and Mr.
Charles E. Peck ($50,000).

                                       24

-------------------------------- ----------------------------------------------------------
                                                     Years of Service
-------------------------------- ---------------------------- -----------------------------
Amount of Annual Retainer Paid
    in Last Year of Service               0-4 Years                 5 Years or More
-------------------------------- ---------------------------- -----------------------------
          $50,000(1)                         $0                         $50,000
-------------------------------- ---------------------------- -----------------------------
          $70,000(2)                         $0                         $70,000
-------------------------------- ---------------------------- -----------------------------
          $80,000(3)                         $0                         $80,000
-------------------------------- ---------------------------- -----------------------------

     (1)  Reflects final annual retainer for Charles E. Peck, a retired trustee.
     (2)  Reflects  final  annual  retainer  for  Walter  P.  Babich,  a retired trustee.
     (3)  Reflects  annual  retainer at the time of  termination  for Anthony D.
          Knerr, Ann R. Leven, Thomas F. Madison,  Janet L. Yeomans, and John A.
          Fry.

     The Board of Trustees/Directors of the Delaware  Investments(R) Funds voted to terminate the Delaware  Investments  Retirement Plan for  Trustees/Directors,
effective  November 30, 2006. As a result of the  termination  of the Retirement
Plan, no further  benefits will accrue to any current or future  directors and a one-time  payment of benefits  earned under the Retirement  Plan will be paid to eligible  Trustees/Directors.  The amount of the payment represents the benefits to which  the  current  Trustee/Director  is  entitled  under  the  terms of the
Retirement  Plan.  The  calculation  of such  amount is based on: (1) the annual
retainer   amount   as  of  the  date  of   termination   ($80,000);   (2)  each
Trustee/Director's  years  of  service  as of the  date of  termination  (listed
above);   and  (3)  the   actuarially   determined   life   expectancy  of  each
Trustee/Director. The payments thus calculated are discounted to present value.

     The net present value of the benefits  accrued under the plan to which each
such   Independent   Trustee/Director   is   entitled   was   calculated   by  a
licensed/certified  actuary  and then  reviewed  and  approved  by the  Delaware
Investments(R) Funds' Independent Directors who had no benefits vested under the
Plan.  The  amounts  being  paid  in  2007  are as  follows:  Anthony  D.  Knerr
($702,373);  Ann R. Leven  ($648,635);  Thomas F. Madison  ($696,407);  Janet L.
Yeomans ($300,978); and John A. Fry ($155,030).

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting  firm  and the  full  Board.  The  Trust's  Audit
Committee  consists  of the  following  four  Independent  Trustees:  Thomas  F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held six meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the Board  only in the event  that there is a vacancy on the
Board.  Shareholders who wish to submit  recommendations  for nominations to the
Board to fill a vacancy  must  submit  their  recommendations  in writing to the
Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at
2005  Market  Street,  Philadelphia,  Pennsylvania  19103.  Shareholders  should include  appropriate  information on the background  and  qualifications  of any person  recommended  (e.g.,  a  resume),  as  well  as the  candidate's  contact information  and a written  consent from the candidate to serve if nominated and elected.  Shareholder  recommendations  for  nominations  to the  Board  will be accepted on an ongoing basis and such  recommendations  will be kept on file for consideration  when there is a vacancy on the Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,  Chairman;  Anthony D.
Knerr;  Lucinda S. Landreth;  and Ann R. Leven (ex-officio).  The committee held six meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is

                                       25

comprised of all of the Trust's  Independent  Trustees.  The Independent Trustee
Committee held four meetings during the Trust's last fiscal year.

     Investments  Committee:  The primary purposes of the Investments  Committee are to: (i) assist the Board at its request in its  oversight of the  investment advisory  services  provided  to  the  Funds  by  the  Manager  as  well  as any sub-advisers;  (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed  amendments to existing  agreements  and to recommend what action the full Board and the independent  directors/trustees take regarding the approval of all such proposed  arrangements;  and (iii) review from time to time reports supplied by the Manager  regarding  investment  performance and expenses and suggest changes to such reports.  The Investments  Committee consists of the following four Independent  Trustees:  Thomas L. Bennett,  Chairman;  Lucinda S.
Landreth,  Jan L. Yeomans; and J. Richard Zecher. The Investments  Committee was
established  on October 25, 2006. The  Investments  Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
     The Trust has  formally  delegated  to the Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Funds.  If and when  proxies  need to be voted on behalf of the  Funds,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee"),  which is responsible for overseeing the Manager's proxy  voting  process for the Funds.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Funds.

     In order to facilitate  the actual process of voting  proxies,  the Manager has have contracted with Institutional  Shareholder  Services ("ISS") to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the  Procedures.  The Committee is responsible  for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Funds,  ISS will create a record of the vote.  Information  (if any) regarding how the Funds voted proxies relating to portfolio  securities  during the most  recently  reported  12-month period  ended June 30 is  available  without  charge (i) through the Trust's Web
site  at   www.delawareinvestments.com;   and  (ii)  on  the  SEC's  website  at
www.sec.gov.

     The Procedures contain a general guideline stating that  recommendations of company management on an issue  (particularly  routine issues) should be given a fair amount of weight in determining how proxy issues should be voted.  However, the Manager  will  normally  vote  against  management's  position  when it runs counter to its specific  Proxy Voting  Guidelines  (the  "Guidelines"),  and the
Manager will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Funds.  Some  examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

                                       26

     Because the Trust has delegated  proxy voting to the Manager,  the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies that the Manager  receives on behalf of the
Funds are voted by ISS in accordance  with the  Procedures.  Because  almost all
Fund  proxies are voted by ISS  pursuant to the  pre-determined  Procedures,  it normally will not be necessary  for the Manager to make an actual  determination of how to vote a particular  proxy,  thereby  largely  eliminating  conflicts of interest for the Manager  during the proxy voting  process.  In the very limited instances  where the  Manager is  considering  voting a proxy  contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the
Manager.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Funds.  The  Committee  will then review the proxy voting  materials  and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Funds.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and direction of the Board.  The Manager also  provides  investment
management  services  to  all  of  the  other  Delaware   Investments(R)  Funds.
Affiliates  of  the  Manager  also  manage  other  investment  accounts.   While
investment  decisions  for the Funds are made  independently  from  those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Funds. The Manager pays the salaries of all Trustees,  officers and  employees  who are  affiliated with both the Manager and the Trust.

     The  Manager  and  its   predecessors   have  been  managing  the  Delaware
Investments(R) Funds since  1938.  As of June  30,  2007,  the  Manager  and its affiliates within Delaware  Investments were managing in the aggregate in excess of $164  billion  in assets in  various  institutional  or  separately  managed, investment company and insurance  accounts.  The Manager is a series of Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to delete the words "Delaware Group" from the Trust's name.

     The  Investment  Management  Agreement  between  the Funds and the  Manager
("Investment  Management Agreement") is dated December 17, 1999 and was approved by Shareholders by consent.  The Investment  Management Agreement has an initial term of two years and may be renewed  each year only so long as such renewal and continuance are specifically  approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms of the Investment  Management  Agreement and the renewal thereof have been approved by the vote of a majority of the Independent  Trustees of the Trust who are not parties thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The Investment
Management  Agreement is  terminable  without  penalty on 60 days' notice by the trustees of the Funds or by the Manager.  The  Investment  Management  Agreement
will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreements,  the Funds  shall pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

                                       27

----------------------------------------------- -------------------------------------------------------------------
                                                                       Management Fee Rate
                         Fund Name                  (annual rate as a percentage of average daily net assets)
----------------------------------------------- -------------------------------------------------------------------
Delaware Global Real Estate Securities Fund     0.99% on the first $100 million
                                                0.90% on the next $150 million to $250 million
                                                0.80% on average daily net assets in excess of $250 million
----------------------------------------------- -------------------------------------------------------------------
Delaware Healthcare Fund                        0.85% on the first $500 million
                                                0.80% on the next $500 million
                                                0.75% on the next $1.5 billion
                                                0.70% on the average daily net assets in excess of $2.5 billion
----------------------------------------------- -------------------------------------------------------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution  Agreement,  the
Funds are responsible for all of their own expenses. Among others, such expenses include  the  Funds'  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street,  Philadelphia,  PA 19103, serves as the national distributor for Trust's shares  under a  Distribution  Agreement  dated May 15,  2003,  as amended.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund classes under their respective  Rule 12b-1 Plan. The  Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell shares of the Funds.  See the applicable  Prospectus for  information on how to  invest.  Shares of the Funds are  offered on a  continuous  basis by the
Distributor  and may be  purchased  through  authorized  investment  dealers  or directly by contacting the Distributor or the Trust. The Distributor also serves as a national distributor for the other Delaware Investments(R) Funds. The Board annually reviews fees paid to the Distributor.

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the  Funds'  financial  intermediary  wholesaler  pursuant  to a Third
Amended  and  Restated  Financial   Intermediary   Distribution  Agreement  (the
"Financial Intermediary  Agreement") with the Distributor as of January 1, 2007.
LFD is primarily  responsible  for promoting the sale of the Fund shares through
broker/dealers,   financial   advisors   and  other   financial   intermediaries
(collectively,  "Financial  Intermediaries").  The address of LFD is 2001 Market
Street,  Philadelphia,  PA 19103-7055.  The Distributor  pays LFD for the actual
expenses   incurred  by  LFD  in  performing  its  duties  under  the  Financial
Intermediary  Agreement as determined  by the  Distributor's  monthly  review of
information   retrieved  from  Lincoln  Financial  Group's   applicable  expense
management  system.  Based on this review,  the Distributor may request that LFD provide  additional  information  describing  its expenses in detail  reasonably acceptable to the Distributor.  Additionally,  the parties shall agree from time to time to a mechanism to monitor LFD's expenses. The fees associated with LFD's services to the funds are borne  exclusively by the  Distributor  and not by the
Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as shareholder servicing, dividend disbursing and transfer agent ("Transfer Agent")
pursuant to a Shareholders  Services Agreement dated April 19, 2001, as amended.
The Transfer Agent is an indirect subsidiary of DMH and, therefore,  of Lincoln.
The  Transfer  Agent acts as  shareholder  servicing,  dividend  disbursing  and transfer  agent for other  Delaware Investments(R) Funds.  The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account  charge of $27.00  for each open  account  and  $10.00  for each  closed account  on its  records  and  each  account  held  on a  sub-accounting  system maintained by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  Shareholder

                                       28

and  Retirement  Accounts  maintained as of the last calendar day of each month.
Compensation is fixed each year and approved by the Board,  including a majority of the Independent Trustees.

     Each Fund, in addition to the Transfer  Agent,  has  authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other  intermediaries  to accept purchase and redemption orders on the behalf of each Fund.  For  purposes of pricing,  each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Service  Company,  Inc. also provides  accounting  services to the
Funds pursuant to a separate Fund Accounting  Agreement.  Those services include performing all functions related to calculating the Funds' NAV and providing all financial reporting services,  regulatory  compliance testing, and other related accounting services. For its services,  Delaware Service Company, Inc. is paid a fee based on total assets of all of the Delaware Investments(R) Funds  for which it provides such accounting  services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which  Delaware  Service  Company,
Inc. furnishes  accounting  services.  The fees are charged to each Fund and the other Delaware Investments(R) Funds on an aggregate pro rata basis.

Custodian
     Mellon Bank,  N.A.,  ("Mellon"),  One Mellon Center,  Pittsburgh,  PA 15258
serves as  custodian of the Funds.  As  custodian,  Mellon  maintains a separate account  or  accounts  for each Fund;  receives,  holds and  releases  portfolio securities on account of the Fund; receives and disburses money on behalf of the
Fund; and collects and receives income and other payments and  distributions  on account of the Funds' portfolio securities.

     With  respect  to  foreign  securities,   Mellon  makes  arrangements  with
sub-custodians  who were approved by the Board in accordance  with Rule 17f-5 of the 1940 Act. When selecting  foreign  sub-custodians,  the Trustees  consider a number of factors,  including, but not limited to, the reliability and financial stability  of the  institution,  the  ability  of  the  institution  to  provide efficiently the custodial services required for each Fund, and the reputation of the institutions in the particular country or region.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                                       29

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2007, unless otherwise noted. Any accounts managed in a personal capacity appear under
"Other Accounts" along with the other accounts managed on a professional  basis.
The  personal  account  information  is current as of the most  recent  calendar quarter end for which account statements are available.

-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
                                                                            No. of Accounts with      Total Assets in Accounts
                                                        Total Assets                                     with Performance-
                                  No. of Accounts          Managed         Performance-Based Fees            Based Fees
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
Damon J. Andres
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Registered Investment                8              $2.8 billion                 0                           $0
    Companies
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Other Pooled Investment              0                   $0                      0                           $0
    Vehicles
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Other Accounts                       7              $86.2 million                0                           $0
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
Liu-Er Chen
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Registered Investment                21             $4.9 billion                 0                           $0
    Companies
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Other Pooled Investment              1              $4.5 million                 0                           $0
    Vehicles
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Other Accounts                       17             $1.1 billion                 1                     $107.1 million
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
Babak (Bob) Zenouzi
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Registered Investment                8              $2.8 billion                 0                           $0
    Companies
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Other Pooled Investment              0                   $0                      0                           $0
    Vehicles
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------
    Other Accounts                       6              $86.7 million                0                           $0
-------------------------------- ------------------- -------------------- ------------------------- -----------------------------

Description of Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ. For example, an account or Fund may be  selling a  security,  while  another  account or Fund may be  purchasing  or holding the same security.  As a result,  transactions  executed for one account
may  adversely   affect  the  value  of  securities  held  by  another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts for which the  investment  would be  suitable  may not be able to  participate.  The
Manager has adopted  procedures  designed to allocate  investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

     One  of  the   accounts   managed  by  the   portfolio   managers   have  a
performance-based fee. This compensation structure presents a potential conflict of interest. The portfolio managers have an incentive to manage such accounts so as to enhance the  performance of those accounts,  to the possible  detriment of
other   accounts   for  which  the

                                       30

investment manager does not receive a performance-based fee.

Compensation Structure
     Each portfolio's manager's compensation consists of the following:

     Base Salary.  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus-REITs.  The bonus pool is determined by the revenues  associated with the  products  a  portfolio  manager  manages.  The  portfolio  manager  keeps a percentage  of the  revenues and the  remaining  percentage  of revenues  (minus appropriate  expenses  associated  with  relevant  product  and  the  investment management team) create the "bonus pool" for the product. Various members of the team have the  ability  to earn a  percentage  of the  bonus  pool with the most senior contributor having the largest share.

     The pool is  allotted  based on  subjective  factors  (50%)  and  objective factors (50%).  The primary  objective  factors are the performance of the funds managed  relative to the performance of the  appropriate  Lipper peer groups and the  performance  of the  institutional  accounts  relative to the NAREIT equity index,  each of which is given  equal  weight.  Performance  is  measured as the result of one's  standing in the Lipper  peer groups and  relative to the NAREIT equity index on a one-year,  three-year  and five-year  basis,  all of which are equally weighted. There is no objective award for a fund whose performance falls below the 50th percentile for a given time period.  There is a sliding scale for performance achievements above the 50th percentile.

     Bonus-Healthcare.  Mr.  Chen  has a base  bonus  that  is  guaranteed.  Any additional bonus over the base bonus is 100% based on subjective factors.  After certain  performance  objectives  are reached the bonus pool will increase above the base bonus. The primary objective is the performance of the fund relative to
Healthcare  Lipper  peer group.  Performance  is measured as the result of one's standing in the Lipper peer group on a one-year, three-year and five-year basis.
Three-year  performance is weighted more heavily and there is no award above the base bonus for  performance  below the 40th  percentile for a given time period.
There is a sliding scale for performance achievements above the 40th percentile.

     Deferred  Compensation.   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan.  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock  units,  or  "performance  shares," in Lincoln
National Corporation. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH  and  Lincoln  National  Corporation.  DMH  is,  in  turn,  an  indirect, wholly-owned subsidiary of Delaware Investments(R).

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain Delaware Investments(R) investment personnel of the  Manager  with a more  direct  means of  participating  in the growth of the investment manager. Under the terms of the plan, stock options typically vest in
25%  increments  on a four-year  schedule  and expire 10 years  after  issuance.
Options  are  awarded  from time to time by the  investment  manager in its full discretion.  Option  awards may be based in part on  seniority.  The fair market value of the shares is normally  determined  as of each June 30 and December 31.
Shares  issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are

                                       31

eligible to participate in Lincoln's Long-Term Incentive Plan, which is designed to provide a long-term  incentive  to officers  of  Lincoln.  Under the plan,  a specified  number  of  performance  shares  are  allocated  to each unit and are awarded to  participants  in the discretion of their managers in accordance with recommended  targets  related  to the  number  of  employees  in a unit that may receive an award and the number of shares to be awarded.  The performance shares have a three year  vesting  schedule  and,  at the end of the three  years,  the actual number of shares  distributed  to those who received  awards may be equal to,  greater  than or less  than the  amount  of the  award  based on  Lincoln's achievement  of certain  performance  goals  relative to a  pre-determined  peer group.

     Other  Compensation.  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities - The Manager
     As of the date of this Part B, no shares of the Funds were outstanding and, therefore,  the Funds' portfolio managers did not beneficially own any shares of the Funds.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     The Manager  selects  broker/dealers  to execute  transactions on behalf of each Fund for the purchase or sale of portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution for the Funds.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where a Fund  either  buy  securities  directly  from the  dealer  or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the securities  industry.  In  some  instances,  the  Funds'  pays a  minimal  share transaction cost when the transaction presents no difficulty.

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively,  with respect to the mutual fund or separate account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Funds' Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers are not, in general, higher than commission that would be paid to broker/dealers  not  providing  such  services  and that  such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such

                                       32

cases,  the Manager will make a good faith  allocation of brokerage and research services and will pay out of its own  resources for services used by the Manager in  connection  with  administrative  or  other  functions  not  related  to its investment  decision-making  process.  In  addition,  so  long  as  no  fund  is
disadvantaged,   portfolio  transactions  that  generate  commissions  or  their equivalent are allocated to  broker/dealers  who provide daily portfolio pricing services to a Fund and to other Delaware  Investments(R)  Funds. Subject to best execution,  commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the  opinion  of the  Manager  and the  Trust's  Board  that  the advantages of combined  orders outweigh the possible  disadvantages  of separate transactions.

     Consistent with the Financial Industry  Regulatory  Authority ("FINRA") and
subject  to  seeking  best   execution,   the  Manager  may  place  orders  with
broker/dealers  that have  agreed  to  defray  certain  Fund  expenses,  such as custodian fees.

     The Funds have been given the  authority  to  participate  in a  commission recapture  program.  Under the program and subject to seeking best execution (as described in the first paragraph in this section),  the Funds may direct certain security  trades to brokers  who have  agreed to rebate a portion of the related brokerage  commission to the Funds in cash. Any such commission  rebates will be included  as  a  realized  gain  on  securities  in  the  appropriate  financial statements of each Fund. The Manager and its affiliates  have previously and may in the future act as an investment  manager to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program described above.  In addition,  affiliates  of the  administrator  act as  consultants  in
helping   institutional   clients  choose  investment   managers  and  may  also
participate  in other  types of  businesses  and provide  other  services in the investment management industry.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized  and  allocated to each Class of each
Fund, an unlimited  number of shares of  beneficial  interest with no par value.
All  shares  are,  when  issued  in  accordance  with the  Trust's  registration statement (as amended from time to time),  governing  instruments and applicable law, fully paid and  non-assessable.  Shares do not have pre-emptive rights. All shares of a Fund represent an undivided  proportionate interest in the assets of such Fund. As a general  matter,  shareholders  of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes' Rule 12b-1
Plans that  relate to the Class of shares  that they hold.  Each share Class has the same voting and other rights and preferences as the other Classes of a Fund.
General  expenses  of each Fund will be  allocated  on a  pro-rata  basis to the classes  according to asset size, except that expenses of the Fund Classes' Rule
12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of such Trust  voting for the election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

General Information
     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through

                                       33

authorized  investment  dealers or directly by contacting the Distributor or the
Trust. The Trust reserves the right to suspend sales of Fund shares,  and reject any order for the purchase of Fund's shares if in the opinion of management such rejection  is in the  Fund's  best  interest.  The  minimum  initial  investment generally is $1,000 for Class A Shares and Class C Shares.  Subsequent purchases of such  Classes  generally  must be at least $100.  The initial and  subsequent investment minimums for Class A Shares will be waived for purchases by officers,
Trustees and employees of any Delaware  Investments(R)  Fund, the Manager or any
of the  Manager's  affiliates  if the  purchases  are made pursuant to a payroll deduction program.  Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform  Transfers to Minors Act and shares  purchased in connection  with an
Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25. There are no minimum purchase  requirements for Class R and the Institutional Classes, but certain eligibility  requirements must be satisfied.

     For Class C Shares,  each  purchase  must be in an amount that is less than
$1,000,000.  See  "Investment  Plans" for  purchase  limitations  applicable  to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$1,000,000 of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind,  however,  that reduced front-end sales charges apply to investments of
$100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual  Rule 12b-1 Plan  expenses  than  Class C Shares  and  generally  are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers have the  responsibility  of transmitting  orders promptly.
Each Fund  reserves the right to reject any order for the purchase of its shares if in the opinion of management  such rejection is in such Fund's best interest.
If a purchase  is  canceled  because  your  check is  returned  unpaid,  you are responsible for any loss incurred. A Fund can redeem shares from your account(s)
to reimburse  itself for any loss, and you may be restricted  from making future purchases in any Delaware  Investments(R) Funds. Each Fund reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted  amendments to its Conduct Rules,  relating to investment company  sales  charges.  The Trust and the  Distributor  intend to  operate  in compliance with these rules.

     Class A Shares  are  purchased  at the  offering  price,  which  reflects a maximum front-end sales charge of 5.75%; however,  lower front-end sales charges apply for larger  purchases.  See the table in the Fund  Classes'  Prospectuses.
Class A Shares are also subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     Class C Shares  are  purchased  at NAV and are  subject  to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares and Class A Shares are subject.

                                       34

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class Shares are  purchased at the NAV per share without the imposition of a front-end sales charge, CDSC, or Rule 12b-1 Plan expenses.

     See "Plans under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
However,  purchases not involving the issuance of certificates  are confirmed to the investor and credited to the  shareholder's  account on the books maintained by the Transfer Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain  limited  circumstances  that are approved  by an  appropriate  officer of the Funds.  No charge is  assessed by a
Trust for any certificate  issued.  The Funds do not intend to issue replacement certificates  for  lost  or  stolen  certificates,  except  in  certain  limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions,  including the cost of obtaining a bond  covering  the lost or stolen  certificate.  Please  contact  the Trust for further information.  Investors who hold certificates  representing any of their shares  may  only  redeem  those  shares  by  written  request.  The  investor's certificate(s) must accompany such request.

     Accounts  of certain  omnibus  accounts  and  managed  or  asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements
     The  alternative  purchase  arrangements of the Fund Classes' Shares permit investors to choose the method of  purchasing  shares that is most  suitable for their needs given the amount of their  purchase,  the length of time they expect to  hold  their  shares  and  other  relevant  circumstances.  Investors  should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to  purchase  Class C Shares and have the entire  initial purchase amount invested in a Fund with the investment  thereafter  subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  Class C Shares are subject to a CDSC if the  shares are  redeemed  within 12 months of  purchase.  Class C Shares are subject to annual  Rule 12b-1 Plan  expenses  of up to a maximum of 1% (0.25% of which are  service  fees to be paid to the  Distributor,  dealers  or others for providing personal service and/or maintaining  shareholder  accounts) of average daily net  assets of the  respective  Class.  Class C Shares do not  convert  to another Class.

     The higher Rule 12b-1 Plan expenses on Class C Shares will be offset to the extent a return is realized on the additional money initially  invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition,  the effect of any return earned on such  additional  money will diminish over time. In Class C
Shares,  investors  should also  consider  the duration of the annual Rule 12b-1
Plan expenses to which each of the classes is subject.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing  Class C Shares to Class R Shares,  investors  should consider the higher  Rule 12b-1 Plan  expenses on Class C Shares.  Investors  also should consider  the fact  that,  like  Class C  Shares,  Class R Shares  do not have a front-end  sales  charge  and,  unlike  Class C Shares,  Class R Shares  are not subject to a CDSC.

                                       35

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, a Fund, the  Distributor and others will be paid, and in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees,  in the case of Class C Shares,  from the  proceeds of the Rule
12b-1 Plan fees and, if applicable,  the CDSC incurred upon  redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule  12b-1  Plan  fees.
Financial advisors may receive different compensation for selling Class A Shares and Class R Shares. Investors should understand that the purpose and function of the  respective  Rule 12b-1 Plans  (including  for Class R Shares) and the CDSCs applicable  to Class C Shares  are the same as those of the Rule  12b-1 Plan and the  front-end  sales charge  applicable to Class A Shares in that such fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class C Shares, Class R Shares, and Institutional Shares will be calculated in the same manner, at the same time and on the same day and will be in the same  amount,  except  that the amount of
12b-1  Plan  expenses  relating  to Class A Shares,  Class C Shares  and Class R
Shares will be borne exclusively by such shares. See "Determining Offering Price and Net Asset Value" below.

     Class A  Shares:  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments(R) Funds as to which a Limited CDSC applies (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption  and Exchange"  below) may be  aggregated  with those of the Class A
Shares of the  applicable  Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain purchases made under a Letter of
Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor  concerning the  applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other  Delaware  Investments(R) Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 1% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

                                       36

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for each of the Fund Classes (the  "Plans").  Each Plan permits the relevant Fund to pay for certain distribution,  promotional, and related expenses involved in the marketing  of only the class of shares to which the Plan  applies.  The Plans do not apply to  Institutional  Class  Shares.  Such  shares  are not  included  in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution  and marketing of Institutional  Class Shares.  Shareholders of the
Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time, and paying  distribution and maintenance fees to brokers,  dealers, and others. In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund Class  shares or provide  services  with respect to a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares (Delaware Select Growth Fund only) and Class C Shares are also used to pay the Distributor  for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by a Fund under its Plans,  and a Fund's
Distribution Agreement is, on an annual basis, up to 0.30% of the Fund's Class A
Shares'  average  daily net assets for the year up to 1.00%  (0.25% of which are service fees to be paid to the  Distributor,  dealers,  and others for providing personal service and/or maintaining shareholder accounts) of each of the Class C
Shares' average daily net assets for the year and up to 0.60% of Class R Shares'
average  daily net assets for the year.  The  Funds'  Distributor  may reduce or waive these  amounts at any time.  Currently the 12b-1 fees are being waived for all classes of each Fund.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Independent  Trustees,  who may  reduce the fees or  terminate  the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in excess of the amount paid on behalf of Fund Classes would be borne by such persons without any reimbursement from such Fund Classes.
Subject to seeking best  execution,  a Fund may, from time to time,  buy or sell portfolio securities from, or to, firms that receive payments under the Plans.

                                       37

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved by the Board, including a majority of the Independent Trustees who have no direct  or  indirect  financial  interest  in the Plans and the  Distribution
Agreements, by a vote cast in person at a meeting duly called for the purpose of voting  on the  Plans  and such  Agreements.  Continuation  of the Plans and the
Distribution  Agreements,  as amended, must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best  interest  of  shareholders  of the Fund  Classes  and that  there is a reasonable  likelihood of each Plan providing a benefit to its  respective  Fund
Class. The Plans and the Distribution Agreements,  as amended, may be terminated with  respect to a Fund  Class at any time  without  penalty  by a  majority  of
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans and the  Distribution  Agreements,  or by a majority  vote of the relevant
Fund Class' outstanding voting securities.  Any amendment materially  increasing the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities,  as well as by a majority vote of Independent  Trustees who have no direct or indirect  financial interest  in the Plans or  Distribution  Agreements.  Also,  any other  material amendment  to the  Plans  must be  approved  by a  majority  vote of the  Board, including  a majority  of  Independent  Trustees  who have no direct or indirect financial  interest in the Plans or  Distribution  Agreements.  In addition,  in order  for the  Plans to remain  effective,  the  selection  and  nomination  of
Independent  Trustees  must be  effected  by the  Trustees  who are  Independent
Trustees and who have no direct or indirect  financial  interest in the Plans or
Distribution  Agreements.  Persons  authorized to make payments  under the Plans must provide written reports at least quarterly to the Board for their review.

                                       38

Payments to Intermediaries
     The  Distributor,  LFD, and their  affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial  Intermediaries  in connection  with  the  sale or  retention  of  Fund  shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing,  educational support, and ticket charges.  Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds and/or some or all other Delaware Investments(R) Funds),  amount of assets invested by the Financial  Intermediary's customers (which could include current
or   aged   assets   of  the   Funds   and/or   some  or  all   other   Delaware
Investments(R) Funds),  the Funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds' Manager or its affiliates may benefit from the Distributor's or LFD's payment of compensation to Financial  Intermediaries  through increased fees resulting from additional  assets acquired  through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features - Class A Shares

     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
set forth the  categories of investors  who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A
Shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans)  (i)  that  purchased  Class A Shares  prior to a  recordkeeping transition  period  from  August  2004 to  October  2004 and (ii) where the plan participants'  records were maintained on Retirement Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided  that the plan (a) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of one or more
Delaware   Investments(R)  Fund  and  any  stable  value  account  available  to investment  advisory  clients  of  the  Manager  or  its  affiliates;  or (b) is sponsored  by an employer  that has at any point after May 1, 1997 had more than
100  employees   while  such  plan  has  held  Class  A  Shares  of  a  Delaware
Investments(R) Fund and such employer has properly  represented to, and received written  confirmation  back from RFS in writing that it has the requisite number of employees.  See "Group Investment Plans" below for information  regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A Shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance  program or had a product  participation  agreement with the sponsor of the alliance program.

     As  disclosed  in the  Fund  Classes'  Prospectuses,  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  Shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in  Class

                                       39

A  Shares  of  designated  Delaware  Investments(R)  Funds  ("eligible  Delaware
Investments(R)  Fund shares"),  as well as shares of designated  classes of non-
Delaware  Investments(R)  Funds  ("eligible  non- Delaware  Investments(R)  Fund shares"). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware  Investments(R)  and eligible non- Delaware  Investments(R)
Fund shares held by the Allied  Plan may be combined  with the dollar  amount of new purchases by that Allied Plan to obtain a reduced  front-end sales charge on additional  purchases  of eligible  Delaware  Investments(R)  Fund  shares.  See
"Combined Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments(R) Fund shares for other eligible Delaware  Investments(R)
Fund shares or for  eligible  non-  Delaware  Investments(R)  Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares,  both Delaware  Investments(R) and non- Delaware  Investments(R)  Funds,
which  were not  subject  to a front end sales  charge,  will be  subject to the applicable sales charge if exchanged for eligible Delaware  Investments(R)  Fund shares  to which a sales  charge  applies.  No sales  charge  will  apply if the eligible fund shares were previously  acquired  through the exchange of eligible shares on which a sales charge was already paid or through the  reinvestment  of dividends. See "Investing by Exchange" under "Investment Plans" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments(R)  Fund shares under an Allied  Plan.  In  determining  a financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware  Investments(R)  Fund  shares in  connection  with  Allied  Plans,  all participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Alternative Investment Arrangements."

     The Limited CDSC is applicable  to  redemptions  of NAV  purchases  from an
Allied Plan on which a dealer's commission has been paid. Waivers of the Limited
CDSC, as described in the Fund Classes'  Prospectuses,  apply to  redemptions by participants  in Allied Plans except in the case of exchanges  between  eligible
Delaware  Investments(R)  and  non-Delaware  Investments(R)  Fund  shares.  When eligible  Delaware  Investments(R)  Fund shares are exchanged into eligible non-
Delaware  Investments(R)  Fund  shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter  of  Intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period.  The Funds do not accept  retroactive  Letters of Intent.  The
13-month  period  begins on the date of the earliest  purchase.  If the intended investment is not completed,  except as noted below, the purchaser will be asked to pay an amount equal to the difference  between the front-end  sales charge on
Class A Shares  purchased  at the reduced  rate and the  front-end  sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the  expiration of the 13-month  period,  the Transfer
Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering  price at the level  designated in their Letter of Intent) of all their shares of the Funds and of any class of any of the other Delaware Investments(R)
Funds  previously  purchased  and still  held as of the date of their  Letter of
Intent toward the completion of such Letter,  except as described  below.  Those purchasers  cannot include  shares that did not carry a front-end  sales charge,
CDSC or Limited CDSC,  unless the  purchaser  acquired  those shares  through an exchange from a Delaware  Investments(R)  Fund that did carry a front-end  sales charge,  CDSC  or  Limited  CDSC.  For  purposes  of  satisfying  an  investor's obligation  under a Letter  of  Intent,  Class C  Shares  of the  Funds  and the
corresponding  classes of shares of other  Delaware  Investments(R)  Funds which offer  such  shares may be  aggregated  with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments(R) Funds.

                                       40

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intent to obtain a reduced  front-end sales charge on investments of
Class A Shares made by the plan. The aggregate investment level of the Letter of
Intent will be  determined  and accepted by the  Transfer  Agent at the point of plan  establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected  investments in Delaware
Investments(R)  Funds that are offered with a front-end  sales  charge,  CDSC or
Limited CDSC for a 13-month  period.  The Transfer  Agent  reserves the right to adjust  the  signed  Letter of Intent  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of Intent is accepted by the
Transfer Agent. If actual  investments exceed the anticipated level and equal an amount that would qualify the plan for further  discounts,  any front-end  sales charges will be  automatically  adjusted.  In the event this Letter of Intent is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without  completing  another  Letter of Intent) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated  in their  Letter of Intent) of all their  shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class C Shares of the  Funds  and  other  Delaware
Investments(R)  Funds  which offer  corresponding  classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments(R)  Funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments(R)  Fund that did carry a front-end  sales  charge,  CDSC or Limited
CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent  purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other  Delaware  Investments(R)  Funds which offer such classes  (except  shares of any Delaware  Investments(R)  Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser  has  previously  purchased  and still  holds Class A Shares of a Fund and/or  shares of any other of the classes  described in the  previous  sentence with a value of $40,000 and subsequently  purchases $10,000 at offering price of additional  shares of Class A Shares of the Fund,  the charge  applicable to the
$10,000 purchase would currently be 4.75%. For the purpose of this  calculation, the shares  presently  held shall be valued at the  public  offering  price that would have been in effect had the shares been purchased  simultaneously with the current purchase. Investors should refer to the table of sales charges for Class
A Shares in the Fund Classes' Prospectuses to determine the applicability of the
Right of Accumulation to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  (and of the
Institutional  Class  Shares of the Funds  holding  shares  which were  acquired through an exchange from one of the other Delaware  Investments(R) Funds offered with a  front-end  sales  charge)  who redeem such shares have one year from the date of redemption to reinvest all or part of their  redemption  proceeds in the same  Class  of the  Funds or in the same  Class  of any of the  other  Delaware
Investments(R)  Funds. In the case of Class A Shares,  the reinvestment will not be  assessed a  front-end  sales  charge.  The  reinvestment  will be subject to applicable  eligibility and minimum purchase  requirements and must be in states where shares of such other funds may be sold. This  reinvestment  privilege does not extend to Class A Shares where the  redemption  of the shares  triggered the payment of a Limited CDSC.  Persons  investing  redemption  proceeds from direct investments in the Delaware  Investments(R)  Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing
Class A Shares.  The  reinvestment  privilege does not extend to a redemption of
Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.

                                       41

     Any reinvestment  directed to a Delaware  Investments(R)  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read carefully the prospectus for the Delaware  Investments(R) Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The
prospectus    contains   more   complete    information   about   the   Delaware
Investments(R) Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Funds'  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group  Investment Plans that are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan investing in Delaware  Investments(R)  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal  of  the  entire  plan  from  a  Delaware  Investments(R)  Fund.  See
"Contingent  Deferred  Sales  Charge for Certain  Redemptions  of Class A Shares
Purchased  at  Net  Asset  Value"  under   "Redemption   and  Exchange"   below.
Notwithstanding  the  foregoing,  the Limited CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in connection with redemptions by certain  group defined  contribution  retirement  plans that purchase  shares through a retirement  plan alliance  program which  requires that shares will be available  at NAV,  provided  that RFS  either was the  sponsor of the  alliance program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase)  of $10  million  or  less;  and  (ii)  to IRA  rollovers  from  plans maintained on Delaware Investments(R)'  retirement recordkeeping system that are offering Class R Shares to participants.

Availability of Institutional Class Shares
     The  Institutional  Class of each Fund is generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv) a  bank,  trust  company,  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  managers  investing  on behalf of clients  that  consist  solely of  institutions  and high net worth  individuals having at least  $1,000,000  entrusted to the investment  manager for investment purposes,  but only if the  investment  manager is not  affiliated or associated with a broker or dealer and derives  compensation  for its services  exclusively from its clients for such advisory services;  (vi) certain plans qualified under
Section  529 of the

                                       42

Code  for  which  the  Funds'  Manager,  Distributor,  or one or more  of  their
affiliates  provide   recordkeeping,   administrative,   investment  management,
marketing,  distribution,  or similar services ("Eligible 529 Plans"); and (vii)
programs sponsored by financial  intermediaries  where such programs require the purchase of Institutional Class Shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class C
Shares, Class R Shares, and Institutional Class Shares at the NAV, at the end of
the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments(R) Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically
reinvest   dividends   and/or   distributions  in  any  of  the  other  Delaware
Investments(R)  Funds,  including the Funds, in states where their shares may be sold.  Such  investments  will  be at  NAV  at  the  close  of  business  on the reinvestment  date  without  any  front-end  sales  charge or service  fee.  The shareholder  must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or  distributions  are to be invested.  Any  reinvestment  directed to a fund in which the investor  does not then have an account  will be treated  like all other  initial  purchases of the fund's shares.  Consequently,  an investor  should obtain and read carefully the prospectus  for the fund in which the  investment  is intended to be made before investing or sending money.  The prospectus  contains more complete  information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments(R)  Funds may be  invested  in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class C Shares or Class R Shares.  Dividends  from Class C Shares may only be directed to other Class C Shares.  Dividends from Class R Shares may only be directed to other Class R Shares.  Dividends  from  Institutional  Class
Shares may only be directed to other Institutional Class Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware Investments(R) Fund,  you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service Center at 800 523-1918 for more  information.  All exchanges are subject to  the  eligibility

                                       43

and minimum purchase  requirements  and any additional  limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments(R) Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments(R) Fund rather than transferred from the eligible 529 Plan, as described  under  "Redemption  and  Exchange"  below.  The  treatment of your redemption  proceeds  from an  eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended
to  direct   transfers  from  a  substantially   similar  class  of  a  Delaware
Investments(R) Fund into an eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept
for   investment   in  the  Fund  Classes'   Shares,   through  an  agent  bank,
pre-authorized   government  or  private  recurring  payments.  This  method  of investment  assures the timely credit to the  shareholder's  account of payments such as social security,  veterans'  pension or compensation  benefits,  federal salaries,  railroad retirement benefits,  private payroll checks, dividends, and disability or pension fund  benefits.  It also  eliminates the  possibility  and inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares
may make automatic investments by authorizing,  in advance, monthly or quarterly payments  directly  from their  checking  account  for  deposit  into their Fund account.  This type of  investment  will be handled  in either of the  following ways:  (i) if the  shareholder's  bank is a  member  of the  National  Automated
Clearing House Association ("NACHA"), the amount of the periodic investment will be  electronically  deducted from his or her checking account by Electronic Fund
Transfer  ("EFT") and such  checking  account will  reflect a debit  although no check is required to initiate the transaction; or (ii) if the shareholder's bank is not a member  of NACHA,  deductions  will be made by  pre-authorized  checks, known as Depository  Transfer  Checks.  Should the  shareholder's  bank become a member  of  NACHA  in the  future,  his  or her  investments  would  be  handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

                                       44

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
A business day is any day that the New York Stock Exchange  ("NYSE") is open for business  ("Business  Day").  You can  initiate  this service by  completing  an
Account  Services  form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature  guaranteed.  The
Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments(R) Funds.  Shareholders  of the Fund  Classes  may elect to invest  in one or more of the other  Delaware Investments(R) Funds  through  the
Wealth Builder Option.  If in connection with the election of the Wealth Builder
Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account and  invested  automatically  into other  Delaware Investments(R) Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  Business  Day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including  applications,  contact your financial advisor or the Distributor.  To determine  whether

                                       45

the benefits of a  tax-sheltered  retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

     The CDSC may be waived on certain  redemptions  of Class C Shares.  See the
Fund Class's Prospectus for a list of instances in which the CDSC is waived.

     Purchases  of  Class C  Shares  must  be in an  amount  that  is less  than
$1,000,000 for such plans.  The maximum purchase  limitations  apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares. See the Funds'  Institutional  Shares Prospectuses for information about the availability of Institutional  Class Shares.  For additional  information on any of the  plans  and  Delaware  Investments'  retirement  services,  call  the
Shareholder Service Center telephone number at 800 523-1918.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class C Shares,  Class R Shares, and Institutional  Class Shares are effected at the NAV per share next  calculated  after  receipt of the order by the Funds, their  agent or  certain  other  authorized  persons.  See  "Distributor"  under
"Investment  Manager and Other Service  Providers"  above.  Selling  dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday  throughout the year except for days when the following  holidays are observed:  New Year's Day, Martin Luther King,  Jr.'s Birthday,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving and
Christmas.  The time at which transactions and shares are priced and the time by which  orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed,  the Funds will  generally be closed,  pricing  calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.

                                       46

Money  market  instruments  having a maturity of less than 60 days are valued at amortized cost, which  approximates  market value.  Debt securities  (other than short-term  obligations)  are valued on the basis of  valuations  provided  by a pricing  service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the
Board.  Prices  provided  by a pricing  service  take into  account  appropriate factors such as  institutional  trading in similar groups of securities,  yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Subject to the foregoing,  securities for which market  quotations are not  readily  available  and  other  assets  are  valued  at fair  value  as determined in good faith and in a method approved by the Board.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of a Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after a Fund  receives  your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next Business Day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain  redemptions  from retirement plan accounts,  a Fund will redeem the number of shares  necessary to deduct the applicable CDSC in the case of and
Class C Shares,  and, if  applicable,  the  Limited  CDSC in the case of Class A
Shares  and  tender  to the  shareholder  the  requested  amount,  assuming  the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.
Redemption  proceeds will be distributed  promptly,  as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments(R) Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt of the  request in good order by the  Funds,  their  agents,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining   Offering  Price  and  Net  Asset  Value"  above.  This  offer  is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

                                       47

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next Business
Day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Manager and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until they are reasonably  satisfied  that the purchase  check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase  shares by wiring  Federal  Funds.  Each Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them is not reasonably practical, or it is not reasonably practical for the  Funds  fairly  to value  their  assets,  or in the  event  that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone  payment or suspend  the right of  redemption  or  repurchase.  In such cases,  the  shareholder  may  withdraw the request for  redemption  or leave it standing  as a  request  for  redemption  at the NAV next  determined  after the suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions  of Class A Shares  Purchased  at Net Asset  Value"  below.  Class C
Shares are subject to CDSCs as described under "Contingent Deferred Sales Charge
- Class C Shares"  under  "Purchasing  Shares"  above  and in the Fund  Classes'
Prospectuses.  Except for the applicable  CDSC or Limited CDSC and, with respect to the expedited  payment by wire described  below for which, in the case of the
Fund  Classes,  there  may be a bank  wiring  cost,  neither  the  Funds nor the
Distributor charge a fee for redemptions or repurchases,  but such fees could be charged at any time in the future.

                                       48

     Holders of Class C Shares that exchange  their shares  ("Original  Shares")
for shares of other Delaware  Investments(R)  Funds (in each case, "New Shares")
in a permitted  exchange  will not be subject to a CDSC that might  otherwise be due upon redemption of the Original  Shares.  However,  such  shareholders  will continue to be subject to the CDSC and any CDSC assessed upon  redemption of the
New  Shares  will be charged by the Fund from  which the  Original  Shares  were exchanged.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments(R) Funds, including other Class
A Shares, but may not exchange their Class A Shares,  Class C Shares, or Class R
Shares of the Funds or of any other  Delaware  Investments(R)  Fund.  Holders of
Class C Shares of the Funds are permitted to exchange all or part of their Class
C Shares  only into Class C Shares of any other  Delaware  Investments(R)  Fund.
Class C Shares of the Funds  acquired  by  exchange  will  continue to carry the
CDSC.  Holders of Class R Shares of the Funds are  permitted  to exchange all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments(R) Funds or, if Class R Shares are not  available  for a  particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class C
Shares  will  be  made  without  the  imposition  of  a  CDSC  by  the  Delaware
Investments(R) Fund from  which the  exchange  is being  made at the time of the exchange.

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern  of market  timing  in any  Delaware Investments(R) Fund  to be a market timer.

     Market timing of a Delaware  Investments(R) Fund occurs when investors make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware Investments(R) Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware Investments(R) Fund within the same calendar quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656,  Kansas City,  MO 64121-9656
to redeem some or all of your  shares.  The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than
$100,000, or when the proceeds are not sent to the shareholder(s) at the address of record,  the Funds  require a  signature  by all owners of the  account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied

                                       49

by an eligible institution based on its creditworthiness.  The Funds may require
further   documentation   from   corporations,   executors,   retirement  plans,
administrators, trustees or guardians.

     Payment is  normally  mailed the next  Business  Day after  receipt of your redemption  request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional Class Shares. Certificates are not issued for Class C Shares.

Written Exchange
     You may also  write to the Funds  (at P.O.  Box  219656,  Kansas  City,  MO
64121-9656)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments(R) Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next
Business Day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  Business Day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the

                                       50

Shareholder  Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into other Delaware  Investments(R) Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amount or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments(R) Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received by telephone and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m.,  Eastern  time.  There is a $25  minimum  and  $50,000 maximum limit for  MoneyLine(SM) On Demand  transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Funds  do  not  recommend  any  specific  amount  of  withdrawal.  This  is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for investments made through qualified  retirement plans. Shares purchased with the initial  investment  and through  reinvestment  of cash  dividends  and realized securities profits  distributions will be credited to the shareholder's account and sufficient  full and  fractional  shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the

                                       51

Funds must be  terminated  before a Systematic  Withdrawal  Plan with respect to such shares can take effect,  except if the  shareholder  is a participant  in a retirement  plan  offering  Delaware  Investments(R)  Funds or is  investing  in
Delaware Investments(R) Funds which do not carry a sales charge.  Redemptions of
Class A Shares  pursuant  to a  Systematic  Withdrawal  Plan may be subject to a
Limited CDSC if the purchase was made at NAV and a dealer's  commission has been paid on that purchase.  The applicable  Limited CDSC for Class A Shares and CDSC for Class C Shares  redeemed via a Systematic  Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.  If the annual amount withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were acquired through the reinvestment of distributions.  See the Fund
Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four Business  Days after the payment date.  There are no separate fees for this redemption  method. It may take up to four Business Days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service;  however,  your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another Delaware  Investments(R)  Fund and, in the event of an  exchange  of  Class A  Shares,  the  "NAV of such  shares  at the time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subject to the Limited  CDSC and an exchange of such Class A Shares into another
Delaware Investments(R) Fund will not trigger the imposition of the Limited CDSC at the time of such  exchange.  The period a shareholder  owns shares into which
Class A Shares are exchanged will count towards  satisfying the two-year holding period.  The Limited  CDSC is assessed if such two year period is not  satisfied irrespective  of whether  the  redemption  triggering  its payment is of Class A
Shares of the Funds or Class A Shares acquired in the exchange.

                                       52

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable to Class A Shares and the CDSCs  applicable to C Shares may be waived.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions

     Delaware  Healthcare  Fund  intends  to pay out  all of its net  investment income and net realized  capital gains, if any,  annually,  usually in December.
Delaware  Global Real Estate  Securities  Fund intends to pay out all of its net investment income and net realized capital gains, if any,  annually.  Each class of shares of a Fund will  share  proportionately  in the  investment  income and expenses of such Fund,  except that,  absent any applicable fee waiver,  Class A
Shares,  Class C Shares,  and Class R Shares alone will incur  distribution fees under their respective Rule 12b-1 Plans.

     All  dividends and any capital gains  distributions  will be  automatically reinvested  in  additional  shares of the same  class of the Fund at NAV  unless otherwise designated in writing that such dividends and/or distributions be paid in cash.  Dividend  payments of $1.00 or less will be automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  NAV and the  dividend  option  may be  changed  from  cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's efforts to locate a  shareholder  if a  shareholder's  mail is  returned  by the
United  States  Post  Office  or the Fund is  otherwise  unable  to  locate  the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

                                       53

Taxes

     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividend income received by individuals)  will be taxable to you at  ordinary  income  tax  rates,  whether  you  take  them in cash or in additional  shares.  Distributions from qualified dividend income are taxable to individuals at long-term  capital gain rates,  provided  certain  holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If a Fund's distributions exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Investment  in  Foreign  Securities.  Each Fund is  permitted  to invest in foreign securities as described above. Accordingly,  the Funds may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce a Fund's distributions paid to you.

     Pass-through  of foreign tax  credits.  If more than 50% of a Fund's  total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be  entitled  either to deduct your  share of these  taxes in  computing  your  taxable  income,  or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to  limitations  for certain  shareholders).  The Fund will provide you with the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by a Fund as qualified  dividend income subject to taxation at long-term capital gain  rates,  may reduce the  otherwise  available  foreign  tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their  personal tax advisors  about their foreign tax credits and the procedures that they should  follow to claim  these  credits on their  personal  income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs").  In general, a PFIC is any foreign  corporation if 75% or more of its gross  income  for its  taxable  year is passive  income,  or 50% or more of its average  assets (by value) are held for the production of passive  income.  When investing  in  PFIC  securities,  each  Fund  intends  to  mark-to-market  these

                                       54

securities  and  recognize  any gains at the end of the Fund's fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.  In addition,  if a Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject to U.S.
federal  income tax on a portion of any "excess  distribution"  or gain from the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in  the  case  of  non-U.S.  shareholders,  a Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected,  or intends to elect, to be treated as a regulated  investment  company under  Subchapter  M of the Code and  intends to so qualify  during the  current fiscal year. As a regulated  investment company, a Fund generally is not subject to entity level  federal  income tax on the income and gains it  distributes  to you.  The Board  reserves  the right not to  distribute  a Fund's net  long-term capital  gain or not to  maintain  the  qualification  of a Fund as a  regulated investment  company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the  gain at the  highest  corporate  tax  rate,  and  shareholders  would be notified  that they are  entitled  to a credit or refund for the tax paid by the
Fund.  If a Fund fails to qualify as a regulated  investment  company,  the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gains,  and  distributions to you will be treated as taxable dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax  purposes,  each Fund must meet certain  asset  diversification,  income and distribution specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Fund is  required  to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

                                       55

     Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to  distribute  to you by  December  31 of each year,  at a minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of  September  30 (  "post-October  loss") as  occurring on the first day of the following tax year beginning October 1.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and
redemptions   (including  redemptions  in  kind)  of  Fund  shares  are  taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares,  the Internal Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that  you  realize  will be a  capital  gain or loss and  will be  long-term  or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another fund,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal  agency-backed  obligations  (e.g., GNMA or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by

                                       56

a Fund may be  qualified  dividend  income,  which is eligible  for  taxation at long-term  capital  gain rates.  This reduced  rate  generally is available  for dividends  paid by a Fund out of dividends  earned on the Fund's  investment  in stocks of domestic corporations and qualified foreign corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction.  The portion of dividends  paid by a Fund that so  qualifies  will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross amount of dividends  received by the Fund from domestic  (U.S.)
corporations that would have qualified for the  dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly causing a Fund to sell securities to raise the cash for necessary distributions)
and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited  cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss  recognized  by a Fund is treated as  ordinary  or  capital,  or as interest or dividend income.  These rules could,  therefore,  affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  A Fund is  permitted to invest in certain  options,  futures, forwards or foreign currency contracts. If a Fund makes these investments, under certain  provisions  of the code,  it may be  required to  mark-to-market  these contracts  and  realize any  unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts. Under these provisions, gains or losses on the  contracts  generally  would be treated as 60%  long-term  and 40%
short-

                                       57

term gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax  purposes,  a Fund also would be  required  to  mark-to-market  these contracts  annually as of October 31 (for  capital  gain net income and ordinary income  arising from certain  foreign  currency  contracts),  and to realize and distribute any resulting income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold  offsetting  positions in securities.  If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts ("REITs") in which Delaware Global Real Estate Securities Fund invests  (if  any) may hold  residual  interests  in  certain  mortgage  pooling vehicles formed as real estate mortgage  investment  conduits  ("REMICs") and/or may enter  into  transactions  that  result in a portion  of the  REIT's  assets qualifying as a "taxable  mortgage  pool" for U.S.  federal income tax purposes.
Also, Delaware Global Real Estate Securities Fund may make direct investments in
REMIC residual interests.  The portion of Delaware Global Real Estate Securities
Fund's income received from REMIC residual interests, either directly or through an  investment  in a REIT that holds such  interests  or  qualifies as a taxable mortgage  pool (such  income is  referred  to in the Code as  "excess  inclusion income")  generally  is  required  to be  allocated  by the  Fund to the  Fund's shareholders in proportion to the dividends paid to such  shareholders  with the same  consequences as if the  shareholders  received the excess inclusion income directly.

     Under these  rules,  Delaware  Global Real Estate  Securities  Fund will be taxed at the highest  corporate  income tax rate on its excess  inclusion income that is  allocable  to the  percentage  of its  shares  held in  record  name by
"disqualified   organizations,"   which  are  generally  certain   cooperatives,
governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that  Delaware  Global Real
Estate Securities Fund shares owned by "disqualified  organizations" are held in record name by a  broker/dealer  or other nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion  income  allocable to Fund shares held by the  broker/dealer or other nominee on behalf of the  "disqualified  organizations."  Delaware  Global
Real Estate  Securities  Fund expects that  disqualified  organizations  own its shares.  Because  this tax is  imposed  at the  Fund  level,  all  shareholders, including  shareholders  that are not  disqualified  organizations,  will bear a portion of the tax cost associated  with the Fund's receipt of excess  inclusion income.  However,  to the  extent  permissible  under  the 1940  Act,  regulated investment  companies such as Delaware  Global Real Estate  Securities  Fund are permitted under Treasury  Regulations to specially  allocate this tax expense to the disqualified  organizations  to which it is attributable,  without a concern that such an allocation will constitute a

                                       58

preferential dividend.

     In addition,  with respect to Delaware  Global Real Estate  Securities Fund shareholders who are not nominees,  for Fund taxable years beginning on or after
January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income received by the Fund from all sources exceeds 1% of the Fund's gross income,  it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If the Fund receives excess  inclusion income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded
          3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders  of the amount  and  character  of the  excess  inclusion income allocated to them from such REIT.

     Under these rules,  the taxable  income of any Delaware  Global Real Estate
Securities  Fund  shareholder can in no event be less that the sum of the excess inclusion  income  allocated to that  shareholder and any such excess  inclusion income  cannot be  offset by net  operating  losses of the  shareholder.  If the shareholder is a tax-exempt entity and not a "disqualified  organization,"  then this income is fully  taxable as  unrelated  business  taxable  income under the
Code.  Charitable  remainder  trusts  do not  incur  UBTI  by  receiving  excess inclusion  income from the Fund. If the shareholder is a non-U.S.  person,  such shareholder would be subject to U.S. federal income tax withholding at a rate of
30% on this income  without  reduction  or exemption  pursuant to any  otherwise applicable  income  tax  treaty.  If the  shareholder  is a  REIT,  a  regulated investment  company,  common  trust  fund or  other  pass-through  entity,  such shareholder's  allocable  share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such  entity and such  entity  would be subject to tax at the highest  corporate tax rate on any excess inclusion income allocated  to their  owners that are  disqualified  organizations.  Accordingly, investors  should be aware that a portion of the Fund's income may be considered excess inclusion income.

     Compliance with these requirements will require Delaware Global Real Estate
Securities  Fund to obtain  significant  cooperation  from the REITs in which it invests.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup  Withholding.  By law,  each Fund must  withhold  a portion  of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their

                                       59

tax advisors about the  applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain  dividends  designated by a Fund and paid from either  long-term or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less  than the  amount  that is so  qualified.  This is  because  the designation  is based on an estimate of a Fund's  qualified net interest  income for its entire  fiscal  year,  which can only be  determined  with  exactness at fiscal year end. As a  consequence,  a Fund may over  withhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Fund to  designate,  and each Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital  gain  dividends.  Additionally,  a  Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term capital gain dividends and interest-related  dividends paid by a Fund is  effective  for  dividends  paid  with  respect  to  taxable  years of a Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Investment in U.S. real property.  Delaware  Global Real Estate  Securities
Fund may invest in equity  securities of  corporations  that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by Delaware
Global Real Estate  Securities  Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests,  may trigger special tax  consequences to the Fund's non-U.S.  shareholders.  The Foreign  Investment in Real Property Tax
Act of 1980 ("FIRPTA") makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S. person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for distributions of FIRPTA gain by a regulated  investment company ("RIC") such as Delaware Global Real Estate Securities Fund, as follows:

     o    The RIC is classified as a qualified  investment  entity. A "qualified investment entity" includes a RIC if, in general, more than 50% of the
          RIC's assets  consists of interests  in REITs and U.S.  real  property holding corporations;
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution; and

                                       60

     o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest  ("USRPI"), causing the  distribution  to be subject to U.S.  withholding tax at a rate of 35%, and requiring that you to file a nonresident  U.S. income tax return.
     o    In addition,  even if you are a non-U.S.  shareholder  that owns 5% or less  of a  class  of  shares  of a  Fund  classified  as a  qualified investment  entity,  Fund  distributions  to you  attributable to gain realized  by the Fund from  disposition  of USRPI  will be  treated as ordinary  dividends  (rather  than short- or long-term  capital  gain)
          subject to withholding at a 30% or lower treaty rate.

     Net investment  income from dividends on stock and foreign source  interest income continue to be subject to withholding tax; effectively  connected income.
Ordinary dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.
If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless  a treaty  exemption  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's U.S. situs assets are below this threshold amount. In addition,  a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a  nonresident  decedent.  The amount treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of the quarter immediately  preceding the decedent's death that are debt obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.  Transfers by gift of  shares  of a Fund  by a  non-U.S.  shareholder  who is a  nonresident  alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     Effect  of Future  Legislation;  Local Tax  Considerations.  The  foregoing general  discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation  described above.  Distributions may also be subject to  additional  state,  local and  foreign  taxes  depending  on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these

                                       61

and other state and local tax rules affecting investment in a Fund.

     This discussion of " Distributions and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

                                       62

--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

     To obtain the Funds' most current performance information,  please call 800
523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Ernst & Young,  LLP, which is located at 2001 Market Street,  Philadelphia,
PA 19103,  serves as the independent  registered  public accounting firm for the
Trust and, in its capacity as such, will audit the annual  financial  statements which will be contained in each Fund's Annual Report.  Each Fund's  Statement of
Net  Assets,  Statement  of  Operations,  Statement  of Changes  in Net  Assets,
Financial Highlights and Notes to Financial Statements, as well as the report of
Ernst & Young,  LLP, the independent  registered  public accounting firm will be included in each Fund's Annual Report to shareholders.  The financial statements and financial highlights,  the notes relating thereto and the reports of Ernst &
Young,  LLP  listed  above will be  incorporated  by  reference  from the Annual
Reports into this Part B after the end of the Funds' first fiscal year.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

As of the date of this Part B, there are no shareholders of record holding 5% or more of the  outstanding  shares of each Class of the Trust.  Management  has no knowledge of beneficial ownership.

                                       63

APPENDIX A -- DESCRIPTION OF RATINGS

     The  following  paragraphs  contain  excerpts from Moody's and S&P's rating descriptions.  These credit  ratings  evaluate  only the safety of principal and interest and do not consider the market value risk  associated  with  high-yield securities.

General Rating Information

------------------------------------- ----------- -------------------------------------------------------------------------
Moody's Investors Service - Bond      Aaa         Bonds which are rated Aaa are judged to be of the best quality.  They
Ratings                                           carry the smallest degree of investment risk and are generally referred to as "gilt edge."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Aa          Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      A           Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Baa         Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Ba          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
                                                  Uncertainty of position characterizes bonds in this class.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      B           Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Caa         Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      Ca          Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.
------------------------------------- ----------- -------------------------------------------------------------------------
                                      C           Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
------------------------------------- ----------- -------------------------------------------------------------------------

                                       64

---------------------------------------------------------------------------------------------------------------------------
Short-Term Debt Ratings
         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.
------------ --------------------------------------------------------------------------------------------------------------
P-1          Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.
------------ --------------------------------------------------------------------------------------------------------------
P-2          Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
------------ --------------------------------------------------------------------------------------------------------------
P-3          Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.
------------ --------------------------------------------------------------------------------------------------------------

------------------------------------ ------------ -------------------------------------------------------------------------
S&P's - Bond Ratings                 AAA          Debt rated AAA has the highest rating assigned by S&P to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     AA           Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     A            Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     BBB          Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     BB, B, CCC   Debt rated BB, B, CCC or CC is regarded, on balance, as predominately
                                     and CC       speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     C            This rating is reserved for income bonds on which no interest is being paid.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     D            Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
---------------------------------------------------------------------------------------------------------------------------

Commercial Paper Ratings

     S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

---------------------------------------------------------------------------------------------------------------------------
A-1          The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
------------ --------------------------------------------------------------------------------------------------------------
A-2          Capacity for timely payment on issues with the designation A-2 is strong.  However, the relative degree of safely is not as high as for issues designated A-1.
------------ --------------------------------------------------------------------------------------------------------------
A-3          Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
---------------------------------------------------------------------------------------------------------------------------

------------------------------------ ------------ -------------------------------------------------------------------------
S&P's - Bond Ratings                 AAA          Debt rated AAA has the highest rating assigned by S&P to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     AA           Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

                                       65

------------------------------------ ------------ -------------------------------------------------------------------------
                                     A            Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     BBB          Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     BB, B, CCC   Debt rated BB, B, CCC or CC is regarded, on balance, as predominately
                                     and CC       speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     C            This rating is reserved for income bonds on which no interest is being paid.
------------------------------------ ------------ -------------------------------------------------------------------------
                                     D            Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
------------------------------------ ------------ -------------------------------------------------------------------------

                                       66

                                     PART C
                        (Delaware Group Equity Funds IV)
                         Post-Effective Amendment No. 39

                                OTHER INFORMATION

Item 23. Exhibits.  The following  exhibits are incorporated by reference to the
     Registrant's previously filed documents indicated below, except as noted:

     (a)  Articles of Incorporation.

          (1)  Executed  Agreement and  Declaration of Trust (December 17, 1998)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 25 filed October 18, 1999.

               (i)  Executed Certificate of Amendment (November 15, 2006) to the
                    Executed  Agreement and  Declaration  of Trust  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 38 filed July 6, 2007.

          (2)  Executed  Certificate of Trust  (December 17, 1998)  incorporated into this filing by reference to Post-Effective  Amendment No. 25 filed October 18, 1999.

     (b)  By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed
          July 6, 2007.

     (c)  Instruments Defining Rights of Security Holders.

          (1)  Agreement and Declaration of Trust. Articles III, IV, V and VI of
               the Agreement and  Declaration  of Trust  incorporated  into this filing by  reference  to  Post-Effective  Amendment  No. 25 filed
               October 18, 1999.

          (2)  By-Laws. Article II of the Amended and Restated By-Laws (November
               16,  2006)   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 38 filed July 6, 2007.

     (d)  Investment   Advisory  Contracts.   Executed   Investment   Management
          Agreement  (December 17, 1999) between Delaware  Management Company (a series of  Delaware  Management  Business  Trust)  and the  Registrant
          incorporated into this filing by reference to Post-Effective Amendment
          No. 27 filed November 27, 2000.

          (1)  Executed  Amended  Exhibit A (effective as of September 28, 2007)
               to the Investment  Management  Agreement is attached  herewith as
               Exhibit No. EX-99.d.1.

     (e)  Underwriting Contracts.

          (1)  Distribution Agreements.

               (i)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 32 filed November 26, 2003.

                    (1)  Amended   Schedule  I  (September   24,  2007)  to  the
                         Distribution  Agreement is attached herewith as Exhibit
                         No. EX-99.e.1.i.1.

               (ii) Executed Third Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (January 1, 2007) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on behalf of the Registrant incorporated into this filing by reference to  Post-Effective  Amendment No. 37 filed January
                    26, 2007.

          (2)  Dealer's  Agreement  (January 2001) incorporated into this filing by reference to  Post-Effective  Amendment No. 30 filed  November
               27, 2002.

          (3)  Vision   Mutual   Fund   Gateway(R)Agreement    (November   2000)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 30 filed November 27, 2002.

          (4)  Registered   Investment   Advisers   Agreement   (January   2001)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 30 filed November 27, 2002.

          (5)  Bank/Trust  Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed January 24,
               2006.

     (f)  Bonus or Profit Sharing Contracts. Not applicable.

     (g)  Custodian Agreements.

          (1)  Form of  Mutual  Fund  Services  and  Custody  Agreement  between
               Registrant and Mellon Bank, N.A. is attached  herewith as Exhibit
               No. EX-99.g.1.

          (2)  Form of Mutual Fund  Services and  Securities  Lending  Agreement
               between  Registrant and Mellon Bank, N.A. is attached herewith as
               Exhibit No. EX-99.g.2.

     (h)  Other Material Contracts.

          (1)  Executed  Shareholder Services Agreement (April 19, 2001) between
               Delaware  Service  Company,  Inc. and the Registrant on behalf of
               the  Fund   incorporated   into  this  filing  by   reference  to
               Post-Effective Amendment No. 29 filed November 29, 2001.

               (i)  Executed   Letter   Amendment   (August  23,  2002)  to  the
                    Shareholder  Services  Agreement  between  Delaware  Service
                    Company,  Inc.  and the  Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 32 filed
                    November 26, 2003.

               (ii) Executed  Schedule A (effective as of September 28, 2007) to the Shareholder  Services Agreement is attached here with as
                    Exhibit No. EX-99.h.1.ii.

               (iii) Executed  Schedule  B (June  1,  2007)  to the  Shareholder
                    Services   Agreement   incorporated   into  this  filing  by
                    reference to  Post-Effective  Amendment No. 38 filed July 6,
                    2007.

          (2)  Executed  Fund  Accounting  Agreement  (August 19, 1996)  between
               Delaware  Service  Company,  Inc. and the Registrant on behalf of
               the  Fund   incorporated   into  this  filing  by   reference  to
               Post-Effective Amendment No. 31 filed May 7, 2003.

               (i)  Executed Amendment No. 32 (January 9, 2007) to Schedule A to
                    the  Delaware  Investments  Family of Funds Fund  Accounting
                    Agreement  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 38 filed July 6, 2007.

               (ii) Executed   Schedule  B  (May  16,   2002)  to  the  Delaware
                    Investments  Family  of  Funds  Fund  Accounting   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed May 7, 2003.

          (3)  Executed  Investment  Advisory Expense Limitation Letter (January
               17, 2007) between Delaware  Management Company and the Registrant incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 38 filed July 6, 2007.

          (4)  Executed  Distribution  Expense  Limitation  Letter  (January 17,
               2007)  between  Delaware  Distributors,  L.P. and the  Registrant incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 38 filed July 6, 2007.

     (i)  Legal Opinion.

          (1)  Opinion and Consent of Counsel  (September 21, 1999) incorporated into this filing by reference to Post-Effective  Amendment No. 25 filed October 18, 1999.

          (2)  Opinion and Consent of Counsel  (September 21, 2007) with respect to  Delaware  Global  Real Estate  Securities  Fund and  Delaware
               Healthcare Fund is attached herewith as Exhibit No. EX-99.i.2.

     (j)  Other Opinions. Not applicable.

     (k)  Omitted Financial Statements. Not applicable.

     (l)  Initial Capital  Agreements.  Investment Letter of Initial Shareholder
          incorporated into this filing by reference to Pre-Effective  Amendment
          No. 2 filed March 26, 1986.

     (m)  Rule 12b-1 Plans.

          (1)  Plan under  Rule 12b-1 for  Delaware  Growth  Opportunities  Fund
               Class A  (April  19,  2001)  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 29 filed November 29,
               2001.

          (2)  Plan under  Rule 12b-1 for  Delaware  Growth  Opportunities  Fund
               Class B  (April  19,  2001)  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 29 filed November 29,
               2001.

          (3)  Plan under  Rule 12b-1 for  Delaware  Growth  Opportunities  Fund
               Class C  (April  19,  2001)  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 29 filed November 29,
               2001.

          (4)  Plan  under  Rule  12b-1  for  Delaware  Large  Cap  Growth  Fund
               (formerly,  Delaware  Diversified Growth Fund) Class A (April 19,
               2001)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 29 filed November 29, 2001.

          (5)  Plan  under  Rule  12b-1  for  Delaware  Large  Cap  Growth  Fund
               (formerly,  Delaware  Diversified Growth Fund) Class B (April 19,
               2001)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 29 filed November 29, 2001.

          (6)  Plan  under  Rule  12b-1  for  Delaware  Large  Cap  Growth  Fund
               (formerly,  Delaware  Diversified Growth Fund) Class C (April 19,
               2001)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 29 filed November 29, 2001.

          (7)  Plan under Rule 12b-1 for Delaware Global Real Estate  Securities
               Fund Class A (August 15,  2007) is  attached  herewith as Exhibit
               No. EX-99.m.7.

          (8)  Plan under Rule 12b-1 for Delaware Global Real Estate  Securities
               Fund Class C (August 15,  2007) is  attached  herewith as Exhibit
               No. EX-99.m.8.

          (9)  Plan  under  Rule  12b-1 for  Delaware  Healthcare  Fund  Class A
               (August 15, 2007) is attached herewith as Exhibit No. EX-99.m.9.

          (10) Plan  under  Rule  12b-1 for  Delaware  Healthcare  Fund  Class C
               (August 15, 2007) is attached herewith as Exhibit No. EX-99.m.10.

          (11) Plan  under Rule  12b-1 for Class R (May 15,  2003)  incorporated into this filing by reference to Post-Effective  Amendment No. 31 filed May 7, 2003.

               (i)  Amendment to Schedule I of Plan under Rule 12b-1 for Class R
                    (September  24,  2007) is  attached  herewith as Exhibit No.
                    EX-99.m.11.i.

     (n)  Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed
          January 24, 2006.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (1)  Code of  Ethics  for the  Delaware  Investments  Family  of Funds
               (February  2006)  incorporated  into this filing by  reference to
               Post-Effective Amendment No. 37 filed January 26, 2007.

          (2)  Code of Ethics  for  Delaware  Investments  (Delaware  Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by reference to Post-Effective Amendment No. 37 filed
               January 26, 2007.

          (3)  Code of Ethics for Lincoln Financial Distributors, Inc. (December
               2005)   incorporated   into   this   filing   by   reference   to
               Post-Effective Amendment No. 37 filed January 26, 2007.

     (q)  Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 38 filed July 6, 2007.

Item 24. Persons Controlled by or Under Common Control with Registrant. None.

Item 25.  Indemnification.  Article  VI of  the  Amended  and  Restated  By-Laws
     (November  16,  2006)   incorporated  into  this  filing  by  reference  to
     Post-Effective Amendment No. 38 filed July 6, 2007.

Item 26. Business and Other Connections of the Investment Adviser.

     Delaware   Management  Company  (the  "Manager"),   a  series  of  Delaware
     Management  Business Trust,  serves as investment manager to the Registrant and also  serves as  investment  manager or  sub-advisor  to certain of the other funds in the Delaware  Investments(R)Funds  (Delaware  Group  Adviser
     Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware
     Group Equity Funds II,  Delaware  Group  Equity Funds III,  Delaware  Group
     Equity Funds V, Delaware Group  Foundation  Funds,  Delaware Group Global &
     International Funds,  Delaware Group Government Fund, Delaware Group Income
     Funds,  Delaware Group Limited-Term  Government Funds, Delaware Group State
     Tax-Free  Income  Trust,  Delaware  Group  Tax-Free  Fund,  Delaware  Group
     Tax-Free Money Fund, Delaware Investments  Municipal Trust, Delaware Pooled
     Trust,  Delaware VIP Trust,  Voyageur Insured Funds,  Voyageur Intermediate
     Tax-Free Funds,  Voyageur Mutual Funds,  Voyageur Mutual Funds II, Voyageur
     Mutual Funds III, Voyageur Tax-Free Funds,  Delaware  Investments  Dividend
     and Income Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income
     Fund,  Inc.,  Delaware  Investments  Arizona  Municipal  Income Fund, Inc.,
     Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware
     Investments Florida Insured Municipal Income Fund and Delaware  Investments
     Minnesota   Municipal  Income  Fund  II,  Inc.),  as  well  as  to  certain
     non-affiliated  registered  investment  companies.  In  addition,   certain
     officers  of  the  Manager  also  serve  as  trustees  of  other   Delaware
     Investments(R)Funds,  and certain officers are also officers of these other funds. A company  indirectly  owned by the Manager's parent company acts as
     principal    underwriter    to   the   mutual   funds   in   the   Delaware
     Investments(R)Funds  (see Item 27 below) and another  such  company acts as the shareholder  services,  dividend  disbursing,  accounting servicing and transfer agent for all of the Delaware Investments(R)Funds.

     The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted, the principal  business address of the directors and officers of the
     Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

---------------------------- ----------------------------- -------------------------------- -------------------------------------
Name and Principal           Positions and Offices with    Positions and Offices with
Business Address             Manager                       Registrant                       Other Positions and Offices Held
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick P. Coyne             President                     President/ Chief Executive       Mr. Coyne has served in various
                                                           Officer                          executive capacities within
                                                                                            Delaware Investments

                                                                                            President - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Ryan K. Brist                Executive Vice                None                             Mr. Brist has served in various
                             President/Managing                                             executive capacities within
                             Director/Chief Investment                                      Delaware Investments
                             Officer - Fixed Income
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John C.E. Campbell           Executive Vice                None                             Mr. Campbell has served in various
                             President/Global Marketing                                     executive capacities within
                             & Client Services                                              Delaware Investments

                                                                                            President/Chief Executive Officer -
                                                                                            Optimum Fund Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip N. Russo              Executive Vice                None                             Mr. Russo has served in various
                             President/Chief                                                executive capacities within
                             Administrative Officer                                         Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
See Yeng Quek                Executive Vice                Executive Vice                   Mr. Quek has served in various
                             President/Managing            President/Managing               executive capacities within
                             Director/Chief Investment     Director/Chief Investment        Delaware Investments
                             Officer,                      Officer,
                             Fixed Income                  Fixed Income                     Executive Vice President/Managing
                                                                                            Director/
                                                                                            Chief Investment Officer, Fixed
                                                                                            Income -Lincoln National Investment
                                                                                            Companies, Inc.

                                                                                            Director/Trustee - HYPPCO Finance
                                                                                            Company Ltd.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Douglas L. Anderson          Senior Vice                   None                             Mr. Anderson has served in various
                             President/Operations                                           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Marshall T. Bassett          Senior Vice President/Chief   Senior Vice President/           Mr. Bassett has served in various
                             Investment Officer -          Chief Investment Officer -       executive capacities within
                             Emerging Growth Equity        Emerging Growth Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph R. Baxter             Senior Vice President/Head    Senior Vice President/           Mr. Baxter has served in various
                             of Municipal Bond             Head of Municipal Bond           executive capacities within
                             Investments                   Investments                      Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Beck          Senior Vice                   Senior Vice President/Senior     Mr. Beck has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael P. Buckley           Senior Vice                   Senior Vice President/           Mr. Buckley has served in various
                             President/Director of         Director of Municipal Research   executive capacities within
                             Municipal Research                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael F. Capuzzi           Senior Vice President -       Senior Vice President -          Mr. Capuzzi has served in various
                             Investment Systems            Investment Systems               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lui-Er Chen(1)               Senior Vice                   Senior Vice President/           Mr. Chen has served in various
                             President/Senior Portfolio    Senior Portfolio Manager/Chief   executive capacities within
                             Manager/Chief Investment      Investment Officer - Emerging    Delaware Investments
                             Officer - Emerging Markets    Markets
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen R. Cianci            Senior Vice                   Senior Vice President/Senior     Mr. Cianci has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert F. Collins            Senior Vice                   Senior Vice President/           Mr. Collins has served in various
                             President/Senior Portfolio    Senior Portfolio Manager         executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Czepiel           Senior Vice                   Senior Vice President/Senior     Mr. Czepiel has served in various
                             President/Senior Municipal    Municipal Bond Trader            executive capacities within
                             Bond Trader                                                    Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Forant              Senior Vice                   None                             Mr. Forant has served in various
                             President/Director,                                            executive capacities within
                             Technical Services                                             Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian Funk                   Senior Vice                   None                             Mr. Funk has served in various
                             President/Director of                                          executive capacities within
                             Credit Research                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brent C. Garrells            Senior Vice                   None                             Mr. Garrells has served in various
                             President/Senior Research                                      executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stuart M. George             Senior Vice President/Head    Senior Vice President/Head of    Mr. George has served in various
                             of Equity Trading             Equity Trading                   executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul Grillo                  Senior Vice                   Senior Vice President/Senior     Mr. Grillo has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jonathan Hatcher             Senior Vice                   None                             Mr. Hatcher has served in various
                             President/Senior Research                                      executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
William F. Keelan            Senior Vice                   Senior Vice President/Director   Mr. Keelan has served in various
                             President/Director of         of Quantitative Research         executive capacities within
                             Quantitative Research                                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis X. Morris            Senior Vice President/Chief   Senior Vice President/Chief      Mr. Morris has served in various
                             Investment Officer - Core     Investment Officer - Core        executive capacities within
                             Equity                        Equity                           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brian L. Murray, Jr.         Senior Vice President/Chief   Senior Vice President/Chief      Mr. Murray has served in various
                             Compliance Officer            Compliance Officer               executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/Chief
                                                                                            Compliance Officer - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Susan L. Natalini            Senior Vice                   None                             Ms. Natalini has served in various
                             President/Marketing &                                          executive capacities within
                             Shared Services                                                Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Zoe Neale(2)                 Senior Vice President/Chief   Senior Vice President/Chief      Mr. Neale has served in various
                             Investment Officer,           Investment Officer,              executive capacities within
                             International Equity          International Equity             Delaware Investments

---------------------------- ----------------------------- -------------------------------- -------------------------------------
D. Tysen Nutt                Senior Vice President/Chief   Senior Vice President/Chief      Mr. Nutt has served in various
                             Investment Officer,           Investment Officer,              executive capacities within
                             Large Cap Value Equity        Large Cap Value                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David P. O'Connor            Senior Vice                   Senior Vice President/           Mr. O'Connor has served in various
                             President/Strategic           Strategic Investment             executive capacities within
                             Investment Relationships      Relationships and Initiatives/   Delaware Investments
                             and Initiatives/General       General Counsel
                             Counsel                                                        Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Optimum Fund Trust

                                                                                            Senior Vice President/ Strategic
                                                                                            Investment Relationships and
                                                                                            Initiatives/ General Counsel/Chief
                                                                                            Legal Officer - Lincoln National
                                                                                            Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
John J. O'Connor             Senior Vice                   Senior Vice President/Treasurer  Mr. O'Connor has served in various
                             President/Investment                                           executive capacities within
                             Accounting                                                     Delaware Investments

                                                                                            Senior Vice President/Assistant
                                                                                            Treasurer - Optimum Fund Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip R. Perkins            Senior Vice                   Senior Vice President/Senior     Mr. Perkins has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Timothy L. Rabe              Senior Vice                   None                             Mr. Rabe has served in various
                             President/Senior Portfolio                                     executive capacities within
                             Manager/Head of High Yield                                     Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard Salus                Senior Vice President/        Senior Vice President/Chief      Mr. Salus has served in various
                             Controller/Treasurer          Financial Officer                executive capacities within
                                                                                            Delaware Investments

                                                                                            Senior Vice President/
                                                                                            Controller/Treasurer - Lincoln
                                                                                            National Investment Companies, Inc.

                                                                                            Senior Vice President/Chief
                                                                                            Financial Officer - Optimum Fund
                                                                                            Trust
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jeffrey S. Van Harte(3)      Senior Vice President/Chief   Senior Vice President/Chief      Mr. Van Harte has served in various
                             Investment Officer -          Investment Officer -             executive capacities within
                             Focus Growth Equity           Focus Growth Equity              Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Babak Zenouzi(4)             Senior Vice                   Senior Vice President/Senior     Mr. Zenouzi has served in various
                             President/Senior Portfolio    Portfolio Manager                executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gary T. Abrams               Vice President/Senior         None                             Mr. Abrams has served in various
                             Equity Trader                                                  executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher S. Adams         Vice President/Portfolio      Vice President/Portfolio         Mr. Adams has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Damon J. Andres              Vice President/Senior         Vice President/Senior            Mr. Andres has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Margaret MacCarthy Bacon(5)  Vice President/ Investment    None                             Ms. Bacon has served in various
                             Specialist                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Todd Bassion(6)              Vice President/Senior         Vice President/Senior Research   Mr. Bassion has served in various
                             Research Analyst              Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard E. Biester           Vice President/Equity Trader  None                             Mr. Biester has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher J. Bonavico(7)   Vice President/Senior         Vice President/Senior            Mr. Bonavico has served in various
                             Portfolio Manager, Equity     Portfolio Manager, Equity        executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Vincent A. Brancaccio        Vice President/Senior         None                             Mr. Brancaccio has served in
                             Equity Trader                                                  various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth F. Broad(8)          Vice President/Senior         Vice President/Senior            Mr. Broad has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen J. Busch             Vice President - Managed      None                             Mr. Busch has served in various
                             Accounts                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Mary Ellen M. Carrozza       Vice President/Client         Vice President/Client Services   Ms. Carrozza has served in various
                             Services                                                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Stephen G. Catricks          Vice President/Portfolio      Vice President/Portfolio         Mr. Catricks has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony G. Ciavarelli        Vice President/Assistant      Vice President/Associate         Mr. Ciavarelli has served in
                             General Counsel/ Assistant    General Counsel/ Assistant       various executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
David F. Connor              Vice President/Deputy         Vice President/Deputy General    Mr. Connor has served in various
                             General Counsel/              Counsel/ Secretary               executive capacities within
                             Assistant Secretary                                            Delaware Investments

                                                                                            Vice President/Deputy General
                                                                                            Counsel/Secretary - Optimum Fund
                                                                                            Trust

                                                                                            Vice President/Deputy General
                                                                                            Counsel/ Secretary - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cori E. Daggett              Vice President, Counsel,      Vice President, Associate        Ms. Daggett has served in various
                             Assistant Secretary           General Counsel, Assistant       executive capacities within
                                                           Secretary                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Ericksen(9)   Vice President/Portfolio      Vice President/Portfolio         Mr. Ericksen has served in various
                             Manager, Equity Analyst       Manager, Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joel A. Ettinger             Vice President/Taxation       Vice President/Taxation          Mr. Ettinger has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments

                                                                                            Vice President/Taxation - Lincoln
                                                                                            National Investment Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Phoebe W. Figland            Vice President/ Investment    Vice President/ Investment       Ms. Figland has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph Fiorilla              Vice President/Trading        None                             Mr. Fiorilla has served in various
                             Operations                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles E. Fish              Vice President/Senior         None                             Mr. Fish has served in various
                             Equity Trader                                                  executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Clifford M. Fisher           Vice President/Senior         None                             Mr. Fisher has served in various
                             Municipal Bond Trader                                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Patrick G. Fortier(10)       Vice President/Portfolio      Vice President/ Portfolio        Mr. Fortier has served in various
                             Manager, Equity Analyst       Manager, Equity Analyst          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Paul D. Foster               Vice President/Investment     None                             Mr. Foster has served in various
                             Specialist-- Emerging                                          executive capacities within
                             Growth Equity                                                  Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Denise A. Franchetti         Vice President/Portfolio      Vice President/Portfolio         Ms. Franchetti has served in
                             Manager/Municipal Bond        Manager/Municipal Bond Credit    various executive capacities within
                             Credit Analyst                Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
James A. Furgele             Vice President/ Investment    Senior Vice President/           Mr. Furgele has served in various
                             Accounting                    Investment Accounting            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Henry A. Garrido(11)         Vice President/Equity         None                             Mr. Garrido has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Barry S. Gladstein           Vice President/Portfolio      Vice President/Equity            Mr. Gladstein has served in various
                             Manager                       Analyst/Portfolio Manager        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Edward Gray(12)              Vice President/Senior         Vice President/Senior            Mr. Gray has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lisa L. Hansen(13)           Vice President/Head of        None                             Ms. Hansen has served in various
                             Focus Growth Equity Trading                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Gregory M. Heywood(14)       Vice President/Portfolio      Vice President/Portfolio         Mr. Heywood has served in various
                             Manager, Equity Analyst       Manager, Research Analyst        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Sharon Hill                  Vice President/Head of        Vice President/Head of Equity    Ms. Hill has served in various
                             Equity Quantitative           Quantitative Research and        executive capacities within
                             Research and Analytics        Analytics                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Christopher M. Holland       Vice President/Portfolio      Vice President/Associate         Mr. Holland has served in various
                             Manager                       Equity Analyst II/Portfolio      executive capacities within
                                                           Manager                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael E. Hughes            Vice President/Senior         Vice President/Senior Equity     Mr. Hughes has served in various
                             Equity Analyst                Analyst                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Jordan L. Irving             Vice President/Senior         Vice President/Senior            Mr. Irving has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Cynthia Isom                 Vice President/Senior         Vice President/Portfolio         Ms. Isom has served in various
                             Portfolio Manager             Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kenneth R. Jackson           Vice President/Quantitative   Vice President/Equity Trader     Mr. Jackson has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Audrey E. Kohart             Vice President/Financial      Vice President/Financial         Ms. Kohart has served in various
                             Planning and Reporting        Planning and Reporting           executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Andrew Kronschnabel          Vice President/High Grade     None                             Mr. Kronschnabel has served in
                             Trader                                                         various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Roseanne L. Kropp            Vice President/Senior Fund    None                             Ms. Kropp has served in various
                             Analyst II                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nikhil G. Lalvani            Vice President/Senior         Vice President/Senior Equity     Mr. Lalvani has served in various
                             Equity Analyst/Portfolio      Analyst/Portfolio Manager        executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Steven T. Lampe              Vice President/Portfolio      Vice President/Portfolio         Mr. Lampe has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Alfio Leone IV               Vice President/High Grade     None                             Mr. Leone has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Anthony A. Lombardi          Vice President/Senior         Vice President/Senior            Mr. Lombardi has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Francis P. Magee             Vice President/Equity         None                             Mr. Magee has served in various
                             Business Manager                                               executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Charles (Tom) T. McClintic   Vice President/High Yield     None                             Mr. McClintic has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael S. Morris            Vice President/Portfolio      Vice President/Portfolio         Mr. Morris has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Scott Moses                  Vice President/High Grade     None                             Mr. Moses has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Philip O. Obazee             Vice President/ Derivatives   Vice President/ Derivatives      Mr. Obazee has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Donald G. Padilla            Vice President/Portfolio      Vice President/Portfolio         Mr. Padilla has served in various
                             Manager/Senior Equity         Manager/Senior Equity Analyst    executive capacities within
                             Analyst                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Daniel J. Prislin(15)        Vice President/Senior         Vice President/Senior            Mr. Prislin has served in various
                             Portfolio Manager/Equity      Portfolio Manager/Equity         executive capacities within
                             Analyst                       Analyst                          Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Craig S. Remsen              Vice President/Senior         None                             Mr. Remsen has served in various
                             Credit Research Analyst                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Carl Rice                    Vice President/Senior         Vice President/Senior            Mr. Rice has served in various
                             Investment Specialist,        Investment Specialist, Large     executive capacities within
                             Large Cap Value Focus Equity  Cap Value Focus Equity           Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Joseph T. Rogina             Vice President/Equity Trader  None                             Mr. Rogina has served in various
                                                                                            executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Debbie A. Sabo(16)           Vice President/Equity         None                             Ms. Sabo has served in various
                             Trader, Focus Growth Equity                                    executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kevin C. Schildt             Vice President/Senior         Vice President/Senior            Mr. Schildt has served in various
                             Municipal Credit Analyst      Municipal Credit Analyst         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Bruce Schoenfeld(17)         Vice President/Equity         Vice President/Equity Analyst    Mr. Schoenfeld has served in
                             Analyst                                                        various executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Richard D. Seidel            Vice President/Assistant      None                             Mr. Seidel has served in various
                             Controller/Assistant                                           executive capacities within
                             Treasurer                                                      Delaware Investments

                                                                                            Vice President/Assistant
                                                                                            Controller/Assistant Treasurer -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nancy E. Smith               Vice President - Investment   Vice President - Investment      Ms. Smith has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Brenda L. Sprigman           Vice President/Business       None                             Ms. Sprigman has served in various
                             Manager - Fixed Income                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Michael T. Taggart           Vice President/Facilities &   None                             Mr. Taggart has served in various
                             Administrative Services                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Rise Taylor                  Vice President Strategic      None                             Ms. Sprigman has served in various
                             Investment                                                     executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Spencer M. Tullo             Vice President/High Yield     None                             Mr. Tullo has served in various
                             Trader                                                         executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Robert A. Vogel, Jr.         Vice President/Senior         Vice President/Senior            Mr. Vogel has served in various
                             Portfolio Manager             Portfolio Manager                executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Lori P. Wachs                Vice President/Portfolio      Vice President/Portfolio         Ms. Wachs has served in various
                             Manager                       Manager                          executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Laura A. Wagner              Vice President/ Investment    Vice President/ Investment       Ms. Wagner has served in various
                             Accounting                    Accounting                       executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Kathryn R. Williams          Vice President/Associate      Vice President/Associate         Ms. Williams has served in various
                             General Counsel/Assistant     General Counsel/Assistant        executive capacities within
                             Secretary                     Secretary                        Delaware Investments

                                                                                            Vice President/Associate General
                                                                                            Counsel/Assistant Secretary -
                                                                                            Lincoln National Investment
                                                                                            Companies, Inc.
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Nashira Wynn                 Vice President/Senior         Vice President/Senior Equity     Ms. Wynn has served in various
                             Equity Analyst/Portfolio      Analyst/Portfolio Manager        executive capacities within
                             Manager                                                        Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Greg Zappin                  Vice President/Senior                                          Mr. Zappin has served in various
                             Credit Research Analyst                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------
Guojia Zhang(18)             Vice President/Equity         Vice President/Equity Analyst    Mr. Zhang has served in various
                             Analyst                                                        executive capacities within
                                                                                            Delaware Investments
---------------------------- ----------------------------- -------------------------------- -------------------------------------

(1)  Managing Director/Senior Portfolio Manager, Evergreen Investment Management
     Company, 1995.
(2)  Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(3)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.
(4)  Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
(5)  Client Service Officer, Thomas Weisel Partners, 2002-2005.
(6)  Senior Research Associate, Thomas Weisel Partners, 2002-2005.
(7)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.
(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.
(9)  Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.
(10) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
(11) Senior Analyst, Wells Capital Management, 2000-2006.
(12) Portfolio Manager, Thomas Weisel Partners, 2002-2005.
(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.
(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells CapitalManagement,  LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.
(15) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.
(16) Head Trader, McMorgan & Company, 2003-2005.
(17) Vice President/Senior  Emerging Markets Analyst,  Artha Capital Management,
     2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
(18) Equity Analyst, Evergreen Investment Management Company, 2004-2006.

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2)  Information  with  respect  to  each  officer  and  partner  of the principal  underwriter  and the Registrant is provided  below.  Unless otherwise  noted,  the principal  business address of each officer and
          partner  of  Delaware  Distributors,   L.P.  is  2005  Market  Street,
          Philadelphia, PA 19103-7094.

------------------------------------- ------------------------------------------- ------------------------------------------
Name and Principal Business Address   Positions and Offices with Underwriter      Positions and Offices with Registrant
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.           General Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Capital Management           Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Investment Advisers          Limited Partner                             None
------------------------------------- ------------------------------------------- ------------------------------------------
Theodore K. Smith                     President                                   None
------------------------------------- ------------------------------------------- ------------------------------------------
Philip N. Russo                       Executive Vice President                    None
------------------------------------- ------------------------------------------- ------------------------------------------
Douglas L. Anderson                   Senior Vice President/Operations            None
------------------------------------- ------------------------------------------- ------------------------------------------
Jeffrey M. Kellogg                    Senior Vice President/Senior Product        None
                                      Manager/Communications Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Brian L. Murray, Jr.                  Senior Vice President/Compliance            Senior Vice President/Chief Compliance
                                                                                  Officer
------------------------------------- ------------------------------------------- ------------------------------------------
David P. O'Connor                     Senior Vice President/Strategic             Senior Vice President/Strategic
                                      Investment Relationships and                Investment Relationships and
                                      Initiatives/General Counsel                 Initiatives/General Counsel
------------------------------------- ------------------------------------------- ------------------------------------------
Robert E. Powers                      Senior Vice President/Senior Domestic       None
                                      Sales Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Richard Salus                         Senior Vice President/Controller/           Senior Vice President/Chief Financial
                                      Treasurer/Financial Operations Principal    Officer
------------------------------------- ------------------------------------------- ------------------------------------------
Trevor M. Blum                        Vice President/Senior Consultant            None
                                      Relationship Manager
------------------------------------- ------------------------------------------- ------------------------------------------
E. Zoe Bradley                        Vice President/Product Management Manager   None
------------------------------------- ------------------------------------------- ------------------------------------------
Mel Carrozza                          Vice President/Client Services              None
------------------------------------- ------------------------------------------- ------------------------------------------
Anthony G. Ciavarelli                 Vice President/Counsel/Assistant Secretary  Vice President/Associate General
                                                                                  Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
David F. Connor                       Vice President/Deputy General Counsel/      Vice President/Deputy General
                                      Secretary                                   Counsel/Secretary
------------------------------------- ------------------------------------------- ------------------------------------------
Joel A. Ettinger                      Vice President/Taxation                     Vice President/Taxation
------------------------------------- ------------------------------------------- ------------------------------------------
Edward M. Grant                       Vice President/Senior Domestic Sales        None
                                      Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Audrey Kohart                         Vice President/Financial Planning and       Vice President/Financial Planning and
                                      Reporting                                   Reporting
------------------------------------- ------------------------------------------- ------------------------------------------
Marlene D. Petter                     Vice President/Marketing Communications     None
------------------------------------- ------------------------------------------- ------------------------------------------
Richard D. Seidel                     Vice President/Assistant                    None
                                      Controller/Assistant Treasurer
------------------------------------- ------------------------------------------- ------------------------------------------
Michael T. Taggart                    Vice President/Facilities &                 None
                                      Administrative Services
------------------------------------- ------------------------------------------- ------------------------------------------
Molly Thompson                        Vice President/Associate Product            None
                                      Management Manager
------------------------------------- ------------------------------------------- ------------------------------------------
Kathryn R. Williams                   Vice President/Senior Counsel/ Assistant    Vice President/Associate General
                                      Secretary                                   Counsel/Assistant Secretary
------------------------------------- ------------------------------------------- ------------------------------------------

     (b)(1) Lincoln  Financial  Distributors,  Inc.  ("LFD") serves as financial intermediary  wholesaler  for all the  mutual  funds  in the  Delaware
          Investments Family of Funds.

     (b)(2) Information  with respect to each officer and partner of LFD and the
          Registrant is provided below.  Unless  otherwise  noted, the principal business  address of each  officer  and  partner of LFD is 2001 Market
          Street, Philadelphia, PA 19103-7055.

---------------------------------------- ----------------------------------- -------------------------------------
Name and Principal Business Address      Positions and Office with LFD            Positions and Offices with
                                                                                          Registrant
---------------------------------------- ----------------------------------- -------------------------------------
Terrance Mullen                          President                                           None
---------------------------------------- ----------------------------------- -------------------------------------
Joel Schwartz                            Vice President                                      None
---------------------------------------- ----------------------------------- -------------------------------------
Nancy Briguglio                          Vice President                                      None
---------------------------------------- ----------------------------------- -------------------------------------
Daniel P. Hickey(1)                      Vice President                                      None
---------------------------------------- ----------------------------------- -------------------------------------
Karina Istvan                            Vice President                                      None
---------------------------------------- ----------------------------------- -------------------------------------
James Ryan                               Vice President                                      None
---------------------------------------- ----------------------------------- -------------------------------------
Sharon G. Marnien                        Vice President                                      None
---------------------------------------- ----------------------------------- -------------------------------------

------------------------------------------------------------------------------------------------------------------
(1)  350 Church Street, Hartford, CT 06103
------------------------------------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28. Location of Accounts and Records.  All accounts and records required to be maintained by Section  31(a) of the  Investment  Company Act of 1940 and
     the rules under that section are maintained in  Philadelphia at 2005 Market
     Street, Philadelphia,  PA 19103-7094 and 430 W. 7th Street, Kansas City, MO
     64105.

Item 29. Management Services. None.

Item 30. Undertakings. Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act of  1940,  the  Registrant  certifies  that  it has  met all of the requirements for  effectiveness  under Rule 485(b) of the Securities Act and has duly  caused  this  Registration  Statement  to be signed  on its  behalf by the undersigned,  thereunto  duly  authorized,  in  the  City  of  Philadelphia  and
Commonwealth of Pennsylvania on this 24th day of September, 2007.

                                             DELAWARE GROUP EQUITY FUNDS IV

                                             By: /s/ Patrick P. Coyne
                                                     Patrick P. Coyne
                                                     Chairman/President/Chief
                                                     Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                            Title                                            Date
------------------------------------ ------------------------------------------------ -------------------------------

/s/ Patrick P. Coyne                 Chairman/President/Chief Executive Officer             September 24, 2007
Patrick P. Coyne                     (Principal Executive Officer) and Trustee

Thomas L. Bennett          *         Trustee                                                September 24, 2007
Thomas L. Bennett

John A. Fry                *         Trustee                                                September 24, 2007
John A. Fry

Anthony D. Knerr           *         Trustee                                                September 24, 2007
Anthony D. Knerr

Lucinda S. Landreth        *         Trustee                                                September 24, 2007
Lucinda S. Landreth

Ann R. Leven               *         Trustee                                                September 24, 2007
Ann R. Leven

Thomas F. Madison          *         Trustee                                                September 24, 2007
Thomas F. Madison

Janet L. Yeomans           *         Trustee                                                September 24, 2007
Janet L. Yeomans

J. Richard Zecher          *         Trustee                                                September 24, 2007
J. Richard Zecher

Richard Salus              *         Senior Vice President/Chief Financial Officer          September 24, 2007
Richard Salus                        (Principal Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                        (Delaware Group Equity Funds IV)

Exhibit No.       Exhibit
----------------- ------------------------------------------------------------------------------------------------------

EX-99.d.1         Executed Amended Exhibit A (effective as of September 28, 2007) to the Investment Management Agreement

EX-99.e.1.i.1     Amended Schedule I (September 24, 2007) to the Distribution Agreement

EX-99.g.1         Form of Mutual Fund Services and Custody Agreement between Registrant and Mellon Bank, N.A.

EX-99.g.2         Form of Mutual Fund Services and Securities Lending Agreement between Registrant and Mellon Bank, N.A.

EX-99.h.1.ii      Executed Schedule A (effective as of September 28, 2007) to the Shareholder Services Agreement

EX-99.i.2         Opinion and Consent of Counsel (September 21, 2007) with respect to Delaware Global Real Estate
                  Securities Fund and Delaware Healthcare Fund

EX-99.m.7         Plan under Rule 12b-1 for Delaware Global Real Estate Securities Fund Class A (August 15, 2007)

EX-99.m.8         Plan under Rule 12b-1 for Delaware Global Real Estate Securities Fund Class C (August 15, 2007)

EX-99.m.9         Plan under Rule 12b-1 for Delaware Healthcare Fund Class A (August 15, 2007)

EX-99.m.10        Plan under Rule 12b-1 for Delaware Healthcare Fund Class C (August 15, 2007)

EX-99.m.11.i      Amendment to Schedule I of Plan under Rule 12b-1 for Class R (September 24, 2007)